UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851

FRANKLIN FUND ALLOCATOR SERIES

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Conservative Allocation Fund
Class A [FTCIX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$63	0.61%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin Conservative Allocation Fund returned 8.06%. The Fund compares its performance to the Linked Franklin Conservative Allocation Fund Benchmark-NR†, the MSCI All Country World Index-NR and the Bloomberg Multiverse Index, which returned 5.91%, 17.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our cross asset tactical preference.
↑	Within fixed income, a regional overweight to the U.S. and an underweight to international positions.
↑	Within equities, a regional overweight to the U.S. and an underweight to international holdings.

Top detractors from performance:
↓	Fund selection in international fixed income.
↓	Fund selection in U.S. equity, as value stock exposure and one growth fund detracted.
↓	Fund selection in international equity.
Franklin Conservative Allocation Fund	PAGE 1	484-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	8.06	3.83	4.06
Class A (with sales charge)	2.11	2.66	3.47
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Linked Franklin Conservative Allocation Fund Benchmark-NR†	5.91	3.03	4.01
MSCI All Country World Index-NR	17.49	10.06	9.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Linked Franklin Conservative Allocation Fund Benchmark-NR is comprised of 28% S&P 500 Index, 12% MSCI EAFE Index-NR, 40% Bloomberg U.S. Aggregate Index and 20% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 28% S&P 500 Index, 12% MSCI EAFE Index-NR and 60% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 40% MSCI ACWI-NR and 60% Bloomberg Multiverse Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$855,733,091
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$2,193,955
Portfolio Turnover Rate	40.01%
*	Does not include derivatives, except purchased options, if any.
Franklin Conservative Allocation Fund	PAGE 2	484-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective July 1, 2024, investments of $250,000 or more in Class A shares will not be charged a sales charge, but will be subject to a 1% contingent deferred sales charge, if sold within 18 months of purchase.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Conservative Allocation Fund	PAGE 3	484-ATSR-0225

Franklin Conservative Allocation Fund
Class C [FTCCX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$141	1.36%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin Conservative Allocation Fund returned 7.28%. The Fund compares its performance to the Linked Franklin Conservative Allocation Fund Benchmark-NR†, the MSCI All Country World Index-NR and the Bloomberg Multiverse Index, which returned 5.91%, 17.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our cross asset tactical preference.
↑	Within fixed income, a regional overweight to the U.S. and an underweight to international positions.
↑	Within equities, a regional overweight to the U.S. and an underweight to international holdings.

Top detractors from performance:
↓	Fund selection in international fixed income.
↓	Fund selection in U.S. equity, as value stock exposure and one growth fund detracted.
↓	Fund selection in international equity.
Franklin Conservative Allocation Fund	PAGE 1	584-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	7.28	3.07	3.29
Class C (with sales charge)	6.28	3.07	3.29
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Linked Franklin Conservative Allocation Fund Benchmark-NR†	5.91	3.03	4.01
MSCI All Country World Index-NR	17.49	10.06	9.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Linked Franklin Conservative Allocation Fund Benchmark-NR is comprised of 28% S&P 500 Index, 12% MSCI EAFE Index-NR, 40% Bloomberg U.S. Aggregate Index and 20% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 28% S&P 500 Index, 12% MSCI EAFE Index-NR and 60% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 40% MSCI ACWI-NR and 60% Bloomberg Multiverse Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$855,733,091
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$2,193,955
Portfolio Turnover Rate	40.01%
*	Does not include derivatives, except purchased options, if any.
Franklin Conservative Allocation Fund	PAGE 2	584-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Conservative Allocation Fund	PAGE 3	584-ATSR-0225

Franklin Conservative Allocation Fund
Class R [FTCRX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$89	0.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin Conservative Allocation Fund returned 7.75%. The Fund compares its performance to the Linked Franklin Conservative Allocation Fund Benchmark-NR†, the MSCI All Country World Index-NR and the Bloomberg Multiverse Index, which returned 5.91%, 17.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our cross asset tactical preference.
↑	Within fixed income, a regional overweight to the U.S. and an underweight to international positions.
↑	Within equities, a regional overweight to the U.S. and an underweight to international holdings.

Top detractors from performance:
↓	Fund selection in international fixed income.
↓	Fund selection in U.S. equity, as value stock exposure and one growth fund detracted.
↓	Fund selection in international equity.
Franklin Conservative Allocation Fund	PAGE 1	884-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	7.75	3.56	3.79
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Linked Franklin Conservative Allocation Fund Benchmark-NR†	5.91	3.03	4.01
MSCI All Country World Index-NR	17.49	10.06	9.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Linked Franklin Conservative Allocation Fund Benchmark-NR is comprised of 28% S&P 500 Index, 12% MSCI EAFE Index-NR, 40% Bloomberg U.S. Aggregate Index and 20% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 28% S&P 500 Index, 12% MSCI EAFE Index-NR and 60% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 40% MSCI ACWI-NR and 60% Bloomberg Multiverse Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$855,733,091
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$2,193,955
Portfolio Turnover Rate	40.01%
*	Does not include derivatives, except purchased options, if any.
Franklin Conservative Allocation Fund	PAGE 2	884-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Conservative Allocation Fund	PAGE 3	884-ATSR-0225

Franklin Conservative Allocation Fund
Class R6 [FTCMX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$32	0.31%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin Conservative Allocation Fund returned 8.40%. The Fund compares its performance to the Linked Franklin Conservative Allocation Fund Benchmark-NR†, the MSCI All Country World Index-NR and the Bloomberg Multiverse Index, which returned 5.91%, 17.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our cross asset tactical preference.
↑	Within fixed income, a regional overweight to the U.S. and an underweight to international positions.
↑	Within equities, a regional overweight to the U.S. and an underweight to international holdings.

Top detractors from performance:
↓	Fund selection in international fixed income.
↓	Fund selection in U.S. equity, as value stock exposure and one growth fund detracted.
↓	Fund selection in international equity.
Franklin Conservative Allocation Fund	PAGE 1	384-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	8.40	4.17	4.40
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Linked Franklin Conservative Allocation Fund Benchmark-NR†	5.91	3.03	4.01
MSCI All Country World Index-NR	17.49	10.06	9.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Linked Franklin Conservative Allocation Fund Benchmark-NR is comprised of 28% S&P 500 Index, 12% MSCI EAFE Index-NR, 40% Bloomberg U.S. Aggregate Index and 20% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 28% S&P 500 Index, 12% MSCI EAFE Index-NR and 60% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 40% MSCI ACWI-NR and 60% Bloomberg Multiverse Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$855,733,091
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$2,193,955
Portfolio Turnover Rate	40.01%
*	Does not include derivatives, except purchased options, if any.
Franklin Conservative Allocation Fund	PAGE 2	384-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Conservative Allocation Fund	PAGE 3	384-ATSR-0225

Franklin Conservative Allocation Fund
Advisor Class [FTCZX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$37	0.36%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Franklin Conservative Allocation Fund returned 8.33%. The Fund compares its performance to the Linked Franklin Conservative Allocation Fund Benchmark-NR†, the MSCI All Country World Index-NR and the Bloomberg Multiverse Index, which returned 5.91%, 17.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our cross asset tactical preference.
↑	Within fixed income, a regional overweight to the U.S. and an underweight to international positions.
↑	Within equities, a regional overweight to the U.S. and an underweight to international holdings.

Top detractors from performance:
↓	Fund selection in international fixed income.
↓	Fund selection in U.S. equity, as value stock exposure and one growth fund detracted.
↓	Fund selection in international equity.
Franklin Conservative Allocation Fund	PAGE 1	641-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	8.33	4.09	4.33
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Linked Franklin Conservative Allocation Fund Benchmark-NR†	5.91	3.03	4.01
MSCI All Country World Index-NR	17.49	10.06	9.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Linked Franklin Conservative Allocation Fund Benchmark-NR is comprised of 28% S&P 500 Index, 12% MSCI EAFE Index-NR, 40% Bloomberg U.S. Aggregate Index and 20% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 28% S&P 500 Index, 12% MSCI EAFE Index-NR and 60% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 40% MSCI ACWI-NR and 60% Bloomberg Multiverse Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$855,733,091
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$2,193,955
Portfolio Turnover Rate	40.01%
*	Does not include derivatives, except purchased options, if any.
Franklin Conservative Allocation Fund	PAGE 2	641-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Conservative Allocation Fund	PAGE 3	641-ATSR-0225

Franklin Moderate Allocation Fund
Class A [FMTIX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$65	0.61%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin Moderate Allocation Fund returned 11.80%. The Fund compares its performance to the MSCI All Country World Index-NR, the Linked Franklin Moderate Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index, which returned 17.49%, 9.67% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our cross asset tactical preference.
↑	Within equities, a regional overweight to the U.S. and an underweight to international holdings.
↑	Within fixed income, a regional overweight to the U.S. and an underweight to international positions.

Top detractors from performance:
↓	Fund selection in U.S. equity, as value stock exposure and one growth fund detracted.
↓	Fund selection in international fixed income.
↓	Fund selection in international equity.
Franklin Moderate Allocation Fund	PAGE 1	485-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	11.80	6.25	6.00
Class A (with sales charge)	5.64	5.05	5.41
MSCI All Country World Index-NR	17.49	10.06	9.23
Linked Franklin Moderate Allocation Fund Benchmark-NR†	9.67	5.40	5.79
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Linked Franklin Moderate Allocation Fund Benchmark-NR reflects the performance of 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR, 35% Bloomberg U.S. Aggregate Index and 10% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR and 45% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 60% MSCI ACWI-NR and 40% Bloomberg Multiverse Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,647,146,434
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$4,118,785
Portfolio Turnover Rate	37.85%
*	Does not include derivatives, except purchased options, if any.
Franklin Moderate Allocation Fund	PAGE 2	485-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective July 1, 2024, investments of $250,000 or more in Class A shares will not be charged a sales charge, but will be subject to a 1% contingent deferred sales charge, if sold within 18 months of purchase.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Moderate Allocation Fund	PAGE 3	485-ATSR-0225

Franklin Moderate Allocation Fund
Class C [FTMTX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$143	1.36%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin Moderate Allocation Fund returned 10.96%. The Fund compares its performance to the MSCI All Country World Index-NR, the Linked Franklin Moderate Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index, which returned 17.49%, 9.67% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our cross asset tactical preference.
↑	Within equities, a regional overweight to the U.S. and an underweight to international holdings.
↑	Within fixed income, a regional overweight to the U.S. and an underweight to international positions.

Top detractors from performance:
↓	Fund selection in U.S. equity, as value stock exposure and one growth fund detracted.
↓	Fund selection in international fixed income.
↓	Fund selection in international equity.
Franklin Moderate Allocation Fund	PAGE 1	585-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	10.96	5.46	5.21
Class C (with sales charge)	9.96	5.46	5.21
MSCI All Country World Index-NR	17.49	10.06	9.23
Linked Franklin Moderate Allocation Fund Benchmark-NR†	9.67	5.40	5.79
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Linked Franklin Moderate Allocation Fund Benchmark-NR reflects the performance of 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR, 35% Bloomberg U.S. Aggregate Index and 10% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR and 45% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 60% MSCI ACWI-NR and 40% Bloomberg Multiverse Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,647,146,434
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$4,118,785
Portfolio Turnover Rate	37.85%
*	Does not include derivatives, except purchased options, if any.
Franklin Moderate Allocation Fund	PAGE 2	585-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Moderate Allocation Fund	PAGE 3	585-ATSR-0225

Franklin Moderate Allocation Fund
Class R [FTMRX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$91	0.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin Moderate Allocation Fund returned 11.55%. The Fund compares its performance to the MSCI All Country World Index-NR, the Linked Franklin Moderate Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index, which returned 17.49%, 9.67% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our cross asset tactical preference.
↑	Within equities, a regional overweight to the U.S. and an underweight to international holdings.
↑	Within fixed income, a regional overweight to the U.S. and an underweight to international positions.

Top detractors from performance:
↓	Fund selection in U.S. equity, as value stock exposure and one growth fund detracted.
↓	Fund selection in international fixed income.
↓	Fund selection in international equity.
Franklin Moderate Allocation Fund	PAGE 1	885-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	11.55	6.00	5.74
MSCI All Country World Index-NR	17.49	10.06	9.23
Linked Franklin Moderate Allocation Fund Benchmark-NR†	9.67	5.40	5.79
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Linked Franklin Moderate Allocation Fund Benchmark-NR reflects the performance of 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR, 35% Bloomberg U.S. Aggregate Index and 10% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR and 45% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 60% MSCI ACWI-NR and 40% Bloomberg Multiverse Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,647,146,434
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$4,118,785
Portfolio Turnover Rate	37.85%
*	Does not include derivatives, except purchased options, if any.
Franklin Moderate Allocation Fund	PAGE 2	885-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Moderate Allocation Fund	PAGE 3	885-ATSR-0225

Franklin Moderate Allocation Fund
Class R6 [FTMLX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$31	0.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin Moderate Allocation Fund returned 12.15%. The Fund compares its performance to the MSCI All Country World Index-NR, the Linked Franklin Moderate Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index, which returned 17.49%, 9.67% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our cross asset tactical preference.
↑	Within equities, a regional overweight to the U.S. and an underweight to international holdings.
↑	Within fixed income, a regional overweight to the U.S. and an underweight to international positions.

Top detractors from performance:
↓	Fund selection in U.S. equity, as value stock exposure and one growth fund detracted.
↓	Fund selection in international fixed income.
↓	Fund selection in international equity.
Franklin Moderate Allocation Fund	PAGE 1	385-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	12.15	6.60	6.36
MSCI All Country World Index-NR	17.49	10.06	9.23
Linked Franklin Moderate Allocation Fund Benchmark-NR†	9.67	5.40	5.79
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Linked Franklin Moderate Allocation Fund Benchmark-NR reflects the performance of 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR, 35% Bloomberg U.S. Aggregate Index and 10% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR and 45% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 60% MSCI ACWI-NR and 40% Bloomberg Multiverse Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,647,146,434
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$4,118,785
Portfolio Turnover Rate	37.85%
*	Does not include derivatives, except purchased options, if any.
Franklin Moderate Allocation Fund	PAGE 2	385-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Moderate Allocation Fund	PAGE 3	385-ATSR-0225

Franklin Moderate Allocation Fund
Advisor Class [FMTZX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$38	0.36%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Franklin Moderate Allocation Fund returned 12.07%. The Fund compares its performance to the MSCI All Country World Index-NR, the Linked Franklin Moderate Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index, which returned 17.49%, 9.67% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our cross asset tactical preference.
↑	Within equities, a regional overweight to the U.S. and an underweight to international holdings.
↑	Within fixed income, a regional overweight to the U.S. and an underweight to international positions.

Top detractors from performance:
↓	Fund selection in U.S. equity, as value stock exposure and one growth fund detracted.
↓	Fund selection in international fixed income.
↓	Fund selection in international equity.
Franklin Moderate Allocation Fund	PAGE 1	642-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	12.07	6.52	6.27
MSCI All Country World Index-NR	17.49	10.06	9.23
Linked Franklin Moderate Allocation Fund Benchmark-NR†	9.67	5.40	5.79
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Linked Franklin Moderate Allocation Fund Benchmark-NR reflects the performance of 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR, 35% Bloomberg U.S. Aggregate Index and 10% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR and 45% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 60% MSCI ACWI-NR and 40% Bloomberg Multiverse Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,647,146,434
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$4,118,785
Portfolio Turnover Rate	37.85%
*	Does not include derivatives, except purchased options, if any.
Franklin Moderate Allocation Fund	PAGE 2	642-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Moderate Allocation Fund	PAGE 3	642-ATSR-0225

Franklin Growth Allocation Fund
Class A [FGTIX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$68	0.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin Growth Allocation Fund returned 15.14%. The Fund compares its performance to the MSCI All Country World Index-NR, the Linked Franklin Growth Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index, which returned 17.49%, 13.53% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our cross asset tactical preference.
↑	Within equities, a regional overweight to the U.S. and an underweight to international holdings.
↑	Within fixed income, a regional overweight to the U.S. and an underweight to international positions.

Top detractors from performance:
↓	Fund selection in U.S. equity, as value stock exposure and one growth fund detracted.
↓	Fund selection in international equity.
↓	Fund selection in international fixed income.
Franklin Growth Allocation Fund	PAGE 1	486-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	15.14	8.39	7.76
Class A (with sales charge)	8.82	7.16	7.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Linked Franklin Growth Allocation Fund Benchmark-NR†	13.53	7.74	7.53
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Linked Franklin Growth Allocation Fund Benchmark-NR is comprised of 56% S&P 500 Index, 24% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index and 5% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 56% S&P 500 Index, 24% MSCI EAFE Index-NR and 20% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 80% MSCI ACWI-NR and 20% Bloomberg Multiverse Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,363,823,356
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$3,322,435
Portfolio Turnover Rate	33.45%
*	Does not include derivatives, except purchased options, if any.
Franklin Growth Allocation Fund	PAGE 2	486-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Growth Allocation Fund	PAGE 3	486-ATSR-0225

Franklin Growth Allocation Fund
Class C [FTGTX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$148	1.38%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin Growth Allocation Fund returned 14.35%. The Fund compares its performance to the MSCI All Country World Index-NR, the Linked Franklin Growth Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index, which returned 17.49%, 13.53% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our cross asset tactical preference.
↑	Within equities, a regional overweight to the U.S. and an underweight to international holdings.
↑	Within fixed income, a regional overweight to the U.S. and an underweight to international positions.

Top detractors from performance:
↓	Fund selection in U.S. equity, as value stock exposure and one growth fund detracted.
↓	Fund selection in international equity.
↓	Fund selection in international fixed income.
Franklin Growth Allocation Fund	PAGE 1	586-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	14.35	7.58	6.96
Class C (with sales charge)	13.35	7.58	6.96
MSCI All Country World Index-NR	17.49	10.06	9.23
Linked Franklin Growth Allocation Fund Benchmark-NR†	13.53	7.74	7.53
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Linked Franklin Growth Allocation Fund Benchmark-NR is comprised of 56% S&P 500 Index, 24% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index and 5% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 56% S&P 500 Index, 24% MSCI EAFE Index-NR and 20% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 80% MSCI ACWI-NR and 20% Bloomberg Multiverse Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,363,823,356
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$3,322,435
Portfolio Turnover Rate	33.45%
*	Does not include derivatives, except purchased options, if any.
Franklin Growth Allocation Fund	PAGE 2	586-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Growth Allocation Fund	PAGE 3	586-ATSR-0225

Franklin Growth Allocation Fund
Class R [FGTRX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$95	0.88%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin Growth Allocation Fund returned 14.90%. The Fund compares its performance to the MSCI All Country World Index-NR, the Linked Franklin Growth Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index, which returned 17.49%, 13.53% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our cross asset tactical preference.
↑	Within equities, a regional overweight to the U.S. and an underweight to international holdings.
↑	Within fixed income, a regional overweight to the U.S. and an underweight to international positions.

Top detractors from performance:
↓	Fund selection in U.S. equity, as value stock exposure and one growth fund detracted.
↓	Fund selection in international equity.
↓	Fund selection in international fixed income.
Franklin Growth Allocation Fund	PAGE 1	886-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	14.90	8.13	7.49
MSCI All Country World Index-NR	17.49	10.06	9.23
Linked Franklin Growth Allocation Fund Benchmark-NR†	13.53	7.74	7.53
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Linked Franklin Growth Allocation Fund Benchmark-NR is comprised of 56% S&P 500 Index, 24% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index and 5% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 56% S&P 500 Index, 24% MSCI EAFE Index-NR and 20% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 80% MSCI ACWI-NR and 20% Bloomberg Multiverse Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,363,823,356
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$3,322,435
Portfolio Turnover Rate	33.45%
*	Does not include derivatives, except purchased options, if any.
Franklin Growth Allocation Fund	PAGE 2	886-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Growth Allocation Fund	PAGE 3	886-ATSR-0225

Franklin Growth Allocation Fund
Class R6 [FTGMX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$32	0.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin Growth Allocation Fund returned 15.52%. The Fund compares its performance to the MSCI All Country World Index-NR, the Linked Franklin Growth Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index, which returned 17.49%, 13.53% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our cross asset tactical preference.
↑	Within equities, a regional overweight to the U.S. and an underweight to international holdings.
↑	Within fixed income, a regional overweight to the U.S. and an underweight to international positions.

Top detractors from performance:
↓	Fund selection in U.S. equity, as value stock exposure and one growth fund detracted.
↓	Fund selection in international equity.
↓	Fund selection in international fixed income.
Franklin Growth Allocation Fund	PAGE 1	386-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	15.52	8.77	8.16
MSCI All Country World Index-NR	17.49	10.06	9.23
Linked Franklin Growth Allocation Fund Benchmark-NR†	13.53	7.74	7.53
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Linked Franklin Growth Allocation Fund Benchmark-NR is comprised of 56% S&P 500 Index, 24% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index and 5% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 56% S&P 500 Index, 24% MSCI EAFE Index-NR and 20% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 80% MSCI ACWI-NR and 20% Bloomberg Multiverse Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,363,823,356
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$3,322,435
Portfolio Turnover Rate	33.45%
*	Does not include derivatives, except purchased options, if any.
Franklin Growth Allocation Fund	PAGE 2	386-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Growth Allocation Fund	PAGE 3	386-ATSR-0225

Franklin Growth Allocation Fund
Advisor Class [FGTZX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$41	0.38%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Franklin Growth Allocation Fund returned 15.42%. The Fund compares its performance to the MSCI All Country World Index-NR, the Linked Franklin Growth Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index, which returned 17.49%, 13.53% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our cross asset tactical preference.
↑	Within equities, a regional overweight to the U.S. and an underweight to international holdings.
↑	Within fixed income, a regional overweight to the U.S. and an underweight to international positions.

Top detractors from performance:
↓	Fund selection in U.S. equity, as value stock exposure and one growth fund detracted.
↓	Fund selection in international equity.
↓	Fund selection in international fixed income.
Franklin Growth Allocation Fund	PAGE 1	643-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	15.42	8.66	8.03
MSCI All Country World Index-NR	17.49	10.06	9.23
Linked Franklin Growth Allocation Fund Benchmark-NR†	13.53	7.74	7.53
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Linked Franklin Growth Allocation Fund Benchmark-NR is comprised of 56% S&P 500 Index, 24% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index and 5% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 56% S&P 500 Index, 24% MSCI EAFE Index-NR and 20% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 80% MSCI ACWI-NR and 20% Bloomberg Multiverse Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,363,823,356
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$3,322,435
Portfolio Turnover Rate	33.45%
*	Does not include derivatives, except purchased options, if any.
Franklin Growth Allocation Fund	PAGE 2	643-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Growth Allocation Fund	PAGE 3	643-ATSR-0225

Franklin Corefolio Allocation Fund
Class A [FTCOX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$42	0.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin Corefolio Allocation Fund returned 14.88%. The Fund compares its performance to the S&P 500 Index and the MSCI World Index which returned 25.02% and 19.19%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Franklin Growth Opportunities Fund: growth and technology focus aided relative performance, as did stock selection in the industrials sector including Axon Enterprises.
↑	Franklin Growth Fund: lack of exposure to energy and limited exposure to real estate.
↑	Franklin Mutual Shares Fund: allocation and selection in the information technology (IT) and real estate sectors.
↑	Templeton Growth Fund: selection in the industrials sector including Rolls Royce Holdings.

Top detractors from performance:
↓	Templeton Growth Fund: value focus held back returns, as did allocation and selection in the IT sector.
↓	Franklin Mutual Shares Fund: value focus held back returns, as did selection in the health care sector.
↓	Franklin Growth Fund: diversification strategy held back returns due to limited exposure to Magnifcent Seven, as did selection in the IT sector.
↓	Franklin Growth Opportunities Fund: diversification strategy held back returns due to limited exposure to Magnificent Seven, as did allocation and selection in the consumer discretionary sector.
Franklin Corefolio Allocation Fund	PAGE 1	470-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	14.88	9.31	8.82
Class A (with sales charge)	8.54	8.08	8.21
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10
MSCI World Index	19.19	11.69	10.52
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$984,374,131
Total Number of Portfolio Holdings*	5
Total Administrative Fee Paid	$294,270
Portfolio Turnover Rate	10.38%
*	Does not include derivatives, except purchased options, if any.
Franklin Corefolio Allocation Fund	PAGE 2	470-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Corefolio Allocation Fund	PAGE 3	470-ATSR-0225

Franklin Corefolio Allocation Fund
Class C [FTCLX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$122	1.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin Corefolio Allocation Fund returned 14.08%. The Fund compares its performance to the S&P 500 Index and the MSCI World Index which returned 25.02% and 19.19%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Franklin Growth Opportunities Fund: growth and technology focus aided relative performance, as did stock selection in the industrials sector including Axon Enterprises.
↑	Franklin Growth Fund: lack of exposure to energy and limited exposure to real estate.
↑	Franklin Mutual Shares Fund: allocation and selection in the information technology (IT) and real estate sectors.
↑	Templeton Growth Fund: selection in the industrials sector including Rolls Royce Holdings.

Top detractors from performance:
↓	Templeton Growth Fund: value focus held back returns, as did allocation and selection in the IT sector.
↓	Franklin Mutual Shares Fund: value focus held back returns, as did selection in the health care sector.
↓	Franklin Growth Fund: diversification strategy held back returns due to limited exposure to Magnifcent Seven, as did selection in the IT sector.
↓	Franklin Growth Opportunities Fund: diversification strategy held back returns due to limited exposure to Magnificent Seven, as did allocation and selection in the consumer discretionary sector.
Franklin Corefolio Allocation Fund	PAGE 1	570-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	14.08	8.50	8.01
Class C (with sales charge)	13.08	8.50	8.01
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10
MSCI World Index	19.19	11.69	10.52
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$984,374,131
Total Number of Portfolio Holdings*	5
Total Administrative Fee Paid	$294,270
Portfolio Turnover Rate	10.38%
*	Does not include derivatives, except purchased options, if any.
Franklin Corefolio Allocation Fund	PAGE 2	570-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Corefolio Allocation Fund	PAGE 3	570-ATSR-0225

Franklin Corefolio Allocation Fund
Class R [FFAYX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$69	0.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin Corefolio Allocation Fund returned 14.64%. The Fund compares its performance to the S&P 500 Index and the MSCI World Index which returned 25.02% and 19.19%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Franklin Growth Opportunities Fund: growth and technology focus aided relative performance, as did stock selection in the industrials sector including Axon Enterprises.
↑	Franklin Growth Fund: lack of exposure to energy and limited exposure to real estate.
↑	Franklin Mutual Shares Fund: allocation and selection in the information technology (IT) and real estate sectors.
↑	Templeton Growth Fund: selection in the industrials sector including Rolls Royce Holdings.

Top detractors from performance:
↓	Templeton Growth Fund: value focus held back returns, as did allocation and selection in the IT sector.
↓	Franklin Mutual Shares Fund: value focus held back returns, as did selection in the health care sector.
↓	Franklin Growth Fund: diversification strategy held back returns due to limited exposure to Magnifcent Seven, as did selection in the IT sector.
↓	Franklin Growth Opportunities Fund: diversification strategy held back returns due to limited exposure to Magnificent Seven, as did allocation and selection in the consumer discretionary sector.
Franklin Corefolio Allocation Fund	PAGE 1	870-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	14.64	9.05	8.56
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10
MSCI World Index	19.19	11.69	10.52
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$984,374,131
Total Number of Portfolio Holdings*	5
Total Administrative Fee Paid	$294,270
Portfolio Turnover Rate	10.38%
*	Does not include derivatives, except purchased options, if any.
Franklin Corefolio Allocation Fund	PAGE 2	870-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Corefolio Allocation Fund	PAGE 3	870-ATSR-0225

Franklin Corefolio Allocation Fund
Class R6 [FTLQX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$9	0.08%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin Corefolio Allocation Fund returned 15.28%. The Fund compares its performance to the S&P 500 Index and the MSCI World Index which returned 25.02% and 19.19%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Franklin Growth Opportunities Fund: growth and technology focus aided relative performance, as did stock selection in the industrials sector including Axon Enterprises.
↑	Franklin Growth Fund: lack of exposure to energy and limited exposure to real estate.
↑	Franklin Mutual Shares Fund: allocation and selection in the information technology (IT) and real estate sectors.
↑	Templeton Growth Fund: selection in the industrials sector including Rolls Royce Holdings.

Top detractors from performance:
↓	Templeton Growth Fund: value focus held back returns, as did allocation and selection in the IT sector.
↓	Franklin Mutual Shares Fund: value focus held back returns, as did selection in the health care sector.
↓	Franklin Growth Fund: diversification strategy held back returns due to limited exposure to Magnifcent Seven, as did selection in the IT sector.
↓	Franklin Growth Opportunities Fund: diversification strategy held back returns due to limited exposure to Magnificent Seven, as did allocation and selection in the consumer discretionary sector.
Franklin Corefolio Allocation Fund	PAGE 1	8470-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	15.28	9.68	9.17
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10
MSCI World Index	19.19	11.69	10.52
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$984,374,131
Total Number of Portfolio Holdings*	5
Total Administrative Fee Paid	$294,270
Portfolio Turnover Rate	10.38%
*	Does not include derivatives, except purchased options, if any.
Franklin Corefolio Allocation Fund	PAGE 2	8470-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Corefolio Allocation Fund	PAGE 3	8470-ATSR-0225

Franklin Corefolio Allocation Fund
Advisor Class [FCAZX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$15	0.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Franklin Corefolio Allocation Fund returned 15.24%. The Fund compares its performance to the S&P 500 Index and the MSCI World Index which returned 25.02% and 19.19%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Franklin Growth Opportunities Fund: growth and technology focus aided relative performance, as did stock selection in the industrials sector including Axon Enterprises.
↑	Franklin Growth Fund: lack of exposure to energy and limited exposure to real estate.
↑	Franklin Mutual Shares Fund: allocation and selection in the information technology (IT) and real estate sectors.
↑	Templeton Growth Fund: selection in the industrials sector including Rolls Royce Holdings.

Top detractors from performance:
↓	Templeton Growth Fund: value focus held back returns, as did allocation and selection in the IT sector.
↓	Franklin Mutual Shares Fund: value focus held back returns, as did selection in the health care sector.
↓	Franklin Growth Fund: diversification strategy held back returns due to limited exposure to Magnifcent Seven, as did selection in the IT sector.
↓	Franklin Growth Opportunities Fund: diversification strategy held back returns due to limited exposure to Magnificent Seven, as did allocation and selection in the consumer discretionary sector.
Franklin Corefolio Allocation Fund	PAGE 1	670-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	15.24	9.59	9.10
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10
MSCI World Index	19.19	11.69	10.52
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$984,374,131
Total Number of Portfolio Holdings*	5
Total Administrative Fee Paid	$294,270
Portfolio Turnover Rate	10.38%
*	Does not include derivatives, except purchased options, if any.
Franklin Corefolio Allocation Fund	PAGE 2	670-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Corefolio Allocation Fund	PAGE 3	670-ATSR-0225

Franklin Global Allocation Fund
Class A [FFALX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$99	0.93%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin Global Allocation Fund returned 12.87%. The Fund compares its performance to the MSCI All Country World Index-NR and the Blended Benchmark†, which returned 17.49% and 12.00%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection. Within equities, information technology (IT), industrials and health care sectors. Within fixed income, corporate investment-grade and sovereign developed securities.
↑	Regional security selection. Key contributors were: North America, Arista Networks and Nvidia; Asia, Taiwan Semiconductor and MediaTek; Europe, Unicredit and 3i Group.
↑	Equity allocation. Overweight positions in Asia and IT and energy sectors; underweight positions in Australia/New Zealand and materials and real estate sectors.

Top detractors from performance:
↓	Overweight equity allocation to Latin America and the Caribbean. Key detractors included Quimica y Minera de Chile and Vibra Energia.
↓	Underweight equity allocation and selection in the financials sector. Key detractors included Ing Groep and Itausa.
↓	Underweight fixed income allocation to emerging market debt as well as selection within Latin America issues.
Use of derivatives and the impact on performance:
The Fund utilized foreign currency contracts for hedging foreign currency exposure, which contributed to performance.
Franklin Global Allocation Fund	PAGE 1	481-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	12.87	4.98	4.84
Class A (with sales charge)	6.63	3.80	4.25
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	12.00	6.69	6.56
†	The Fund’s Blended Benchmark is comprised of 60% MSCI All Country World Index-NR, 30% Bloomberg Multiverse (100% hedged to USD) Index and 10% cash and cash equivalents (as represented by the ICE BofA US 3-Month Treasury Bill Index).
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
Effective February 1, 2021, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,710,550,737
Total Number of Portfolio Holdings*	242
Total Management Fee Paid	$15,406,326
Portfolio Turnover Rate	59.82%
*	Does not include derivatives, except purchased options, if any.
Franklin Global Allocation Fund	PAGE 2	481-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective June 3, 2024, Franklin Templeton Investments Corp. was appointed as sub-adviser to the Fund.
In addition, effective February 29, 2024, Jacqueline Kenney was added as a portfolio manager of the Fund and Kimberly Strand stepped down as a portfolio manager of the Fund. Effective June 3, 2024, Michael Greenberg was added as a portfolio manager of the Fund and Richard Hsu stepped down as a portfolio manager of the Fund.
Effective July 1, 2024, investments of $250,000 or more in Class A shares will not be charged a sales charge, but will be subject to a 1% contingent deferred sales charge, if sold within 18 months of purchase.
Effective May 1, 2024, the Fund’s operating expense limit was reduced from 0.73% to 0.70% and removed acquired fund fees and expenses from the operating expense limit.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Global Allocation Fund	PAGE 3	481-ATSR-0225

Franklin Global Allocation Fund
Class C [FFACX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$178	1.68%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin Global Allocation Fund returned 12.06%. The Fund compares its performance to the MSCI All Country World Index-NR and the Blended Benchmark†, which returned 17.49% and 12.00%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection. Within equities, information technology (IT), industrials and health care sectors. Within fixed income, corporate investment-grade and sovereign developed securities.
↑	Regional security selection. Key contributors were: North America, Arista Networks and Nvidia; Asia, Taiwan Semiconductor and MediaTek; Europe, Unicredit and 3i Group.
↑	Equity allocation. Overweight positions in Asia and IT and energy sectors; underweight positions in Australia/New Zealand and materials and real estate sectors.

Top detractors from performance:
↓	Overweight equity allocation to Latin America and the Caribbean. Key detractors included Quimica y Minera de Chile and Vibra Energia.
↓	Underweight equity allocation and selection in the financials sector. Key detractors included Ing Groep and Itausa.
↓	Underweight fixed income allocation to emerging market debt as well as selection within Latin America issues.
Use of derivatives and the impact on performance:
The Fund utilized foreign currency contracts for hedging foreign currency exposure, which contributed to performance.
Franklin Global Allocation Fund	PAGE 1	282-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	12.06	4.19	4.06
Class C (with sales charge)	11.06	4.19	4.06
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	12.00	6.69	6.56
†	The Fund’s Blended Benchmark is comprised of 60% MSCI All Country World Index-NR, 30% Bloomberg Multiverse (100% hedged to USD) Index and 10% cash and cash equivalents (as represented by the ICE BofA US 3-Month Treasury Bill Index).
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective February 1, 2021, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,710,550,737
Total Number of Portfolio Holdings*	242
Total Management Fee Paid	$15,406,326
Portfolio Turnover Rate	59.82%
*	Does not include derivatives, except purchased options, if any.
Franklin Global Allocation Fund	PAGE 2	282-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective June 3, 2024, Franklin Templeton Investments Corp. was appointed as sub-adviser to the Fund.
In addition, effective February 29, 2024, Jacqueline Kenney was added as a portfolio manager of the Fund and Kimberly Strand stepped down as a portfolio manager of the Fund. Effective June 3, 2024, Michael Greenberg was added as a portfolio manager of the Fund and Richard Hsu stepped down as a portfolio manager of the Fund.
Effective May 1, 2024, the Fund’s operating expense limit was reduced from 0.73% to 0.70% and removed acquired fund fees and expenses from the operating expense limit.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Global Allocation Fund	PAGE 3	282-ATSR-0225

Franklin Global Allocation Fund
Class R [FFARX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$125	1.18%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin Global Allocation Fund returned 12.57%. The Fund compares its performance to the MSCI All Country World Index-NR and the Blended Benchmark†, which returned 17.49% and 12.00%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection. Within equities, information technology (IT), industrials and health care sectors. Within fixed income, corporate investment-grade and sovereign developed securities.
↑	Regional security selection. Key contributors were: North America, Arista Networks and Nvidia; Asia, Taiwan Semiconductor and MediaTek; Europe, Unicredit and 3i Group.
↑	Equity allocation. Overweight positions in Asia and IT and energy sectors; underweight positions in Australia/New Zealand and materials and real estate sectors.

Top detractors from performance:
↓	Overweight equity allocation to Latin America and the Caribbean. Key detractors included Quimica y Minera de Chile and Vibra Energia.
↓	Underweight equity allocation and selection in the financials sector. Key detractors included Ing Groep and Itausa.
↓	Underweight fixed income allocation to emerging market debt as well as selection within Latin America issues.
Use of derivatives and the impact on performance:
The Fund utilized foreign currency contracts for hedging foreign currency exposure, which contributed to performance.
Franklin Global Allocation Fund	PAGE 1	871-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	12.57	4.72	4.58
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	12.00	6.69	6.56
†	The Fund’s Blended Benchmark is comprised of 60% MSCI All Country World Index-NR, 30% Bloomberg Multiverse (100% hedged to USD) Index and 10% cash and cash equivalents (as represented by the ICE BofA US 3-Month Treasury Bill Index).
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective February 1, 2021, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,710,550,737
Total Number of Portfolio Holdings*	242
Total Management Fee Paid	$15,406,326
Portfolio Turnover Rate	59.82%
*	Does not include derivatives, except purchased options, if any.
Franklin Global Allocation Fund	PAGE 2	871-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective June 3, 2024, Franklin Templeton Investments Corp. was appointed as sub-adviser to the Fund.
In addition, effective February 29, 2024, Jacqueline Kenney was added as a portfolio manager of the Fund and Kimberly Strand stepped down as a portfolio manager of the Fund. Effective June 3, 2024, Michael Greenberg was added as a portfolio manager of the Fund and Richard Hsu stepped down as a portfolio manager of the Fund.
Effective May 1, 2024, the Fund’s operating expense limit was reduced from 0.73% to 0.70% and removed acquired fund fees and expenses from the operating expense limit.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Global Allocation Fund	PAGE 3	871-ATSR-0225

Franklin Global Allocation Fund
Class R6 [FFAQX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$66	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin Global Allocation Fund returned 13.28%. The Fund compares its performance to the MSCI All Country World Index-NR and the Blended Benchmark†, which returned 17.49% and 12.00%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection. Within equities, information technology (IT), industrials and health care sectors. Within fixed income, corporate investment-grade and sovereign developed securities.
↑	Regional security selection. Key contributors were: North America, Arista Networks and Nvidia; Asia, Taiwan Semiconductor and MediaTek; Europe, Unicredit and 3i Group.
↑	Equity allocation. Overweight positions in Asia and IT and energy sectors; underweight positions in Australia/New Zealand and materials and real estate sectors.

Top detractors from performance:
↓	Overweight equity allocation to Latin America and the Caribbean. Key detractors included Quimica y Minera de Chile and Vibra Energia.
↓	Underweight equity allocation and selection in the financials sector. Key detractors included Ing Groep and Itausa.
↓	Underweight fixed income allocation to emerging market debt as well as selection within Latin America issues.
Use of derivatives and the impact on performance:
The Fund utilized foreign currency contracts for hedging foreign currency exposure, which contributed to performance.
Franklin Global Allocation Fund	PAGE 1	8481-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	13.28	5.33	5.17
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	12.00	6.69	6.56
†	The Fund’s Blended Benchmark is comprised of 60% MSCI All Country World Index-NR, 30% Bloomberg Multiverse (100% hedged to USD) Index and 10% cash and cash equivalents (as represented by the ICE BofA US 3-Month Treasury Bill Index).
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 1, 2021, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,710,550,737
Total Number of Portfolio Holdings*	242
Total Management Fee Paid	$15,406,326
Portfolio Turnover Rate	59.82%
*	Does not include derivatives, except purchased options, if any.
Franklin Global Allocation Fund	PAGE 2	8481-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective June 3, 2024, Franklin Templeton Investments Corp. was appointed as sub-adviser to the Fund.
In addition, effective February 29, 2024, Jacqueline Kenney was added as a portfolio manager of the Fund and Kimberly Strand stepped down as a portfolio manager of the Fund. Effective June 3, 2024, Michael Greenberg was added as a portfolio manager of the Fund and Richard Hsu stepped down as a portfolio manager of the Fund.
Effective May 1, 2024, the Fund’s operating expense limit was reduced from 0.73% to 0.70% and removed acquired fund fees and expenses from the operating expense limit.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Global Allocation Fund	PAGE 3	8481-ATSR-0225

Franklin Global Allocation Fund
Advisor Class [FFAAX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$72	0.68%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Franklin Global Allocation Fund returned 13.11%. The Fund compares its performance to the MSCI All Country World Index-NR and the Blended Benchmark†, which returned 17.49% and 12.00%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection. Within equities, information technology (IT), industrials and health care sectors. Within fixed income, corporate investment-grade and sovereign developed securities.
↑	Regional security selection. Key contributors were: North America, Arista Networks and Nvidia; Asia, Taiwan Semiconductor and MediaTek; Europe, Unicredit and 3i Group.
↑	Equity allocation. Overweight positions in Asia and IT and energy sectors; underweight positions in Australia/New Zealand and materials and real estate sectors.

Top detractors from performance:
↓	Overweight equity allocation to Latin America and the Caribbean. Key detractors included Quimica y Minera de Chile and Vibra Energia.
↓	Underweight equity allocation and selection in the financials sector. Key detractors included Ing Groep and Itausa.
↓	Underweight fixed income allocation to emerging market debt as well as selection within Latin America issues.
Use of derivatives and the impact on performance:
The Fund utilized foreign currency contracts for hedging foreign currency exposure, which contributed to performance.
Franklin Global Allocation Fund	PAGE 1	671-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	13.11	5.23	5.10
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	12.00	6.69	6.56
†	The Fund’s Blended Benchmark is comprised of 60% MSCI All Country World Index-NR, 30% Bloomberg Multiverse (100% hedged to USD) Index and 10% cash and cash equivalents (as represented by the ICE BofA US 3-Month Treasury Bill Index).
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective February 1, 2021, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,710,550,737
Total Number of Portfolio Holdings*	242
Total Management Fee Paid	$15,406,326
Portfolio Turnover Rate	59.82%
*	Does not include derivatives, except purchased options, if any.
Franklin Global Allocation Fund	PAGE 2	671-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective June 3, 2024, Franklin Templeton Investments Corp. was appointed as sub-adviser to the Fund.
In addition, effective February 29, 2024, Jacqueline Kenney was added as a portfolio manager of the Fund and Kimberly Strand stepped down as a portfolio manager of the Fund. Effective June 3, 2024, Michael Greenberg was added as a portfolio manager of the Fund and Richard Hsu stepped down as a portfolio manager of the Fund.
Effective May 1, 2024, the Fund’s operating expense limit was reduced from 0.73% to 0.70% and removed acquired fund fees and expenses from the operating expense limit.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Global Allocation Fund	PAGE 3	671-ATSR-0225

Franklin LifeSmart Retirement Income Fund
Class A [FTRAX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$31	0.30%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin LifeSmart Retirement Income Fund returned 8.32%. The Fund compares its performance to the MSCI All Country World Index-NR and the Bloomberg Multiverse Index, which returned 17.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in fixed income.
↑	Fund selection in U.S. fixed income, reflecting a preference for short duration at points in 2024.
↑	Underweight in international equity, reflecting a preference for U.S. equities.

Top detractors from performance:
↓	Fund selection in equity, reflecting a focus on high dividend funds and ETFs.
↓	Fund selection in U.S. equity.
↓	Equity underweight, reflecting prioritization of both income generation and portfolio downside protection.
Franklin LifeSmart Retirement Income Fund	PAGE 1	427-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	8.32	4.02	3.63
Class A (with sales charge)	2.37	2.85	3.05
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
MSCI All Country World Index-NR	17.49	10.06	9.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$44,850,105
Total Number of Portfolio Holdings*	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.32%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart Retirement Income Fund	PAGE 2	427-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart Retirement Income Fund	PAGE 3	427-ATSR-0225

Franklin LifeSmart Retirement Income Fund
Class C [FRTCX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$109	1.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin LifeSmart Retirement Income Fund returned 7.48%. The Fund compares its performance to the MSCI All Country World Index-NR and the Bloomberg Multiverse Index, which returned 17.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in fixed income.
↑	Fund selection in U.S. fixed income, reflecting a preference for short duration at points in 2024.
↑	Underweight in international equity, reflecting a preference for U.S. equities.

Top detractors from performance:
↓	Fund selection in equity, reflecting a focus on high dividend funds and ETFs.
↓	Fund selection in U.S. equity.
↓	Equity underweight, reflecting prioritization of both income generation and portfolio downside protection.
Franklin LifeSmart Retirement Income Fund	PAGE 1	527-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	7.48	3.24	2.86
Class C (with sales charge)	6.48	3.24	2.86
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
MSCI All Country World Index-NR	17.49	10.06	9.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$44,850,105
Total Number of Portfolio Holdings*	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.32%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart Retirement Income Fund	PAGE 2	527-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart Retirement Income Fund	PAGE 3	527-ATSR-0225

Franklin LifeSmart Retirement Income Fund
Class R [FBRLX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$57	0.55%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin LifeSmart Retirement Income Fund returned 7.97%. The Fund compares its performance to the MSCI All Country World Index-NR and the Bloomberg Multiverse Index, which returned 17.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in fixed income.
↑	Fund selection in U.S. fixed income, reflecting a preference for short duration at points in 2024.
↑	Underweight in international equity, reflecting a preference for U.S. equities.

Top detractors from performance:
↓	Fund selection in equity, reflecting a focus on high dividend funds and ETFs.
↓	Fund selection in U.S. equity.
↓	Equity underweight, reflecting prioritization of both income generation and portfolio downside protection.
Franklin LifeSmart Retirement Income Fund	PAGE 1	827-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	7.97	3.78	3.38
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
MSCI All Country World Index-NR	17.49	10.06	9.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$44,850,105
Total Number of Portfolio Holdings*	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.32%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart Retirement Income Fund	PAGE 2	827-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart Retirement Income Fund	PAGE 3	827-ATSR-0225

Franklin LifeSmart Retirement Income Fund
Class R6 [FLMTX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$0	0.00%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin LifeSmart Retirement Income Fund returned 8.73%. The Fund compares its performance to the MSCI All Country World Index-NR and the Bloomberg Multiverse Index, which returned 17.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in fixed income.
↑	Fund selection in U.S. fixed income, reflecting a preference for short duration at points in 2024.
↑	Underweight in international equity, reflecting a preference for U.S. equities.

Top detractors from performance:
↓	Fund selection in equity, reflecting a focus on high dividend funds and ETFs.
↓	Fund selection in U.S. equity.
↓	Equity underweight, reflecting prioritization of both income generation and portfolio downside protection.
Franklin LifeSmart Retirement Income Fund	PAGE 1	327-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	8.73	4.36	3.95
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
MSCI All Country World Index-NR	17.49	10.06	9.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$44,850,105
Total Number of Portfolio Holdings*	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.32%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart Retirement Income Fund	PAGE 2	327-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart Retirement Income Fund	PAGE 3	327-ATSR-0225

Franklin LifeSmart Retirement Income Fund
Advisor Class [FLRDX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$5	0.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Franklin LifeSmart Retirement Income Fund returned 8.57%. The Fund compares its performance to the MSCI All Country World Index-NR and the Bloomberg Multiverse Index, which returned 17.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in fixed income.
↑	Fund selection in U.S. fixed income, reflecting a preference for short duration at points in 2024.
↑	Underweight in international equity, reflecting a preference for U.S. equities.

Top detractors from performance:
↓	Fund selection in equity, reflecting a focus on high dividend funds and ETFs.
↓	Fund selection in U.S. equity.
↓	Equity underweight, reflecting prioritization of both income generation and portfolio downside protection.
Franklin LifeSmart Retirement Income Fund	PAGE 1	627-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	8.57	4.29	3.89
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
MSCI All Country World Index-NR	17.49	10.06	9.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$44,850,105
Total Number of Portfolio Holdings*	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.32%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart Retirement Income Fund	PAGE 2	627-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart Retirement Income Fund	PAGE 3	627-ATSR-0225

Franklin LifeSmart 2020 Retirement Target Fund
Class A [FLRMX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$51	0.49%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin LifeSmart 2020 Retirement Target Fund returned 8.00%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 6.94% and -1.34% respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight U.S. bonds relative to international bonds.
↑	Underweight fixed income relative to equity, reflecting preference for equities.
↑	Fund selection in U.S. fixed income, including overweight in high yield bonds.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in international fixed income.
↓	Fund selection in U.S. equity.
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 1	52-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	8.00	4.16	4.17
Class A (with sales charge)	2.10	2.99	3.58
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	6.94	3.67	4.46
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 51% MSCI AC World Index-NR and 49% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$25,431,016
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.80%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 2	52-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 3	52-ATSR-0225

Franklin LifeSmart 2020 Retirement Target Fund
Class C [FLRQX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$128	1.24%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin LifeSmart 2020 Retirement Target Fund returned 7.22%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 6.94% and -1.34% respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight U.S. bonds relative to international bonds.
↑	Underweight fixed income relative to equity, reflecting preference for equities.
↑	Fund selection in U.S. fixed income, including overweight in high yield bonds.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in international fixed income.
↓	Fund selection in U.S. equity.
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 1	552-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	7.22	3.38	3.39
Class C (with sales charge)	6.22	3.38	3.39
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	6.94	3.67	4.46
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 51% MSCI AC World Index-NR and 49% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$25,431,016
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.80%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 2	552-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 3	552-ATSR-0225

Franklin LifeSmart 2020 Retirement Target Fund
Class R [FLRVX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$77	0.74%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin LifeSmart 2020 Retirement Target Fund returned 7.74%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 6.94% and -1.34% respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight U.S. bonds relative to international bonds.
↑	Underweight fixed income relative to equity, reflecting preference for equities.
↑	Fund selection in U.S. fixed income, including overweight in high yield bonds.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in international fixed income.
↓	Fund selection in U.S. equity.
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 1	852-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	7.74	3.88	3.90
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	6.94	3.67	4.46
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 51% MSCI AC World Index-NR and 49% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$25,431,016
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.80%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 2	852-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 3	852-ATSR-0225

Franklin LifeSmart 2020 Retirement Target Fund
Class R6 [FRTSX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$20	0.19%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin LifeSmart 2020 Retirement Target Fund returned 8.37%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 6.94% and -1.34% respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight U.S. bonds relative to international bonds.
↑	Underweight fixed income relative to equity, reflecting preference for equities.
↑	Fund selection in U.S. fixed income, including overweight in high yield bonds.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in international fixed income.
↓	Fund selection in U.S. equity.
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 1	892-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	8.37	4.95	4.73
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	6.94	3.67	4.46
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 51% MSCI AC World Index-NR and 49% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$25,431,016
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.80%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 2	892-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 3	892-ATSR-0225

Franklin LifeSmart 2020 Retirement Target Fund
Advisor Class [FLROX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$25	0.24%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Franklin LifeSmart 2020 Retirement Target Fund returned 8.25%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 6.94% and -1.34% respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight U.S. bonds relative to international bonds.
↑	Underweight fixed income relative to equity, reflecting preference for equities.
↑	Fund selection in U.S. fixed income, including overweight in high yield bonds.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in international fixed income.
↓	Fund selection in U.S. equity.
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 1	82-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	8.25	4.42	4.44
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	6.94	3.67	4.46
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 51% MSCI AC World Index-NR and 49% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$25,431,016
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.80%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 2	82-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 3	82-ATSR-0225

Franklin LifeSmart 2025 Retirement Target Fund
Class A [FTRTX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$52	0.50%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin LifeSmart 2025 Retirement Target Fund returned 9.41%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 8.59% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Within fixed income, an overweight to U.S. holdings can provide downside protection for investors close to retirement.
↑	Within fixed income, an underweight to international fixed income.
↑	Fixed income underweight, reflecting our preference for equities over fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international fixed income.
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 1	445-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	9.41	5.07	5.07
Class A (with sales charge)	3.40	3.88	4.47
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	8.59	4.72	5.43
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 60% MSCI AC World Index-NR and 40% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$108,490,594
Total Number of Portfolio Holdings*	22
Total Management Fee Paid	$0
Portfolio Turnover Rate	37.51%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 2	445-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 3	445-ATSR-0225

Franklin LifeSmart 2025 Retirement Target Fund
Class C [FTTCX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$130	1.25%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin LifeSmart 2025 Retirement Target Fund returned 8.64%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 8.59% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Within fixed income, an overweight to U.S. holdings can provide downside protection for investors close to retirement.
↑	Within fixed income, an underweight to international fixed income.
↑	Fixed income underweight, reflecting our preference for equities over fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international fixed income.
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 1	545-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	8.64	4.29	4.29
Class C (with sales charge)	7.64	4.29	4.29
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	8.59	4.72	5.43
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 60% MSCI AC World Index-NR and 40% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$108,490,594
Total Number of Portfolio Holdings*	22
Total Management Fee Paid	$0
Portfolio Turnover Rate	37.51%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 2	545-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 3	545-ATSR-0225

Franklin LifeSmart 2025 Retirement Target Fund
Class R [FRELX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$78	0.75%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin LifeSmart 2025 Retirement Target Fund returned 9.19%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 8.59% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Within fixed income, an overweight to U.S. holdings can provide downside protection for investors close to retirement.
↑	Within fixed income, an underweight to international fixed income.
↑	Fixed income underweight, reflecting our preference for equities over fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international fixed income.
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 1	845-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	9.19	4.82	4.82
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	8.59	4.72	5.43
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 60% MSCI AC World Index-NR and 40% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$108,490,594
Total Number of Portfolio Holdings*	22
Total Management Fee Paid	$0
Portfolio Turnover Rate	37.51%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 2	845-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 3	845-ATSR-0225

Franklin LifeSmart 2025 Retirement Target Fund
Class R6 [FTLMX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$20	0.19%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin LifeSmart 2025 Retirement Target Fund returned 9.79%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 8.59% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Within fixed income, an overweight to U.S. holdings can provide downside protection for investors close to retirement.
↑	Within fixed income, an underweight to international fixed income.
↑	Fixed income underweight, reflecting our preference for equities over fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international fixed income.
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 1	345-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	9.79	5.41	5.40
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	8.59	4.72	5.43
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 60% MSCI AC World Index-NR and 40% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$108,490,594
Total Number of Portfolio Holdings*	22
Total Management Fee Paid	$0
Portfolio Turnover Rate	37.51%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 2	345-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 3	345-ATSR-0225

Franklin LifeSmart 2025 Retirement Target Fund
Advisor Class [FLRFX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$26	0.25%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Franklin LifeSmart 2025 Retirement Target Fund returned 9.65%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 8.59% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Within fixed income, an overweight to U.S. holdings can provide downside protection for investors close to retirement.
↑	Within fixed income, an underweight to international fixed income.
↑	Fixed income underweight, reflecting our preference for equities over fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international fixed income.
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 1	645-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	9.65	5.33	5.34
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	8.59	4.72	5.43
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 60% MSCI AC World Index-NR and 40% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$108,490,594
Total Number of Portfolio Holdings*	22
Total Management Fee Paid	$0
Portfolio Turnover Rate	37.51%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 2	645-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 3	645-ATSR-0225

Franklin LifeSmart 2030 Retirement Target Fund
Class A [FLRSX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$53	0.50%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin LifeSmart 2030 Retirement Target Fund returned 10.88%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 10.27% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 1	47-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	10.88	6.01	5.81
Class A (with sales charge)	4.77	4.82	5.21
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	10.27	5.79	6.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 69% MSCI AC World Index-NR and 31% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$72,277,059
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	37.55%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 2	47-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 3	47-ATSR-0225

Franklin LifeSmart 2030 Retirement Target Fund
Class C [FLRTX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$131	1.25%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin LifeSmart 2030 Retirement Target Fund returned 10.01%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 10.27% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 1	553-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	10.01	5.22	5.02
Class C (with sales charge)	9.01	5.22	5.02
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	10.27	5.79	6.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 69% MSCI AC World Index-NR and 31% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$72,277,059
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	37.55%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 2	553-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 3	553-ATSR-0225

Franklin LifeSmart 2030 Retirement Target Fund
Class R [FLRWX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$79	0.75%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin LifeSmart 2030 Retirement Target Fund returned 10.58%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 10.27% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 1	853-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	10.58	5.73	5.55
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	10.27	5.79	6.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 69% MSCI AC World Index-NR and 31% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$72,277,059
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	37.55%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 2	853-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 3	853-ATSR-0225

Franklin LifeSmart 2030 Retirement Target Fund
Class R6 [FLERX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$21	0.20%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin LifeSmart 2030 Retirement Target Fund returned 11.21%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 10.27% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 1	833-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	11.21	6.49	6.22
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	10.27	5.79	6.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 69% MSCI AC World Index-NR and 31% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$72,277,059
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	37.55%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 2	833-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 3	833-ATSR-0225

Franklin LifeSmart 2030 Retirement Target Fund
Advisor Class [FLRZX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$26	0.25%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Franklin LifeSmart 2030 Retirement Target Fund returned 11.09%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 10.27% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 1	83-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	11.09	6.27	6.08
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	10.27	5.79	6.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 69% MSCI AC World Index-NR and 31% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$72,277,059
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	37.55%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 2	83-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 3	83-ATSR-0225

Franklin LifeSmart 2035 Retirement Target Fund
Class A [FRTAX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$55	0.52%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin LifeSmart 2035 Retirement Target Fund returned 12.27%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 11.94% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 1	446-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	12.27	7.08	6.52
Class A (with sales charge)	6.11	5.87	5.91
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	11.94	6.94	6.96
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 77% MSCI AC World Index-NR and 23% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$139,277,375
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	33.89%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 2	446-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 3	446-ATSR-0225

Franklin LifeSmart 2035 Retirement Target Fund
Class C [FTRCX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$134	1.27%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin LifeSmart 2035 Retirement Target Fund returned 11.48%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 11.94% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 1	546-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	11.48	6.29	5.73
Class C (with sales charge)	10.48	6.29	5.73
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	11.94	6.94	6.96
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 77% MSCI AC World Index-NR and 23% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$139,277,375
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	33.89%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 2	546-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 3	546-ATSR-0225

Franklin LifeSmart 2035 Retirement Target Fund
Class R [FLRGX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$82	0.77%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin LifeSmart 2035 Retirement Target Fund returned 12.03%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 11.94% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 1	846-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	12.03	6.82	6.26
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	11.94	6.94	6.96
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 77% MSCI AC World Index-NR and 23% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$139,277,375
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	33.89%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 2	846-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 3	846-ATSR-0225

Franklin LifeSmart 2035 Retirement Target Fund
Class R6 [FMTLX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$19	0.18%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin LifeSmart 2035 Retirement Target Fund returned 12.71%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 11.94% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 1	346-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	12.71	7.42	6.85
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	11.94	6.94	6.96
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 77% MSCI AC World Index-NR and 23% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$139,277,375
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	33.89%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 2	346-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 3	346-ATSR-0225

Franklin LifeSmart 2035 Retirement Target Fund
Advisor Class [FLRHX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$29	0.27%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Franklin LifeSmart 2035 Retirement Target Fund returned 12.53%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 11.94% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 1	646-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	12.53	7.34	6.79
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	11.94	6.94	6.96
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 77% MSCI AC World Index-NR and 23% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$139,277,375
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	33.89%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 2	646-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 3	646-ATSR-0225

Franklin LifeSmart 2040 Retirement Target Fund
Class A [FLADX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$56	0.52%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin LifeSmart 2040 Retirement Target Fund returned 13.58%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 13.54% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 1	49-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	13.58	8.08	7.14
Class A (with sales charge)	7.29	6.86	6.54
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	13.54	8.03	7.60
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 86% MSCI AC World Index-NR and 14% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$62,183,326
Total Number of Portfolio Holdings*	19
Total Management Fee Paid	$0
Portfolio Turnover Rate	31.39%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 2	49-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 3	49-ATSR-0225

Franklin LifeSmart 2040 Retirement Target Fund
Class C [FLOLX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$135	1.27%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin LifeSmart 2040 Retirement Target Fund returned 12.69%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 13.54% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 1	255-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	12.69	7.27	6.34
Class C (with sales charge)	11.69	7.27	6.34
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	13.54	8.03	7.60
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 86% MSCI AC World Index-NR and 14% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$62,183,326
Total Number of Portfolio Holdings*	19
Total Management Fee Paid	$0
Portfolio Turnover Rate	31.39%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 2	255-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 3	255-ATSR-0225

Franklin LifeSmart 2040 Retirement Target Fund
Class R [FLSGX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$82	0.77%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin LifeSmart 2040 Retirement Target Fund returned 13.22%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 13.54% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 1	855-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	13.22	7.80	6.87
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	13.54	8.03	7.60
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 86% MSCI AC World Index-NR and 14% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$62,183,326
Total Number of Portfolio Holdings*	19
Total Management Fee Paid	$0
Portfolio Turnover Rate	31.39%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 2	855-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 3	855-ATSR-0225

Franklin LifeSmart 2040 Retirement Target Fund
Class R6 [FLREX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$24	0.22%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin LifeSmart 2040 Retirement Target Fund returned 13.85%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 13.54% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 1	895-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	13.85	8.40	7.46
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	13.54	8.03	7.60
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 86% MSCI AC World Index-NR and 14% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$62,183,326
Total Number of Portfolio Holdings*	19
Total Management Fee Paid	$0
Portfolio Turnover Rate	31.39%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 2	895-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 3	895-ATSR-0225

Franklin LifeSmart 2040 Retirement Target Fund
Advisor Class [FLSHX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$29	0.27%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Franklin LifeSmart 2040 Retirement Target Fund returned 13.75%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 13.54% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 1	81-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	13.75	8.35	7.39
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	13.54	8.03	7.60
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 86% MSCI AC World Index-NR and 14% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$62,183,326
Total Number of Portfolio Holdings*	19
Total Management Fee Paid	$0
Portfolio Turnover Rate	31.39%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 2	81-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 3	81-ATSR-0225

Franklin LifeSmart 2045 Retirement Target Fund
Class A [FTTAX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$56	0.52%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin LifeSmart 2045 Retirement Target Fund returned 14.69%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 15.18% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 1	451-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	14.69	8.71	7.51
Class A (with sales charge)	8.37	7.49	6.90
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	15.18	8.93	8.11
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 93% MSCI AC World Index-NR and 7% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$103,572,261
Total Number of Portfolio Holdings*	16
Total Management Fee Paid	$0
Portfolio Turnover Rate	30.84%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 2	451-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 3	451-ATSR-0225

Franklin LifeSmart 2045 Retirement Target Fund
Class C [FLRIX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$137	1.28%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin LifeSmart 2045 Retirement Target Fund returned 13.89%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 15.18% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 1	551-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	13.89	7.91	6.72
Class C (with sales charge)	12.89	7.91	6.72
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	15.18	8.93	8.11
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 93% MSCI AC World Index-NR and 7% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$103,572,261
Total Number of Portfolio Holdings*	16
Total Management Fee Paid	$0
Portfolio Turnover Rate	30.84%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 2	551-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 3	551-ATSR-0225

Franklin LifeSmart 2045 Retirement Target Fund
Class R [FLRJX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$83	0.77%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin LifeSmart 2045 Retirement Target Fund returned 14.35%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 15.18% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 1	851-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	14.35	8.44	7.24
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	15.18	8.93	8.11
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 93% MSCI AC World Index-NR and 7% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$103,572,261
Total Number of Portfolio Holdings*	16
Total Management Fee Paid	$0
Portfolio Turnover Rate	30.84%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 2	851-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 3	851-ATSR-0225

Franklin LifeSmart 2045 Retirement Target Fund
Class R6 [FMLTX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$25	0.23%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin LifeSmart 2045 Retirement Target Fund returned 15.05%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 15.18% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 1	351-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	15.05	9.74	8.19
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	15.18	8.93	8.11
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 93% MSCI AC World Index-NR and 7% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$103,572,261
Total Number of Portfolio Holdings*	16
Total Management Fee Paid	$0
Portfolio Turnover Rate	30.84%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 2	351-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 3	351-ATSR-0225

Franklin LifeSmart 2045 Retirement Target Fund
Advisor Class [FLRLX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$29	0.27%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Franklin LifeSmart 2045 Retirement Target Fund returned 15.01%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 15.18% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 1	651-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	15.01	8.99	7.78
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	15.18	8.93	8.11
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 93% MSCI AC World Index-NR and 7% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$103,572,261
Total Number of Portfolio Holdings*	16
Total Management Fee Paid	$0
Portfolio Turnover Rate	30.84%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 2	651-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 3	651-ATSR-0225

Franklin LifeSmart 2050 Retirement Target Fund
Class A [FLSJX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$56	0.52%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin LifeSmart 2050 Retirement Target Fund returned 15.53%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 16.27% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Underweight and fund selection in emerging markets equity.
↑	Overweight to U.S. equity, reflecting a regional preference.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 1	59-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	15.53	9.21	7.80
Class A (with sales charge)	9.15	7.97	7.19
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	16.27	9.42	8.38
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$56,219,296
Total Number of Portfolio Holdings*	16
Total Management Fee Paid	$0
Portfolio Turnover Rate	25.21%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 2	59-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 3	59-ATSR-0225

Franklin LifeSmart 2050 Retirement Target Fund
Class C [FLSKX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$136	1.27%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin LifeSmart 2050 Retirement Target Fund returned 14.70%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 16.27% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Underweight and fund selection in emerging markets equity.
↑	Overweight to U.S. equity, reflecting a regional preference.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 1	259-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	14.70	8.39	7.00
Class C (with sales charge)	13.70	8.39	7.00
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	16.27	9.42	8.38
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$56,219,296
Total Number of Portfolio Holdings*	16
Total Management Fee Paid	$0
Portfolio Turnover Rate	25.21%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 2	259-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 3	259-ATSR-0225

Franklin LifeSmart 2050 Retirement Target Fund
Class R [FLSNX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$83	0.77%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin LifeSmart 2050 Retirement Target Fund returned 15.29%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 16.27% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Underweight and fund selection in emerging markets equity.
↑	Overweight to U.S. equity, reflecting a regional preference.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 1	859-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	15.29	8.95	7.54
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	16.27	9.42	8.38
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$56,219,296
Total Number of Portfolio Holdings*	16
Total Management Fee Paid	$0
Portfolio Turnover Rate	25.21%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 2	859-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 3	859-ATSR-0225

Franklin LifeSmart 2050 Retirement Target Fund
Class R6 [FRLEX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$23	0.21%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin LifeSmart 2050 Retirement Target Fund returned 15.92%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 16.27% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Underweight and fund selection in emerging markets equity.
↑	Overweight to U.S. equity, reflecting a regional preference.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 1	899-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	15.92	9.55	8.14
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	16.27	9.42	8.38
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$56,219,296
Total Number of Portfolio Holdings*	16
Total Management Fee Paid	$0
Portfolio Turnover Rate	25.21%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 2	899-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 3	899-ATSR-0225

Franklin LifeSmart 2050 Retirement Target Fund
Advisor Class [FLSOX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$29	0.27%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Franklin LifeSmart 2050 Retirement Target Fund returned 15.87%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 16.27% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Underweight and fund selection in emerging markets equity.
↑	Overweight to U.S. equity, reflecting a regional preference.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 1	98-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	15.87	9.48	8.07
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	16.27	9.42	8.38
Bloomberg Multiverse Index	-1.34	-1.76	0.35
†	The Fund’s Blended Benchmark consists of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$56,219,296
Total Number of Portfolio Holdings*	16
Total Management Fee Paid	$0
Portfolio Turnover Rate	25.21%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 2	98-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 3	98-ATSR-0225

Franklin LifeSmart 2055 Retirement Target Fund
Class A [FLTFX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$56	0.52%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin LifeSmart 2055 Retirement Target Fund returned 15.73%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 16.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Underweight and fund selection in emerging markets equity.
↑	Overweight to U.S. equity, reflecting a regional preference.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 1	959-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 5/1/2015 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	Since Inception (5/1/2015)
Class A	15.73	9.15	7.65
Class A (with sales charge)	9.38	7.92	7.03
Bloomberg Global Aggregate Index	-1.69	-1.96	0.28
MSCI All Country World Index-NR	17.49	10.06	8.93
Blended Benchmark†	16.49	9.48	8.23
Bloomberg Multiverse Index	-1.34	-1.76	0.47
†	The Fund’s Blended Benchmark consists of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$40,819,395
Total Number of Portfolio Holdings*	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	27.08%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 2	959-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 3	959-ATSR-0225

Franklin LifeSmart 2055 Retirement Target Fund
Class C [FLTNX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$136	1.27%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin LifeSmart 2055 Retirement Target Fund returned 14.86%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 16.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Underweight and fund selection in emerging markets equity.
↑	Overweight to U.S. equity, reflecting a regional preference.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 1	289-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 5/1/2015 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	Since Inception (5/1/2015)
Class C	14.86	8.34	6.83
Class C (with sales charge)	13.86	8.34	6.83
Bloomberg Global Aggregate Index	-1.69	-1.96	0.28
MSCI All Country World Index-NR	17.49	10.06	8.93
Blended Benchmark†	16.49	9.48	8.23
Bloomberg Multiverse Index	-1.34	-1.76	0.47
†	The Fund’s Blended Benchmark consists of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$40,819,395
Total Number of Portfolio Holdings*	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	27.08%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 2	289-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 3	289-ATSR-0225

Franklin LifeSmart 2055 Retirement Target Fund
Class R [FLSBX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$83	0.77%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin LifeSmart 2055 Retirement Target Fund returned 15.47%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 16.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Underweight and fund selection in emerging markets equity.
↑	Overweight to U.S. equity, reflecting a regional preference.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 1	869-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 5/1/2015 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	Since Inception (5/1/2015)
Class R	15.47	8.88	7.38
Bloomberg Global Aggregate Index	-1.69	-1.96	0.28
MSCI All Country World Index-NR	17.49	10.06	8.93
Blended Benchmark†	16.49	9.48	8.23
Bloomberg Multiverse Index	-1.34	-1.76	0.47
†	The Fund’s Blended Benchmark consists of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$40,819,395
Total Number of Portfolio Holdings*	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	27.08%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 2	869-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 3	869-ATSR-0225

Franklin LifeSmart 2055 Retirement Target Fund
Class R6 [FLSZX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$24	0.22%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin LifeSmart 2055 Retirement Target Fund returned 16.13%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 16.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Underweight and fund selection in emerging markets equity.
↑	Overweight to U.S. equity, reflecting a regional preference.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 1	879-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 5/1/2015 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	Since Inception (5/1/2015)
Class R6	16.13	9.88	8.16
Bloomberg Global Aggregate Index	-1.69	-1.96	0.28
MSCI All Country World Index-NR	17.49	10.06	8.93
Blended Benchmark†	16.49	9.48	8.23
Bloomberg Multiverse Index	-1.34	-1.76	0.47
†	The Fund’s Blended Benchmark consists of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$40,819,395
Total Number of Portfolio Holdings*	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	27.08%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 2	879-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 3	879-ATSR-0225

Franklin LifeSmart 2055 Retirement Target Fund
Advisor Class [FLTKX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$29	0.27%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Franklin LifeSmart 2055 Retirement Target Fund returned 16.07%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 16.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Underweight and fund selection in emerging markets equity.
↑	Overweight to U.S. equity, reflecting a regional preference.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 1	999-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 5/1/2015 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	Since Inception (5/1/2015)
Advisor Class	16.07	9.41	7.90
Bloomberg Global Aggregate Index	-1.69	-1.96	0.28
MSCI All Country World Index-NR	17.49	10.06	8.93
Blended Benchmark†	16.49	9.48	8.23
Bloomberg Multiverse Index	-1.34	-1.76	0.47
†	The Fund’s Blended Benchmark consists of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$40,819,395
Total Number of Portfolio Holdings*	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	27.08%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 2	999-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 3	999-ATSR-0225

Franklin LifeSmart 2060 Retirement Target Fund
Class A [FLASX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$56	0.52%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin LifeSmart 2060 Retirement Target Fund returned 15.71%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 16.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Underweight and fund selection in emerging markets equity.
↑	Overweight to U.S. equity, reflecting a regional preference.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 1	1899-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 1/29/2021 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (1/29/2021)
Class A	15.71	7.73
Class A (with sales charge)	9.34	6.19
Bloomberg Global Aggregate Index	-1.69	-4.44
MSCI All Country World Index-NR	17.49	8.88
Blended Benchmark†	16.49	7.84
Bloomberg Multiverse Index	-1.34	-4.12
†	The Blended Benchmark is an allocation of 95% MSCI All Country World Index-NR and 5% Bloomberg Multiverse Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,071,534
Total Number of Portfolio Holdings*	16
Total Management Fee Paid	$0
Portfolio Turnover Rate	27.48%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 2	1899-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 3	1899-ATSR-0225

Franklin LifeSmart 2060 Retirement Target Fund
Class C [FLBSX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$136	1.27%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin LifeSmart 2060 Retirement Target Fund returned 14.79%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 16.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Underweight and fund selection in emerging markets equity.
↑	Overweight to U.S. equity, reflecting a regional preference.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 1	2899-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 1/29/2021 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (1/29/2021)
Class C	14.79	7.14
Class C (with sales charge)	13.79	7.14
Bloomberg Global Aggregate Index	-1.69	-4.44
MSCI All Country World Index-NR	17.49	8.88
Blended Benchmark†	16.49	8.21
Bloomberg Multiverse Index	-1.34	-4.16
†	The Blended Benchmark is an allocation of 95% MSCI All Country World Index-NR and 5% Bloomberg Multiverse Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,071,534
Total Number of Portfolio Holdings*	16
Total Management Fee Paid	$0
Portfolio Turnover Rate	27.48%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 2	2899-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 3	2899-ATSR-0225

Franklin LifeSmart 2060 Retirement Target Fund
Class R [FLESX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$83	0.77%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin LifeSmart 2060 Retirement Target Fund returned 15.29%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 16.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Underweight and fund selection in emerging markets equity.
↑	Overweight to U.S. equity, reflecting a regional preference.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 1	8899-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 1/29/2021 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (1/29/2021)
Class R	15.29	7.51
Bloomberg Global Aggregate Index	-1.69	-4.44
MSCI All Country World Index-NR	17.49	8.88
Blended Benchmark†	16.49	8.21
Bloomberg Multiverse Index	-1.34	-4.16
†	The Blended Benchmark is an allocation of 95% MSCI All Country World Index-NR and 5% Bloomberg Multiverse Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,071,534
Total Number of Portfolio Holdings*	16
Total Management Fee Paid	$0
Portfolio Turnover Rate	27.48%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 2	8899-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 3	8899-ATSR-0225

Franklin LifeSmart 2060 Retirement Target Fund
Class R6 [FLFSX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$24	0.22%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin LifeSmart 2060 Retirement Target Fund returned 16.08%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 16.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Underweight and fund selection in emerging markets equity.
↑	Overweight to U.S. equity, reflecting a regional preference.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 1	3899-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 1/29/2021 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (1/29/2021)
Class R6	16.08	8.01
Bloomberg Global Aggregate Index	-1.69	-4.44
MSCI All Country World Index-NR	17.49	8.88
Blended Benchmark†	16.49	8.21
Bloomberg Multiverse Index	-1.34	-4.16
†	The Blended Benchmark is an allocation of 95% MSCI All Country World Index-NR and 5% Bloomberg Multiverse Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,071,534
Total Number of Portfolio Holdings*	16
Total Management Fee Paid	$0
Portfolio Turnover Rate	27.48%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 2	3899-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 3	3899-ATSR-0225

Franklin LifeSmart 2060 Retirement Target Fund
Advisor Class [FLJSX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$29	0.27%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Franklin LifeSmart 2060 Retirement Target Fund returned 15.96%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 16.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Underweight and fund selection in emerging markets equity.
↑	Overweight to U.S. equity, reflecting a regional preference.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 1	6899-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 1/29/2021 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (1/29/2021)
Advisor Class	15.96	7.90
Bloomberg Global Aggregate Index	-1.69	-4.44
MSCI All Country World Index-NR	17.49	8.88
Blended Benchmark†	16.49	8.21
Bloomberg Multiverse Index	-1.34	-4.16
†	The Blended Benchmark is an allocation of 95% MSCI All Country World Index-NR and 5% Bloomberg Multiverse Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,071,534
Total Number of Portfolio Holdings*	16
Total Management Fee Paid	$0
Portfolio Turnover Rate	27.48%
*	Does not include derivatives, except purchased options, if any.
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 2	6899-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 3	6899-ATSR-0225

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2023 and December 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $290,999 in December 31, 2023 and $301,793 in December 31, 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2023 and $0 in December 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in December 31, 2023 and $146,250 in December 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditor to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2023 and $0 in December 31, 2024.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i)       pre-approval of all audit and audit related services;

(ii)      pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii)     pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv)     establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the Reporting Periods were $233,926 in December 31, 2023 and $489,326 in December 31, 2024.

(h) Yes. The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Franklin
Fund Allocator Series
Financial Statements and Other Important Information
Annual |December 31, 2024
Franklin Conservative Allocation Fund
Franklin Moderate Allocation Fund
Franklin Growth Allocation Fund

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedules of Investments 2
Financial Statements 23
Notes to Financial Statements 28
Report of Independent Registered Public Accounting Firm 42
Tax Information 43
Changes In and Disagreements with Accountants 44
Results of Meeting(s) of Shareholders 44
Remuneration Paid to Directors, Officers and Others 44
Board Approval of Management and Subadvisory Agreements 44

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.22 $12.17 $14.89 $14.95 $14.08
Income from investment operations
a
:
Net investment income
b,c
........................ 0.33 0.29 0.27 0.23 0.22
Net realized and unrealized gains (losses) ........... 0.73 1.08 (2.53) 0.99 1.05
Total from investment operations .................... 1.06 1.37 (2.26) 1.22 1.27
Less distributions from:
Net investment income .......................... (0.35) (0.32) (0.22) (0.35) (0.23)
Net realized gains ............................. — — (0.24) (0.93) (0.17)
Total distributions ............................... (0.35) (0.32) (0.46) (1.28) (0.40)
Net asset value, end of year ....................... $13.93 $13.22 $12.17 $14.89 $14.95
Total return
d
................................... 8.06% 11.37% (15.22)% 8.18% 9.30%
Ratios to average net assets
Expenses
e ,f
.................................... 0.61% 0.61%
g
0.63%
g
0.62% 0.63%
g
Net investment income
c
........................... 2.39% 2.27% 2.08% 1.47% 1.54%
Supplemental data
Net assets, end of year (000’s) ..................... $731,888 $768,040 $796,888 $1,081,071 $941,777
Portfolio turnover rate ............................ 40.01% 19.49% 37.16% 61.92% 48.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2024.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.90 $11.87 $14.54 $14.62 $13.77
Income from investment operations
a
:
Net investment income
b,c
........................ 0.21 0.18 0.16 0.09 0.10
Net realized and unrealized gains (losses) ........... 0.73 1.07 (2.47) 0.99 1.05
Total from investment operations .................... 0.94 1.25 (2.31) 1.08 1.15
Less distributions from:
Net investment income .......................... (0.25) (0.22) (0.12) (0.23) (0.13)
Net realized gains ............................. — — (0.24) (0.93) (0.17)
Total distributions ............................... (0.25) (0.22) (0.36) (1.16) (0.30)
Net asset value, end of year ....................... $13.59 $12.90 $11.87 $14.54 $14.62
Total return
d
................................... 7.28% 10.62% (15.90)% 7.40% 8.51%
Ratios to average net assets
Expenses before waiver and payments by affiliates
f
...... 1.37% 1.37% 1.38% 1.37% 1.38%
Expenses net of waiver and payments by affiliates
f
...... 1.36% 1.36%
g
1.38%
e,g
1.37%
e
1.38%
e
Net investment income
c
........................... 1.60% 1.45% 1.24% 0.61% 0.76%
Supplemental data
Net assets, end of year (000’s) ..................... $51,585 $63,436 $89,012 $152,244 $212,656
Portfolio turnover rate ............................ 40.01% 19.49% 37.16% 61.92% 48.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2024.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.16 $12.11 $14.83 $14.88 $14.02
Income from investment operations
a
:
Net investment income
b,c
........................ 0.29 0.25 0.24 0.18 0.18
Net realized and unrealized gains (losses) ........... 0.73 1.09 (2.53) 1.01 1.05
Total from investment operations .................... 1.02 1.34 (2.29) 1.19 1.23
Less distributions from:
Net investment income .......................... (0.32) (0.29) (0.19) (0.31) (0.20)
Net realized gains ............................. — — (0.24) (0.93) (0.17)
Total distributions ............................... (0.32) (0.29) (0.43) (1.24) (0.37)
Net asset value, end of year ....................... $13.86 $13.16 $12.11 $14.83 $14.88
Total return .................................... 7.75% 11.15% (15.48)% 7.99% 8.98%
Ratios to average net assets
Expenses
d,e
.................................... 0.86% 0.86%
f
0.88%
f
0.87% 0.88%
Net investment income
c
........................... 2.14% 2.01% 1.87% 1.14% 1.28%
Supplemental data
Net assets, end of year (000’s) ..................... $39,818 $41,582 $45,036 $55,629 $66,208
Portfolio turnover rate ............................ 40.01% 19.49% 37.16% 61.92% 48.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2024.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
0
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.20 $12.14 $14.87 $14.92 $14.06
Income from investment operations
a
:
Net investment income
b,c
........................ 0.38 0.35 0.32 0.28 0.26
Net realized and unrealized gains (losses) ........... 0.72 1.07 (2.55) 1.00 1.05
Total from investment operations .................... 1.10 1.42 (2.23) 1.28 1.31
Less distributions from:
Net investment income .......................... (0.39) (0.36) (0.26) (0.40) (0.28)
Net realized gains ............................. — — (0.24) (0.93) (0.17)
Total distributions ............................... (0.39) (0.36) (0.50) (1.33) (0.45)
Net asset value, end of year ....................... $13.91 $13.20 $12.14 $14.87 $14.92
Total return .................................... 8.40% 11.83% (15.01)% 8.60% 9.61%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.36% 0.38% 0.40% 0.39% 0.40%
Expenses net of waiver and payments by affiliates
d
...... 0.31% 0.30%
e
0.29%
e
0.30% 0.30%
Net investment income
c
........................... 2.76% 2.78% 2.45% 1.78% 1.86%
Supplemental data
Net assets, end of year (000’s) ..................... $6,688 $5,147 $2,274 $2,852 $2,537
Portfolio turnover rate ............................ 40.01% 19.49% 37.16% 61.92% 48.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2024.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.22 $12.16 $14.89 $14.95 $14.08
Income from investment operations
a
:
Net investment income
b,c
........................ 0.36 0.32 0.29 0.27 0.25
Net realized and unrealized gains (losses) ........... 0.74 1.09 (2.53) 0.99 1.06
Total from investment operations .................... 1.10 1.41 (2.24) 1.26 1.31
Less distributions from:
Net investment income .......................... (0.39) (0.35) (0.25) (0.39) (0.27)
Net realized gains ............................. — — (0.24) (0.93) (0.17)
Total distributions ............................... (0.39) (0.35) (0.49) (1.32) (0.44)
Net asset value, end of year ....................... $13.93 $13.22 $12.16 $14.89 $14.95
Total return .................................... 8.33% 11.75% (15.07)% 8.45% 9.58%
Ratios to average net assets
Expenses
d,e
.................................... 0.36% 0.36%
f
0.38%
f
0.37% 0.38%
Net investment income
c
........................... 2.63% 2.51% 2.20% 1.72% 1.79%
Supplemental data
Net assets, end of year (000’s) ..................... $25,754 $27,713 $30,231 $54,537 $48,041
Portfolio turnover rate ............................ 40.01% 19.49% 37.16% 61.92% 48.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2024.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2024
Franklin Conservative Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.4%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 369,701 $ 8,839,551
Domestic Equity 33.2%
a
Franklin Growth Fund , Class R6 ........................................ 453,225 61,035,865
a
Franklin U.S. Core Equity (IU) Fund ..................................... 7,981,168 137,754,964
a
Franklin U.S. Equity Index ETF ......................................... 272,473 13,989,990
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 546,602 32,052,741
iShares MSCI USA Quality Factor ETF ................................... 23,858 4,248,633
a
Putnam Large Cap Value Fund , Class R6 ................................. 1,026,177 35,392,831
284,475,024
Domestic Fixed Income 45.8%
a
Franklin Investment Grade Corporate ETF ................................. 4,483,074 94,539,513
a
Franklin U.S. Core Bond ETF .......................................... 9,379,493 197,813,507
a
Franklin U.S. Treasury Bond ETF ....................................... 4,934,948 99,291,154
391,644,174
Foreign Equity 9.5%
a
ClearBridge International Growth Fund , Class IS ............................ 90,816 5,870,363
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 1,281,325 12,979,823
a
Franklin International Core Equity (IU) Fund ............................... 3,317,288 38,812,275
iShares Core MSCI EAFE ETF ......................................... 81,904 5,756,213
a
Templeton Developing Markets Trust , Class R6 ............................. 451,590 8,390,538
a
Templeton Foreign Fund , Class R6 ...................................... 1,197,320 8,943,982
80,753,194
Foreign Fixed Income 9.9%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 3,979,625 32,632,925
a
Franklin High Yield Corporate ETF ...................................... 1,584,481 37,821,562
a
Franklin International Aggregate Bond ETF ................................ 698,446 14,164,485
84,618,972
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 761,677,670 ) ...............................................................
850,330,915
a a a a
Short Term Investments 0.7%
a
Money Market Funds 0.0%
†
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .................. 73,842 73,842
Total Money Market Funds (Cost $ 73,842 ) ......................................
73,842

Franklin Fund Allocator Series
Schedule of Investments
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
s
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.7%
c
Joint Repurchase Agreement , 4.41% , 1/02/25 (Maturity Value $ 6,234,375 )
BNP Paribas Securities Corp. (Maturity Value $3,037,200)
Deutsche Bank Securities, Inc. (Maturity Value $1,982,282)
HSBC Securities (USA), Inc. (Maturity Value $1,214,893)
Collateralized by U.S. Government Agency Securities, 1.78% - 6%, 6/18/35 -
10/20/54; U.S. Government Agency Strips, 11/15/53; U.S. Treasury Notes, 3.75%,
12/31/28; and U.S. Treasury Notes, Index Linked, 0.38%, 7/15/25 (valued at
$ 6,358,062 ) ...................................................... $ 6,232,848 $ 6,232,848
Total Repurchase Agreements (Cost $ 6,232,848 ) ................................
6,232,848
Total Short Term Investments (Cost $ 6,306,690 ) .................................
6,306,690
a
Total Investments (Cost $ 767,984,360 ) 100.1% ..................................
$856,637,605
Other Assets, less Liabilities (0.1) % ...........................................
(904,514)
Net Assets 100.0% ...........................................................
$855,733,091
See Abbreviations on page 41 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.39 $12.93 $16.08 $16.17 $15.08
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.29 0.27 0.22 0.22 0.19
Net realized and unrealized gains (losses) ........... 1.40 1.56 (2.82) 1.77 1.60
Total from investment operations .................... 1.69 1.83 (2.60) 1.99 1.79
Less distributions from:
Net investment income .......................... (0.35) (0.28) (0.17) (0.41) (0.22)
Net realized gains ............................. — (0.09) (0.38) (1.67) (0.48)
Total distributions ............................... (0.35) (0.37) (0.55) (2.08) (0.70)
Net asset value, end of year ....................... $15.73 $14.39 $12.93 $16.08 $16.17
Total return
d
................................... 11.80% 14.37% (16.14)% 12.38% 12.37%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.61% 0.62% 0.63% 0.63% 0.64%
Expenses net of waiver and payments by affiliates
e
...... 0.61%
f
0.62%
f
0.63%
f,g
0.62% 0.64%
f,g
Net investment income
c
........................... 1.90% 2.02% 1.59% 1.29% 1.29%
Supplemental data
Net assets, end of year (000’s) ..................... $1,434,337 $1,398,350 $1,349,466 $1,794,149 $1,573,566
Portfolio turnover rate ............................ 37.85% 22.15% 33.29% 56.07% 44.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2024.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.81 $12.41 $15.49 $15.64 $14.60
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.17 0.16 0.11 0.07 0.07
Net realized and unrealized gains (losses) ........... 1.34 1.51 (2.72) 1.73 1.56
Total from investment operations .................... 1.51 1.67 (2.61) 1.80 1.63
Less distributions from:
Net investment income .......................... (0.24) (0.18) (0.09) (0.28) (0.11)
Net realized gains ............................. — (0.09) (0.38) (1.67) (0.48)
Total distributions ............................... (0.24) (0.27) (0.47) (1.95) (0.59)
Net asset value, end of year ....................... $15.08 $13.81 $12.41 $15.49 $15.64
Total return
d
................................... 10.96% 13.62% (16.85)% 11.55% 11.57%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.36% 1.37% 1.38% 1.37% 1.39%
Expenses net of waiver and payments by affiliates
e
...... 1.36%
f
1.36% 1.38%
f,g
1.37%
f,g
1.39%
f,g
Net investment income
c
........................... 1.12% 1.22% 0.79% 0.43% 0.50%
Supplemental data
Net assets, end of year (000’s) ..................... $99,039 $111,516 $130,268 $205,894 $289,283
Portfolio turnover rate ............................ 37.85% 22.15% 33.29% 56.07% 44.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2024.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.36 $12.90 $16.05 $16.15 $15.05
Income from investment operations
a
:
Net investment income
b,c
........................ 0.25 0.24 0.19 0.17 0.15
Net realized and unrealized gains (losses) ........... 1.40 1.56 (2.82) 1.77 1.61
Total from investment operations .................... 1.65 1.80 (2.63) 1.94 1.76
Less distributions from:
Net investment income .......................... (0.31) (0.25) (0.14) (0.37) (0.18)
Net realized gains ............................. — (0.09) (0.38) (1.67) (0.48)
Total distributions ............................... (0.31) (0.34) (0.52) (2.04) (0.66)
Net asset value, end of year ....................... $15.70 $14.36 $12.90 $16.05 $16.15
Total return .................................... 11.55% 14.12% (16.37)% 12.05% 12.17%
Ratios to average net assets
Expenses
d,e
.................................... 0.86% 0.87% 0.88%
f
0.87% 0.89%
f
Net investment income
c
........................... 1.64% 1.77% 1.34% 1.01% 1.01%
Supplemental data
Net assets, end of year (000’s) ..................... $52,744 $52,883 $52,069 $69,211 $68,789
Portfolio turnover rate ............................ 37.85% 22.15% 33.29% 56.07% 44.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2024.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.39 $12.92 $16.08 $16.17 $15.08
Income from investment operations
a
:
Net investment income
b,c
........................ 0.34 0.34 0.27 0.27 0.24
Net realized and unrealized gains (losses) ........... 1.40 1.55 (2.83) 1.78 1.60
Total from investment operations .................... 1.74 1.89 (2.56) 2.05 1.84
Less distributions from:
Net investment income .......................... (0.40) (0.33) (0.22) (0.47) (0.27)
Net realized gains ............................. — (0.09) (0.38) (1.67) (0.48)
Total distributions ............................... (0.40) (0.42) (0.60) (2.14) (0.75)
Net asset value, end of year ....................... $15.73 $14.39 $12.92 $16.08 $16.17
Total return .................................... 12.15% 14.82% (15.91)% 12.74% 12.76%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.31% 0.32% 0.33% 0.33% 0.33%
Expenses net of waiver and payments by affiliates
d
...... 0.29% 0.30% 0.28%
e
0.30% 0.30%
e
Net investment income
c
........................... 2.23% 2.48% 1.97% 1.60% 1.61%
Supplemental data
Net assets, end of year (000’s) ..................... $13,412 $12,031 $6,065 $7,261 $6,767
Portfolio turnover rate ............................ 37.85% 22.15% 33.29% 56.07% 44.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2024.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.41 $12.94 $16.10 $16.19 $15.09
Income from investment operations
a
:
Net investment income
b,c
........................ 0.33 0.30 0.25 0.27 0.23
Net realized and unrealized gains (losses) ........... 1.40 1.58 (2.83) 1.76 1.61
Total from investment operations .................... 1.73 1.88 (2.58) 2.03 1.84
Less distributions from:
Net investment income .......................... (0.39) (0.32) (0.20) (0.45) (0.26)
Net realized gains ............................. — (0.09) (0.38) (1.67) (0.48)
Total distributions ............................... (0.39) (0.41) (0.58) (2.12) (0.74)
Net asset value, end of year ....................... $15.75 $14.41 $12.94 $16.10 $16.19
Total return .................................... 12.07% 14.71% (15.97)% 12.64% 12.72%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.36% 0.37% 0.38% 0.38% 0.39%
Expenses net of waiver and payments by affiliates
d
...... 0.36%
e
0.36% 0.38%
e,f
0.37% 0.39%
e,f
Net investment income
c
........................... 2.17% 2.24% 1.78% 1.55% 1.53%
Supplemental data
Net assets, end of year (000’s) ..................... $47,615 $42,895 $48,288 $78,346 $66,421
Portfolio turnover rate ............................ 37.85% 22.15% 33.29% 56.07% 44.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2024.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2024
Franklin Moderate Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.3%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 713,548 $ 17,060,933
Domestic Equity 48.9%
a
Franklin Growth Fund , Class R6 ........................................ 1,282,702 172,741,512
a
Franklin U.S. Core Equity (IU) Fund ..................................... 22,588,873 389,883,942
a
Franklin U.S. Equity Index ETF ......................................... 771,225 39,598,162
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 1,547,117 90,722,941
iShares MSCI USA Quality Factor ETF ................................... 67,550 12,029,304
a
Putnam Large Cap Value Fund , Class R6 ................................. 2,904,291 100,168,991
805,144,852
Domestic Fixed Income 29.3%
a
Franklin Investment Grade Corporate ETF ................................. 5,511,073 116,218,058
a
Franklin U.S. Core Bond ETF .......................................... 11,530,266 243,173,310
a
Franklin U.S. Treasury Bond ETF ....................................... 6,066,597 122,059,932
481,451,300
Foreign Equity 13.8%
a
ClearBridge International Growth Fund , Class IS ............................ 257,005 16,612,800
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,627,643 36,748,019
a
Franklin International Core Equity (IU) Fund ............................... 9,387,816 109,837,445
iShares Core MSCI EAFE ETF ......................................... 231,772 16,288,936
a
Templeton Developing Markets Trust , Class R6 ............................. 1,278,514 23,754,799
a
Templeton Foreign Fund , Class R6 ...................................... 3,388,349 25,310,968
228,552,967
Foreign Fixed Income 6.3%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 4,892,185 40,115,920
a
Franklin High Yield Corporate ETF ...................................... 1,947,820 46,494,463
a
Franklin International Aggregate Bond ETF ................................ 858,638 17,413,179
104,023,562
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 1,328,731,479 ) ..............................................................
1,636,233,614
a a a a
Short Term Investments 0.7%
a
Money Market Funds 0.0%
†
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .................. 43,970 43,970
Total Money Market Funds (Cost $ 43,970 ) ......................................
43,970

Franklin Fund Allocator Series
Schedule of Investments
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.7%
c
Joint Repurchase Agreement , 4.41% , 1/02/25 (Maturity Value $ 12,223,502 )
BNP Paribas Securities Corp. (Maturity Value $5,954,923)
Deutsche Bank Securities, Inc. (Maturity Value $3,886,585)
HSBC Securities (USA), Inc. (Maturity Value $2,381,994)
Collateralized by U.S. Government Agency Securities, 1.78% - 6%, 6/18/35 -
10/20/54; U.S. Government Agency Strips, 11/15/53; U.S. Treasury Notes, 3.75%,
12/31/28; and U.S. Treasury Notes, Index Linked, 0.38%, 7/15/25 (valued at
$ 12,466,009 ) ..................................................... $ 12,220,508 $ 12,220,508
Total Repurchase Agreements (Cost $ 12,220,508 ) ...............................
12,220,508
Total Short Term Investments (Cost $ 12,264,478 ) ................................
12,264,478
a
Total Investments (Cost $ 1,340,995,957 ) 100.0% ................................
$1,648,498,092
Other Assets, less Liabilities (0.0) %
†
...........................................
(1,351,658)
Net Assets 100.0% ...........................................................
$1,647,146,434
See Abbreviations on page 41 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
4
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.92 $15.77 $19.99 $19.64 $18.13
Income from investment operations
a
:
Net investment income
b,c
........................ 0.27 0.28 0.20 0.23 0.19
Net realized and unrealized gains (losses) ........... 2.43 2.45 (3.65) 2.97 2.32
Total from investment operations .................... 2.70 2.73 (3.45) 3.20 2.51
Less distributions from:
Net investment income .......................... (0.39) (0.22) (0.18) (0.48) (0.22)
Net realized gains ............................. (0.06) (0.36) (0.59) (2.37) (0.78)
Total distributions ............................... (0.45) (0.58) (0.77) (2.85) (1.00)
Net asset value, end of year ....................... $20.17 $17.92 $15.77 $19.99 $19.64
Total return
d
................................... 15.14% 17.59% (17.16)% 16.41% 14.58%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.63% 0.64% 0.67% 0.66% 0.68%
Expenses net of waiver and payments by affiliates
e
...... 0.63%
f
0.64%
f
0.66%
g
0.66%
f
0.67%
g
Net investment income
c
........................... 1.38% 1.65% 1.15% 1.07% 1.07%
Supplemental data
Net assets, end of year (000’s) ..................... $1,170,322 $1,077,785 $977,212 $1,258,769 $1,074,822
Portfolio turnover rate ............................ 33.45% 28.72% 29.59% 59.90% 39.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.20% for the year ended December 31, 2024.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.13 $15.12 $19.24 $19.03 $17.62
Income from investment operations
a
:
Net investment income
b,c
........................ 0.11 0.14 0.06 0.04 0.05
Net realized and unrealized gains (losses) ........... 2.34 2.35 (3.50) 2.91 2.25
Total from investment operations .................... 2.45 2.49 (3.44) 2.95 2.30
Less distributions from:
Net investment income .......................... (0.25) (0.12) (0.09) (0.37) (0.11)
Net realized gains ............................. (0.06) (0.36) (0.59) (2.37) (0.78)
Total distributions ............................... (0.31) (0.48) (0.68) (2.74) (0.89)
Net asset value, end of year ....................... $19.27 $17.13 $15.12 $19.24 $19.03
Total return
d
................................... 14.35% 16.66% (17.82)% 15.59% 13.74%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.38% 1.39% 1.42% 1.41% 1.42%
Expenses net of waiver and payments by affiliates
e
...... 1.38%
f
1.39%
f
1.41%
g
1.41%
f
1.42%
f,g
Net investment income
c
........................... 0.60% 0.87% 0.36% 0.20% 0.28%
Supplemental data
Net assets, end of year (000’s) ..................... $90,351 $92,540 $95,210 $141,604 $186,526
Portfolio turnover rate ............................ 33.45% 28.72% 29.59% 59.90% 39.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.20% for the year ended December 31, 2024.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.60 $15.50 $19.68 $19.38 $17.89
Income from investment operations
a
:
Net investment income
b,c
........................ 0.21 0.23 0.15 0.16 0.14
Net realized and unrealized gains (losses) ........... 2.40 2.41 (3.59) 2.93 2.30
Total from investment operations .................... 2.61 2.64 (3.44) 3.09 2.44
Less distributions from:
Net investment income .......................... (0.34) (0.18) (0.15) (0.42) (0.17)
Net realized gains ............................. (0.06) (0.36) (0.59) (2.37) (0.78)
Total distributions ............................... (0.40) (0.54) (0.74) (2.79) (0.95)
Net asset value, end of year ....................... $19.81 $17.60 $15.50 $19.68 $19.38
Total return .................................... 14.90% 17.30% (17.40)% 16.14% 14.30%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.88% 0.89% 0.92% 0.91% 0.92%
Expenses net of waiver and payments by affiliates
d
...... 0.88%
e
0.89%
e
0.91%
f
0.91%
e
0.92%
e,f
Net investment income
c
........................... 1.10% 1.39% 0.88% 0.77% 0.77%
Supplemental data
Net assets, end of year (000’s) ..................... $39,771 $39,993 $37,341 $54,097 $54,297
Portfolio turnover rate ............................ 33.45% 28.72% 29.59% 59.90% 39.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.20% for the year ended December 31, 2024.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.03 $15.86 $20.10 $19.73 $18.20
Income from investment operations
a
:
Net investment income
b,c
........................ 0.35 0.36 0.26 0.29 0.26
Net realized and unrealized gains (losses) ........... 2.44 2.45 (3.68) 3.01 2.34
Total from investment operations .................... 2.79 2.81 (3.42) 3.30 2.60
Less distributions from:
Net investment income .......................... (0.46) (0.28) (0.23) (0.56) (0.29)
Net realized gains ............................. (0.06) (0.36) (0.59) (2.37) (0.78)
Total distributions ............................... (0.52) (0.64) (0.82) (2.93) (1.07)
Net asset value, end of year ....................... $20.30 $18.03 $15.86 $20.10 $19.73
Total return .................................... 15.52% 18.01% (16.92)% 16.85% 15.06%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.33% 0.33% 0.34% 0.34% 0.35%
Expenses net of waiver and payments by affiliates
d
...... 0.30% 0.30% 0.29%
e
0.30% 0.30%
e
Net investment income
c
........................... 1.76% 2.12% 1.51% 1.37% 1.44%
Supplemental data
Net assets, end of year (000’s) ..................... $10,924 $7,793 $4,071 $5,434 $5,592
Portfolio turnover rate ............................ 33.45% 28.72% 29.59% 59.90% 39.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.20% for the year ended December 31, 2024.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.05 $15.88 $20.12 $19.76 $18.22
Income from investment operations
a
:
Net investment income
b,c
........................ 0.32 0.32 0.24 0.28 0.24
Net realized and unrealized gains (losses) ........... 2.45 2.48 (3.68) 2.98 2.34
Total from investment operations .................... 2.77 2.80 (3.44) 3.26 2.58
Less distributions from:
Net investment income .......................... (0.44) (0.27) (0.21) (0.53) (0.26)
Net realized gains ............................. (0.06) (0.36) (0.59) (2.37) (0.78)
Total distributions ............................... (0.50) (0.63) (0.80) (2.90) (1.04)
Net asset value, end of year ....................... $20.32 $18.05 $15.88 $20.12 $19.76
Total return .................................... 15.42% 17.88% (16.99)% 16.71% 14.90%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.38% 0.39% 0.42% 0.41% 0.43%
Expenses net of waiver and payments by affiliates
d
...... 0.38%
e
0.39%
e
0.41%
f
0.41%
e
0.42%
f
Net investment income
c
........................... 1.64% 1.89% 1.39% 1.32% 1.32%
Supplemental data
Net assets, end of year (000’s) ..................... $52,456 $47,511 $43,957 $60,851 $51,693
Portfolio turnover rate ............................ 33.45% 28.72% 29.59% 59.90% 39.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.20% for the year ended December 31, 2024.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2024
Franklin Growth Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.3%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 592,757 $ 14,172,820
Domestic Equity 64.7%
a
Franklin Growth Fund , Class R6 ........................................ 1,404,800 189,184,355
a
Franklin U.S. Core Equity (IU) Fund ..................................... 19,086,522 329,433,361
a
Franklin U.S. Equity Index ETF ......................................... 2,740,800 140,725,006
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 1,694,301 99,353,811
iShares MSCI USA Quality Factor ETF ................................... 73,925 13,164,564
a
Putnam Large Cap Value Fund , Class R6 ................................. 3,180,652 109,700,695
881,561,792
Domestic Fixed Income 12.6%
a
Franklin Investment Grade Corporate ETF ................................. 1,963,297 41,402,203
a
Franklin U.S. Core Bond ETF .......................................... 4,107,638 86,630,085
a
Franklin U.S. Treasury Bond ETF ....................................... 2,161,193 43,483,203
171,515,491
Foreign Equity 18.3%
a
ClearBridge International Growth Fund , Class IS ............................ 281,438 18,192,123
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,973,400 40,250,539
a
Franklin International Core Equity (IU) Fund ............................... 10,280,179 120,278,099
iShares Core MSCI EAFE ETF ......................................... 253,822 17,838,610
a
Templeton Developing Markets Trust , Class R6 ............................. 1,400,358 26,018,653
a
Templeton Foreign Fund , Class R6 ...................................... 3,710,489 27,717,356
250,295,380
Foreign Fixed Income 2.7%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 1,742,883 14,291,640
a
Franklin High Yield Corporate ETF ...................................... 693,881 16,562,939
a
Franklin International Aggregate Bond ETF ................................ 305,874 6,203,125
37,057,704
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 1,000,862,132 ) ..............................................................
1,354,603,187
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.0%
†
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .................. 35,400 35,400
Total Money Market Funds (Cost $ 35,400 ) ......................................
35,400

Franklin Fund Allocator Series
Schedule of Investments
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
s
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.8%
c
Joint Repurchase Agreement , 4.41% , 1/02/25 (Maturity Value $ 10,411,634 )
BNP Paribas Securities Corp. (Maturity Value $5,072,236)
Deutsche Bank Securities, Inc. (Maturity Value $3,310,483)
HSBC Securities (USA), Inc. (Maturity Value $2,028,915)
Collateralized by U.S. Government Agency Securities, 1.78% - 6%, 6/18/35 -
10/20/54; U.S. Government Agency Strips, 11/15/53; U.S. Treasury Notes, 3.75%,
12/31/28; and U.S. Treasury Notes, Index Linked, 0.38%, 7/15/25 (valued at
$ 10,618,194 ) ..................................................... $ 10,409,083 $ 10,409,083
Total Repurchase Agreements (Cost $ 10,409,083 ) ...............................
10,409,083
Total Short Term Investments (Cost $ 10,444,483 ) ................................
10,444,483
a
Total Investments (Cost $ 1,011,306,615 ) 100.1% .................................
$1,365,047,670
Other Assets, less Liabilities (0.1) % ...........................................
(1,224,314)
Net Assets 100.0% ...........................................................
$1,363,823,356
See Abbreviations on page 41 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $7,436,208 $23,061,669 $25,828,212
Cost - Controlled affiliates (Note 3 f ) .......................... — 370,290,658 343,661,658
Cost - Non-controlled affiliates (Note 3 f ) ...................... 754,315,304 935,423,122 631,407,662
Cost - Unaffiliated repurchase agreements .................... 6,232,848 12,220,508 10,409,083
Value - Unaffiliated issuers ................................ $10,004,846 $28,318,240 $31,003,174
Value - Controlled affiliates (Note 3 f ) ......................... — 536,469,406 489,961,999
Value - Non-controlled affiliates (Note 3 f ) ...................... 840,399,911 1,071,489,938 833,673,414
Value - Unaffiliated repurchase agreements .................... 6,232,848 12,220,508 10,409,083
Cash .................................................. 1,946 1,390 2,412
Receivables:
Capital shares sold ...................................... 249,444 861,293 398,901
Interest ............................................... 764 1,497 1,275
Total assets ........................................ 856,889,759 1,649,362,272 1,365,450,258
Liabilities:
Payables:
Capital shares redeemed ................................. 448,474 889,081 460,330
Asset allocation fees ..................................... 182,850 352,722 292,825
Distribution fees ........................................ 219,807 419,892 349,710
Transfer agent fees ...................................... 192,576 404,072 376,240
Trustees' fees and expenses ............................... 377 533 323
Accrued expenses and other liabilities ......................... 112,584 149,538 147,474
Total liabilities ....................................... 1,156,668 2,215,838 1,626,902
Net assets, at value ............................... $855,733,091 $1,647,146,434 $1,363,823,356
Net assets consist of:
Paid-in capital ........................................... $785,639,576 $1,311,879,874 $962,463,357
Total distributable earnings (losses) ........................... 70,093,515 335,266,560 401,359,999
Net assets, at value ............................... $855,733,091 $1,647,146,434 $1,363,823,356

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Class A:
Net assets, at value ..................................... $731,888,200 $1,434,336,753 $1,170,321,511
Shares outstanding ...................................... 52,532,289 91,160,385 58,017,128
Net asset value per share
a ,b
................................ $13.93 $15.73 $20.17
Maximum offering price per share (net asset value per share ÷
94 .50% )
b
.............................................. $14.74 $16.65 $21.34
Class C:
Net assets, at value ..................................... $51,584,925 $99,038,789 $90,351,281
Shares outstanding ...................................... 3,796,897 6,568,416 4,689,175
Net asset value and maximum offering price per share
a ,b
.......... $13.59 $15.08 $19.27
Class R:
Net assets, at value ..................................... $39,817,597 $52,743,755 $39,770,662
Shares outstanding ...................................... 2,872,154 3,360,184 2,007,982
Net asset value and maximum offering price per share
b
........... $13.86 $15.70 $19.81
Class R6:
Net assets, at value ..................................... $6,688,167 $13,412,114 $10,923,948
Shares outstanding ...................................... 480,897 852,677 537,996
Net asset value and maximum offering price per share
b
........... $13.91 $15.73 $20.30
Advisor Class:
Net assets, at value ..................................... $25,754,202 $47,615,023 $52,455,954
Shares outstanding ...................................... 1,848,774 3,022,764 2,580,903
Net asset value and maximum offering price per share
b
........... $13.93 $15.75 $20.32
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the year ended December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $501,649 $1,453,624 $1,380,991
Controlled affiliates (Note 3 f ) ............................... — 10,105,460 9,719,975
Non-controlled affiliates (Note 3 f ) ........................... 26,024,951 30,150,201 15,792,295
Interest:
Unaffiliated issuers ...................................... 40,832 76,454 63,371
Total investment income ................................. 26,567,432 41,785,739 26,956,632
Expenses:
Asset allocation fees (Note 3 a ) ............................... 2,215,348 4,160,174 3,356,795
Distribution fees: (Note 3c )
Class A .............................................. 1,889,608 3,607,937 2,871,904
Class C .............................................. 565,377 1,066,357 928,860
Class R .............................................. 201,279 271,786 200,014
Transfer agent fees: (Note 3e )
Class A .............................................. 660,382 1,394,437 1,283,192
Class C .............................................. 49,636 103,213 103,957
Class R .............................................. 35,146 52,540 44,810
Class R6 ............................................. 5,027 5,415 5,132
Advisor Class .......................................... 23,775 45,128 57,820
Custodian fees .......................................... 3,001 3,675 2,905
Reports to shareholders fees ................................ 59,906 78,823 69,459
Registration and filing fees .................................. 100,055 100,005 107,199
Professional fees ......................................... 59,596 60,659 67,751
Trustees' fees and expenses ................................ 9,264 17,231 13,969
Other .................................................. 16,111 27,824 24,840
Total expenses ....................................... 5,893,511 10,995,204 9,138,607
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (24,529) (42,856) (36,709)
Net expenses ....................................... 5,868,982 10,952,348 9,101,898
Net investment income .............................. 20,698,450 30,833,391 17,854,734
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (1,775,880) (33,346) 2,337,616
Controlled affiliates (Note 3 f ) ............................. — 18,094,403 8,186,517
Non-controlled affiliates (Note 3 f ) .......................... 4,265,453 4,088,719 16,917,202
Capital gain distributions from Underlying Funds:
Controlled affiliates (Note 3 f ) ............................. — 29,472,729 25,493,465
Non-controlled affiliates (Note 3 f ) .......................... 17,093,122 18,728,753 20,506,829
Net realized gain (loss) ................................ 19,582,695 70,351,258 73,441,629
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 4,115,149 4,805,501 2,053,309
Controlled affiliates (Note 3 f ) ............................. — 58,718,227 55,012,506
Non-controlled affiliates (Note 3 f ) .......................... 24,241,678 19,483,138 38,084,125
Net change in unrealized appreciation (depreciation) .......... 28,356,827 83,006,866 95,149,940
Net realized and unrealized gain (loss) .......................... 47,939,522 153,358,124 168,591,569
Net increase (decrease) in net assets resulting from operations ........ $68,637,972 $184,191,515 $186,446,303

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
Franklin Conservative Allocation Fund Franklin Moderate Allocation Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $20,698,450 $20,390,572 $30,833,391 $31,253,073
Net realized gain (loss) ............ 19,582,695 (21,420,110) 70,351,258 (18,238,351)
Net change in unrealized appreciation
(depreciation) ................. 28,356,827 99,860,109 83,006,866 200,711,846
Net increase (decrease) in net
assets resulting from operations . 68,637,972 98,830,571 184,191,515 213,726,568
Distributions to shareholders:
Class A ........................ (18,959,519) (19,352,191) (32,629,335) (37,543,461)
Class C ........................ (1,010,101) (1,315,832) (1,675,254) (2,506,233)
Class R ........................ (914,805) (983,534) (1,083,731) (1,277,855)
Class R6 ....................... (183,761) (79,254) (342,147) (223,289)
Advisor Class ................... (748,695) (813,466) (1,188,020) (1,409,376)
Total distributions to shareholders ..... (21,816,881) (22,544,277) (36,918,487) (42,960,214)
Capital share transactions: (Note 2 )
Class A ........................ (76,049,013) (92,949,308) (91,615,486) (97,867,821)
Class C ........................ (14,906,242) (31,553,063) (22,086,342) (31,428,339)
Class R ........................ (3,871,903) (6,991,350) (4,997,345) (4,807,516)
Class R6 ....................... 1,224,664 2,509,676 234,902 4,928,088
Advisor Class ................... (3,403,335) (4,825,102) 662,962 (10,072,426)
Total capital share transactions ....... (97,005,829) (133,809,147) (117,801,309) (139,248,014)
Net increase (decrease) in net
assets ..................... (50,184,738) (57,522,853) 29,471,719 31,518,340
Net assets:
Beginning of year .................. 905,917,829 963,440,682 1,617,674,715 1,586,156,375
End of year ...................... $855,733,091 $905,917,829 $1,647,146,434 $1,617,674,715

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
Franklin Growth Allocation Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $17,854,734 $19,187,688
Net realized gain (loss) ................................................. 73,441,629 (7,253,316)
Net change in unrealized appreciation (depreciation) ........................... 95,149,940 183,096,287
Net increase (decrease) in net assets resulting from operations ................ 186,446,303 195,030,659
Distributions to shareholders:
Class A ............................................................. (26,422,324) (35,611,823)
Class C ............................................................. (1,498,663) (2,717,860)
Class R ............................................................. (820,250) (1,267,002)
Class R6 ............................................................ (258,231) (206,512)
Advisor Class ........................................................ (1,309,949) (1,730,319)
Total distributions to shareholders .......................................... (30,309,417) (41,533,516)
Capital share transactions: (Note 2 )
Class A ............................................................. (40,883,835) (29,853,584)
Class C ............................................................. (13,157,285) (14,238,915)
Class R ............................................................. (4,966,805) (2,224,448)
Class R6 ............................................................ 2,138,737 2,937,710
Advisor Class ........................................................ (1,066,416) (2,286,383)
Total capital share transactions ............................................ (57,935,604) (45,665,620)
Net increase (decrease) in net assets ................................... 98,201,282 107,831,523
Net assets:
Beginning of year ....................................................... 1,265,622,074 1,157,790,551
End of year ........................................................... $1,363,823,356 $1,265,622,074

Franklin Fund Allocator Series
Notes to Financial Statements
28
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of eighteen separate funds, three of which are included
in this report (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Certain or all
Funds invest primarily in mutual funds (Underlying Funds)
and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The Funds offer five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day. ETFs listed on an exchange
or on the NASDAQ National Market System are valued at
the last quoted sale price or the official closing price of the day, respectively.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
b. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at year end, as
indicated in the Schedules of Investments, had been entered
into on December 31, 2024.

Franklin Fund Allocator Series
Notes to Financial Statements
29
franklintempleton.com
Annual Report
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of December
31, 2024, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Dividend income and realized capital gain distributions by Underlying Funds and ETF's are recorded on the ex-
dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
30
franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At December 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Conservative Allocation
Fund
Franklin Moderate Allocation
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2024
Shares sold
a
................................... 4,392,631 $60,171,639 7,422,491 $114,170,384
Shares issued in reinvestment of distributions .......... 1,336,871 18,544,114 2,062,801 32,186,918
Shares redeemed ............................... (11,289,882) (154,764,766) (15,468,865) (237,972,788)
Net increase (decrease) .......................... (5,560,380) $(76,049,013) (5,983,573) $(91,615,486)
Year ended December 31, 2023
Shares sold
a
................................... 6,240,619 $78,434,577 11,923,837 $160,912,999
Shares issued in reinvestment of distributions .......... 1,495,788 18,928,417 2,699,272 37,017,805
Shares redeemed ............................... (15,144,493) (190,312,302) (21,876,349) (295,798,625)
Net increase (decrease) .......................... (7,408,086) $(92,949,308) (7,253,240) $(97,867,821)
Class C
Class C Shares:
Year ended December 31, 2024
Shares sold ................................... 452,480 $6,080,993 907,942 $13,353,030
Shares issued in reinvestment of distributions .......... 74,000 999,491 111,389 1,663,125
Shares redeemed
a
.............................. (1,647,439) (21,986,726) (2,527,211) (37,102,497)
Net increase (decrease) .......................... (1,120,959) $(14,906,242) (1,507,880) $(22,086,342)
Year ended December 31, 2023
Shares sold ................................... 752,214 $9,185,011 2,295,944 $29,625,102
Shares issued in reinvestment of distributions .......... 105,751 1,302,591 189,440 2,489,614
Shares redeemed
a
.............................. (3,437,427) (42,040,665) (4,904,075) (63,543,055)
Net increase (decrease) .......................... (2,579,462) $(31,553,063) (2,418,691) $(31,428,339)
Class R
Class R Shares:
Year ended December 31, 2024
Shares sold ................................... 519,446 $7,137,798 637,889 $9,710,308
Shares issued in reinvestment of distributions .......... 66,017 910,941 69,498 1,081,128
Shares redeemed ............................... (873,765) (11,920,642) (1,029,642) (15,788,781)
Net increase (decrease) .......................... (288,302) $(3,871,903) (322,255) $(4,997,345)
Year ended December 31, 2023
Shares sold ................................... 638,808 $7,994,361 719,603 $9,736,119
Shares issued in reinvestment of distributions .......... 77,947 981,213 93,213 1,275,277
Shares redeemed ............................... (1,275,613) (15,966,924) (1,167,715) (15,818,912)
Net increase (decrease) .......................... (558,858) $(6,991,350) (354,899) $(4,807,516)
Class R6

Franklin Fund Allocator Series
Notes to Financial Statements
31
franklintempleton.com
Annual Report
Franklin Conservative Allocation
Fund
Franklin Moderate Allocation
Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended December 31, 2024
Shares sold ................................... 172,575 $2,343,659 152,775 $2,345,233
Shares issued in reinvestment of distributions .......... 13,249 183,665 21,913 342,147
Shares redeemed ............................... (94,915) (1,302,660) (158,090) (2,452,478)
Net increase (decrease) .......................... 90,909 $1,224,664 16,598 $234,902
Year ended December 31, 2023
Shares sold ................................... 238,482 $2,954,035 430,991 $5,789,858
Shares issued in reinvestment of distributions .......... 6,221 79,254 16,187 223,289
Shares redeemed ............................... (41,924) (523,613) (80,474) (1,085,059)
Net increase (decrease) .......................... 202,779 $2,509,676 366,704 $4,928,088
Advisor Class
Advisor Class Shares:
Year ended December 31, 2024
Shares sold ................................... 381,402 $5,271,282 873,798 $13,443,124
Shares issued in reinvestment of distributions .......... 48,548 673,470 69,885 1,092,290
Shares redeemed ............................... (677,571) (9,348,087) (897,647) (13,872,452)
Net increase (decrease) .......................... (247,621) $(3,403,335) 46,036 $662,962
Year ended December 31, 2023
Shares sold ................................... 601,753 $7,577,365 987,687 $13,389,966
Shares issued in reinvestment of distributions .......... 57,867 731,996 94,808 1,300,608
Shares redeemed ............................... (1,048,281) (13,134,463) (1,837,860) (24,763,000)
Net increase (decrease) .......................... (388,661) $(4,825,102) (755,365) $(10,072,426)
Franklin Growth Allocation Fund
Shares Amount
Class A
Class A Shares:
Year ended December 31, 2024
Shares sold
a
................................... 5,274,570 $103,337,576
Shares issued in reinvestment of distributions .......... 1,303,861 26,133,891
Shares redeemed ............................... (8,718,738) (170,355,302)
Net increase (decrease) .......................... (2,140,307) $(40,883,835)
Year ended December 31, 2023
Shares sold
a
................................... 8,137,077 $135,503,916
Shares issued in reinvestment of distributions .......... 2,068,298 35,219,331
Shares redeemed ............................... (12,018,807) (200,576,831)
Net increase (decrease) .......................... (1,813,432) $(29,853,584)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
32
franklintempleton.com
Annual Report
Franklin Growth Allocation Fund
Shares Amount
Class C Shares:
Year ended December 31, 2024
Shares sold ................................... 753,997 $14,018,250
Shares issued in reinvestment of distributions .......... 77,986 1,491,106
Shares redeemed
a
.............................. (1,544,079) (28,666,641)
Net increase (decrease) .......................... (712,096) $(13,157,285)
Year ended December 31, 2023
Shares sold ................................... 1,560,622 $24,885,973
Shares issued in reinvestment of distributions .......... 166,293 2,704,755
Shares redeemed
a
.............................. (2,623,484) (41,829,643)
Net increase (decrease) .......................... (896,569) $(14,238,915)
Class R
Class R Shares:
Year ended December 31, 2024
Shares sold ................................... 236,712 $4,580,211
Shares issued in reinvestment of distributions .......... 41,585 818,211
Shares redeemed ............................... (542,759) (10,365,227)
Net increase (decrease) .......................... (264,462) $(4,966,805)
Year ended December 31, 2023
Shares sold ................................... 284,849 $4,665,871
Shares issued in reinvestment of distributions .......... 75,592 1,264,429
Shares redeemed ............................... (496,853) (8,154,748)
Net increase (decrease) .......................... (136,412) $(2,224,448)
Class R6
Class R6 Shares:
Year ended December 31, 2024
Shares sold ................................... 182,613 $3,615,392
Shares issued in reinvestment of distributions .......... 12,781 258,231
Shares redeemed ............................... (89,632) (1,734,886)
Net increase (decrease) .......................... 105,762 $2,138,737
Year ended December 31, 2023
Shares sold ................................... 209,376 $3,504,274
Shares issued in reinvestment of distributions .......... 12,018 206,512
Shares redeemed ............................... (45,760) (773,076)
Net increase (decrease) .......................... 175,634 $2,937,710
Advisor Class
2. Shares of Beneficial Interest
(continued)

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)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers, directors, and/or trustees of certain of the FT Underlying Funds and of the following subsidiaries:
a. Asset Allocation Fees
The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying
Funds and ETFs.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans,
Franklin Growth Allocation Fund
Shares Amount
Advisor Class Shares:
Year ended December 31, 2024
Shares sold ................................... 468,165 $9,238,644
Shares issued in reinvestment of distributions .......... 57,408 1,159,997
Shares redeemed ............................... (577,237) (11,465,057)
Net increase (decrease) .......................... (51,664) $(1,066,416)
Year ended December 31, 2023
Shares sold ................................... 671,356 $11,279,238
Shares issued in reinvestment of distributions .......... 89,851 1,540,943
Shares redeemed ............................... (896,822) (15,106,564)
Net increase (decrease) .......................... (135,615) $(2,286,383)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC ( Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

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the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended December 31, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Class A ............................... 0.25% 0.25% 0.25%
Class C ............................... 1.00% 1.00% 1.00%
Class R ............................... 0.50% 0.50% 0.50%
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $39,635 $122,025 $151,132
CDSC retained ........................... $4,155 $6,943 $10,285
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Transfer agent fees ........................ $294,206 $587,804 $594,833
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

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f. Investments in FT Underlying Funds
The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). As defined in the 1940
Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such
Underlying Fund. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust
Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the asset allocation fees paid directly or indirectly by the Sweep Money Fund.
Investments in FT Underlying Funds for the year ended December 31, 2024, were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 35,532,536 $ 6,485,420 $ (4,922,008) $ (1,338,751) $ (3,124,272) $ 32,632,925 3,979,625 $ 1,224,648
ClearBridge International Growth
Fund, Class IS ............ 6,472,793 819,289 (1,842,230) 144,290 276,221 5,870,363 90,816 86,666
ClearBridge Large Cap Value Fund,
Class IS ................. 26,439,391 1,948,912 (30,548,854) 6,192,344 (4,031,793) — — 287,319
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 13,340,652 2,354,362 (3,534,293) (110,994) 930,096 12,979,823 1,281,325 529,699
Franklin Growth Fund, Class R6 . 63,091,507 8,968,038 (16,664,997) 5,395,084 246,233 61,035,865 453,225 4,848,070
a
Franklin High Yield Corporate ETF 18,243,540 24,518,949 (4,937,744) (418,809) 415,626 37,821,562 1,584,481 1,616,417
Franklin International Aggregate
Bond ETF ................ 15,322,392 1,639,153 (2,728,336) (672,123) 603,399 14,164,485 698,446 420,716
Franklin International Core Equity
(IU) Fund ................ 42,320,816 6,259,842 (10,403,917) 1,085,763 (450,229) 38,812,275 3,317,288 1,674,758
a
Franklin Investment Grade
Corporate ETF ............ 22,880,435 79,163,375 (4,121,902) (428,743) (2,953,652) 94,539,513 4,483,074 2,051,277
Franklin Systematic Style Premia
ETF .................... 8,696,285 551,783 (1,291,912) 55,577 827,818 8,839,551 369,701 104,639
Franklin U.S. Core Bond ETF ... 179,960,360 49,645,787 (26,248,861) (4,629,963) (913,816) 197,813,507 9,379,493 7,588,223
Franklin U.S. Core Equity (IU) Fund 140,498,475 26,077,958 (55,933,617) 12,628,630 14,483,518 137,754,964 7,981,168 11,881,566
a
Franklin U.S. Equity Index ETF . 14,968,633 4,433,907 (8,277,126) 803,536 2,061,040 13,989,990 272,473 185,317
Franklin U.S. Large Cap Multifactor
Index ETF ............... 33,011,646 1,739,408 (9,396,657) 2,096,456 4,601,888 32,052,741 546,602 379,731
Franklin U.S. Treasury Bond ETF 59,583,178 56,571,774 (13,356,413) (2,972,671) (534,714) 99,291,154 4,934,948 3,725,560
Institutional Fiduciary Trust - Money
Market Portfolio, 4.183% ...... 2,128,612 101,005,119 (103,059,889) — — 73,842 73,842 292,480
Putnam Large Cap Value Fund,
Class R6 ................ — 38,338,242 (297,054) 1,312 (2,649,669) 35,392,831 1,026,177 2,032,753
a
Templeton Developing Markets
Trust, Class R6 ............ 9,751,940 2,675,863 (4,558,346) (48,639) 569,720 8,390,538 451,590 240,699
a
Templeton Foreign Fund, Class R6 9,717,617 2,403,797 (2,803,278) 457,128 (831,282) 8,943,982 1,197,320 246,500
3. Transactions with Affiliates
(continued)

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Notes to Financial Statements
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    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Core Plus Bond
Fund, Class IS ............ $ 100,478,405 $ 10,744,333 $ (111,649,108) $ (13,804,488) $ 14,230,858 $ — — $ 3,077,739
Western Asset Short-Term Bond
Fund, Class IS ............ 22,616,221 2,569,131 (25,500,554) (169,486) 484,688 — — 623,296
Total Non-Controlled Affiliates $825,055,434 $428,914,442 $(442,077,096) $4,265,453 $24,241,678 $840,399,911 $43,118,073
Total Affiliated Securities .... $825,055,434 $428,914,442 $(442,077,096) $4,265,453 $24,241,678 $840,399,911 $43,118,073
Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 35,295,411 6,212,306 (6,981,549) (243,121) 2,464,972 36,748,019 3,627,643 1,492,650
Franklin International Core Equity
(IU) Fund ................ 111,579,997 17,316,821 (20,347,832) 1,455,392 (166,933) 109,837,445 9,387,816 4,709,757
a
Franklin U.S. Core Equity (IU) Fund 370,356,559 63,359,684 (117,134,621) 16,882,132 56,420,188 389,883,942 22,588,873 33,375,782
a
Total Controlled Affiliates .... $517,231,967 $86,888,811 $(144,464,002) $18,094,403 $58,718,227 $536,469,406 $39,578,189
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 40,799,789 10,276,467 (5,673,166) (1,522,247) (3,764,923) 40,115,920 4,892,185 1,490,714
ClearBridge International Growth
Fund, Class IS ............ 17,065,760 2,014,187 (3,580,454) 289,201 824,106 16,612,800 257,005 245,165
ClearBridge Large Cap Value Fund,
Class IS ................. 71,152,721 4,398,207 (81,487,000) 16,466,669 (10,530,597) — — 797,377
a
Franklin Growth Fund, Class R6 . 166,310,770 21,658,418 (30,002,423) 6,796,529 7,978,218 172,741,512 1,282,702 13,717,011
a
Franklin High Yield Corporate ETF 20,948,797 31,980,682 (6,415,220) (466,909) 447,113 46,494,463 1,947,820 1,967,467
Franklin International Aggregate
Bond ETF ................ 17,594,286 3,114,766 (3,231,127) (780,421) 715,675 17,413,179 858,638 516,999
Franklin Investment Grade
Corporate ETF ............ 26,273,427 98,502,849 (4,424,679) (429,833) (3,703,706) 116,218,058 5,511,073 2,502,504
Franklin Systematic Style Premia
ETF .................... 15,518,135 1,594,367 (1,647,973) 40,238 1,556,166 17,060,933 713,548 201,960
Franklin U.S. Core Bond ETF ... 206,644,306 73,467,826 (30,466,015) (5,258,046) (1,214,761) 243,173,310 11,530,266 9,207,937
Franklin U.S. Equity Index ETF . 39,457,841 12,904,319 (20,646,757) 1,586,342 6,296,417 39,598,162 771,225 518,035
Franklin U.S. Large Cap Multifactor
Index ETF ............... 87,019,424 3,619,760 (18,213,238) 3,660,622 14,636,373 90,722,941 1,547,117 1,061,742
Franklin U.S. Treasury Bond ETF 68,417,872 73,743,845 (15,953,483) (3,638,045) (510,257) 122,059,932 6,066,597 4,530,464
Institutional Fiduciary Trust - Money
Market Portfolio, 4.183% ...... 6,534,089 168,488,628 (174,978,747) — — 43,970 43,970 568,696
Putnam Large Cap Value Fund,
Class R6 ................ — 108,168,292 (488,235) 2,110 (7,513,176) 100,168,991 2,904,291 5,748,080
a
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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Notes to Financial Statements
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    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Developing Markets
Trust, Class R6 ............ $ 25,614,321 $ 7,267,422 $ (10,537,911) $ (350,598) $ 1,761,565 $ 23,754,799 1,278,514 $ 681,485
a
Templeton Foreign Fund, Class R6 25,621,000 6,642,128 (5,871,116) 509,742 (1,590,786) 25,310,968 3,388,349 697,349
Western Asset Core Plus Bond
Fund, Class IS ............ 115,377,631 18,998,407 (135,252,352) (12,819,107) 13,695,421 — — 3,681,184
Western Asset Short-Term Bond
Fund, Class IS ............ 25,970,221 4,554,914 (30,927,897) 2,472 400,290 — — 744,785
Total Non-Controlled Affiliates $976,320,390 $651,395,484 $(579,797,793) $4,088,719 $19,483,138 $1,071,489,938 $48,878,954
Total Affiliated Securities .... $1,493,552,357 $738,284,295 $(724,261,795) $22,183,122 $78,201,365 $1,607,959,344 $88,457,143
Franklin Growth Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 36,237,958 6,985,088 (5,282,690) (241,349) 2,551,532 40,250,539 3,973,400 1,613,274
Franklin International Core Equity
(IU) Fund ................ 115,442,847 20,336,516 (16,418,873) 565,595 352,014 120,278,099 10,280,179 5,075,731
a
Franklin U.S. Core Equity (IU) Fund 305,126,935 36,248,225 (71,913,030) 7,862,271 52,108,960 329,433,361 19,086,522 28,524,435
a
Total Controlled Affiliates .... $456,807,740 $63,569,829 $(93,614,593) $8,186,517 $55,012,506 $489,961,999 $35,213,440
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 14,223,395 5,248,608 (3,343,064) (916,760) (920,539) 14,291,640 1,742,883 539,536
ClearBridge International Growth
Fund, Class IS ............ 17,656,450 2,199,474 (2,795,367) 208,443 923,123 18,192,123 281,438 268,302
ClearBridge Large Cap Value Fund,
Class IS ................. 72,098,193 6,268,099 (84,647,081) 16,605,968 (10,325,179) — — 848,103
a
Franklin Growth Fund, Class R6 . 174,044,468 21,588,687 (21,317,378) 2,427,597 12,440,981 189,184,355 1,404,800 15,022,467
a
Franklin High Yield Corporate ETF 7,304,631 12,998,962 (3,729,083) (62,633) 51,062 16,562,939 693,881 711,563
Franklin International Aggregate
Bond ETF ................ 6,135,331 1,961,838 (1,884,490) (427,021) 417,467 6,203,125 305,874 184,065
Franklin Investment Grade
Corporate ETF ............ 9,161,624 35,550,851 (1,813,670) (103,780) (1,392,822) 41,402,203 1,963,297 904,500
Franklin Systematic Style Premia
ETF .................... 12,133,894 1,868,867 (1,082,878) 13,161 1,239,776 14,172,820 592,757 167,772
Franklin U.S. Core Bond ETF ... 72,059,201 35,781,290 (19,019,882) (3,193,420) 1,002,896 86,630,085 4,107,638 3,322,669
Franklin U.S. Equity Index ETF . 116,704,561 26,829,855 (29,309,423) 2,640,650 23,859,363 140,725,006 2,740,800 1,704,291
Franklin U.S. Large Cap Multifactor
Index ETF ............... 90,020,249 4,589,718 (14,579,137) 2,600,685 16,722,296 99,353,811 1,694,301 1,141,602
Franklin U.S. Treasury Bond ETF 23,858,015 30,409,644 (9,351,786) (1,123,801) (308,869) 43,483,203 2,161,193 1,639,556
Institutional Fiduciary Trust - Money
Market Portfolio, 4.183% ...... 6,207,441 120,130,795 (126,302,836) — — 35,400 35,400 474,874
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.45% based on the average net assets of each class until April 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until April 30, 2025.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
During the year ended December 31, 2024, the utilized capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2024 and 2023, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam Large Cap Value Fund,
Class R6 ................ $ — $ 118,209,184 $ (264,427) $ 4,703 $ (8,248,765) $ 109,700,695 3,180,652 $ 6,291,004
a
Templeton Developing Markets
Trust, Class R6 ............ 26,787,077 7,276,213 (9,458,382) (317,705) 1,731,450 26,018,653 1,400,358 744,840
a
Templeton Foreign Fund, Class R6 26,507,551 7,363,943 (4,912,098) 218,949 (1,460,989) 27,717,356 3,710,489 763,650
Western Asset Core Plus Bond
Fund, Class IS ............ 40,233,942 11,787,566 (52,555,641) (1,819,497) 2,353,630 — — 1,306,663
Western Asset Short-Term Bond
Fund, Class IS ............ 9,057,382 2,862,685 (12,080,974) 161,663 (756) — — 263,667
Total Non-Controlled Affiliates $724,193,405 $452,926,279 $(398,447,597) $16,917,202 $38,084,125 $833,673,414 $36,299,124
Total Affiliated Securities .... $1,181,001,145 $516,496,108 $(492,062,190) $25,103,719 $93,096,631 $1,323,635,413 $71,512,564
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statements of Operations.
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Capital loss utilized carryforwards .... $10,225,334 $3,416,039 $3,202,232
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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At December 31, 2024, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and regulated investment companies.
5. Investment Transactions
Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the year ended December 31, 2024, were as follows:
Franklin Conservative Allocation
Fund Franklin Moderate Allocation Fund
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $21,816,881 $22,544,277 $36,918,487 $32,013,158
Long term capital gain .................... — — — 10,947,056
$21,816,881 $22,544,277 $36,918,487 $42,960,214
Franklin Growth Allocation Fund
2024 2023
Distributions paid from:
Ordinary income ........................ $30,309,417 $15,514,251
Long term capital gain .................... — 26,019,265
$30,309,417 $41,533,516
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
a a a a
Cost of investments ....................... $793,846,946 $1,370,716,470 $1,022,052,587
Unrealized appreciation ..................... $128,444,923 $353,284,527 $369,847,374
Unrealized depreciation ..................... (65,654,264) (75,502,905) (26,852,291)
Net unrealized appreciation (depreciation) ....... $62,790,659 $277,781,622 $342,995,083
Distributable earnings:
Undistributed ordinary income ................ $7,825,941 $19,538,071 $6,988,978
Undistributed long term capital gains ........... — 37,946,868 51,375,938
Total distributable earnings .................. $7,825,941 $57,484,939 $58,364,916
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Purchases .............................. $351,705,619 $623,774,630 $444,754,950
Sales .................................. $430,750,521 $698,565,583 $467,767,048
4. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
40
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6. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 31, 2025, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 30, 2026, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2024, the
Funds did not use the Global Credit Facility.
7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2024, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 850,330,915 $ — $ — $ 850,330,915
Short Term Investments ................... 73,842 6,232,848 — 6,306,690
Total Investments in Securities ........... $850,404,757 $6,232,848 $— $856,637,605
Franklin Moderate Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 1,636,233,614 — — 1,636,233,614
Short Term Investments ................... 43,970 12,220,508 — 12,264,478
Total Investments in Securities ........... $1,636,277,584 $12,220,508 $— $1,648,498,092

Franklin Fund Allocator Series
Notes to Financial Statements
41
franklintempleton.com
Annual Report
8. Operating Segments
The Funds have adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures.  The update is limited to disclosure requirements and does not impact the Funds' financial position or results of operations.
Each Fund operates as a single operating segment, which is an investment portfolio. The Funds' Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Growth Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 1,354,603,187 $ — $ — $ 1,354,603,187
Short Term Investments ................... 35,400 10,409,083 — 10,444,483
Total Investments in Securities ........... $1,354,638,587 $10,409,083 $— $1,365,047,670
a
For detailed categories, see the accompanying Schedules of Investments.
Selected Portfolio
ETF
Exchange-Traded Fund
7. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Report of Independent Registered Public Accounting Firm
42
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Conservative Allocation Fund,
Franklin Moderate Allocation Fund and Franklin Growth Allocation Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Conservative Allocation Fund, Franklin Moderate Allocation Fund and Franklin Growth Allocation Fund (three of the funds constituting Franklin Fund Allocator Series, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31,
2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agents and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Fund Allocator Series
Tax Information (unaudited)
43
franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended December 31, 2024 :
Pursuant to:
Franklin
Conservative
Allocation Fund
Franklin Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $— $1,467,550 $1,341,395
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $2,107,586 $5,857,485 $6,760,867
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $3,808,863 $10,607,515 $11,910,588
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) $— $— $4,493,111
Franklin
Conservative
Allocation Fund
Franklin Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Foreign Taxes Paid $119,388 $337,861 $370,030
Foreign Source Income Earned $2,023,860 $5,372,964 $5,623,169

Franklin Fund Allocator Series
44
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

FAS-AFSOI 02/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
Corefolio Allocation
Fund
Financial Statements and Other Important Information
Annual | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 12
Report of Independent Registered Public Accounting Firm 19
Tax Information 20
Changes In and Disagreements with Accountants 21
Results of Meeting(s) of Shareholders 21
Remuneration Paid to Directors, Officers and Others 21
Board Approval of Management and Subadvisory Agreements 21

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.40 $17.85 $24.42 $21.92 $20.04
Income from investment operations
a
:
Net investment income
b,c
........................ 0.10 0.11 0.05 0.22 0.12
Net realized and unrealized gains (losses) ........... 3.05 4.35 (5.16) 3.21 3.32
Total from investment operations .................... 3.15 4.46 (5.11) 3.43 3.44
Less distributions from:
Net investment income .......................... (0.19) (0.12) (0.01) (0.22) (0.18)
Net realized gains ............................. (1.23) (0.79) (1.45) (0.71) (1.38)
Total distributions ............................... (1.42) (0.91) (1.46) (0.93) (1.56)
Net asset value, end of year ....................... $23.13 $21.40 $17.85 $24.42 $21.92
Total return
d
................................... 14.88% 25.36% (20.84)% 15.76% 18.28%
Ratios to average net assets
Expenses
e ,f
.................................... 0.39% 0.40% 0.41% 0.42% 0.43%
Net investment income
c
........................... 0.45% 0.55% 0.26% 0.91% 0.64%
Supplemental data
Net assets, end of year (000’s) ..................... $869,673 $805,511 $690,297 $931,489 $812,250
Portfolio turnover rate ............................ 10.38% 6.51% 9.00% 3.58% 9.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the year ended December 31, 2024.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.68 $17.34 $23.94 $21.57 $19.76
Income from investment operations
a
:
Net investment (loss)
b,c
.......................... (0.07) (0.05) (0.10) (0.01) (0.03)
Net realized and unrealized gains (losses) ........... 2.95 4.21 (5.05) 3.20 3.25
Total from investment operations .................... 2.88 4.16 (5.15) 3.19 3.22
Less distributions from:
Net investment income .......................... (0.02) (0.03) (—)
d
(0.11) (0.03)
Net realized gains ............................. (1.23) (0.79) (1.45) (0.71) (1.38)
Total distributions ............................... (1.25) (0.82) (1.45) (0.82) (1.41)
Net asset value, end of year ....................... $22.31 $20.68 $17.34 $23.94 $21.57
Total return
e
................................... 14.08% 24.38% (21.44)% 14.88% 17.41%
Ratios to average net assets
Expenses
f ,g
.................................... 1.14% 1.15% 1.16% 1.17% 1.18%
Net investment (loss)
c
............................ (0.33)% (0.26)% (0.53)% (0.05)% (0.18)%
Supplemental data
Net assets, end of year (000’s) ..................... $40,821 $41,410 $39,781 $61,517 $73,513
Portfolio turnover rate ............................ 10.38% 6.51% 9.00% 3.58% 9.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the year ended December 31, 2024.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.34 $17.81 $24.42 $21.95 $20.07
Income from investment operations
a
:
Net investment income
b,c
........................ 0.06 0.07 0.01 0.16 0.07
Net realized and unrealized gains (losses) ........... 3.03 4.32 (5.17) 3.21 3.32
Total from investment operations .................... 3.09 4.39 (5.16) 3.37 3.39
Less distributions from:
Net investment income .......................... (0.14) (0.07) (—)
d
(0.19) (0.13)
Net realized gains ............................. (1.23) (0.79) (1.45) (0.71) (1.38)
Total distributions ............................... (1.37) (0.86) (1.45) (0.90) (1.51)
Net asset value, end of year ....................... $23.06 $21.34 $17.81 $24.42 $21.95
Total return .................................... 14.64% 25.05% (21.04)% 15.46% 18.00%
Ratios to average net assets
Expenses
e ,f
.................................... 0.64% 0.65% 0.66% 0.66% 0.67%
Net investment income
c
........................... 0.25% 0.35% 0.04% 0.68% 0.38%
Supplemental data
Net assets, end of year (000’s) ..................... $2,257 $1,935 $1,488 $1,764 $1,498
Portfolio turnover rate ............................ 10.38% 6.51% 9.00% 3.58% 9.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the year ended December 31, 2024.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
A
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.49 $17.92 $24.52 $21.97 $20.07
Income from investment operations
a
:
Net investment income
b,c
........................ 0.13 0.18 0.12 0.30 0.21
Net realized and unrealized gains (losses) ........... 3.12 4.36 (5.19) 3.23 3.31
Total from investment operations .................... 3.25 4.54 (5.07) 3.53 3.52
Less distributions from:
Net investment income .......................... (0.26) (0.18) (0.08) (0.27) (0.24)
Net realized gains ............................. (1.23) (0.79) (1.45) (0.71) (1.38)
Total distributions ............................... (1.49) (0.97) (1.53) (0.98) (1.62)
Net asset value, end of year ....................... $23.25 $21.49 $17.92 $24.52 $21.97
Total return .................................... 15.28% 25.74% (20.60)% 16.16% 18.69%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.14% 0.11% 0.13% 0.13% 0.13%
Expenses net of waiver and payments by affiliates
d
...... 0.08% 0.09% 0.08% 0.09% 0.09%
Net investment income
c
........................... 0.55% 0.92% 0.62% 1.26% 1.05%
Supplemental data
Net assets, end of year (000’s) ..................... $3,826 $4,966 $4,379 $5,349 $4,393
Portfolio turnover rate ............................ 10.38% 6.51% 9.00% 3.58% 9.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the year ended December 31, 2024.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.49 $17.93 $24.52 $21.98 $20.08
Income from investment operations
a
:
Net investment income
b,c
........................ 0.17 0.16 0.09 0.28 0.17
Net realized and unrealized gains (losses) ........... 3.07 4.36 (5.17) 3.22 3.34
Total from investment operations .................... 3.24 4.52 (5.08) 3.50 3.51
Less distributions from:
Net investment income .......................... (0.25) (0.17) (0.06) (0.25) (0.23)
Net realized gains ............................. (1.23) (0.79) (1.45) (0.71) (1.38)
Total distributions ............................... (1.48) (0.96) (1.51) (0.96) (1.61)
Net asset value, end of year ....................... $23.25 $21.49 $17.93 $24.52 $21.98
Total return .................................... 15.24% 25.58% (20.63)% 16.05% 18.59%
Ratios to average net assets
Expenses
d,e
.................................... 0.14% 0.15% 0.16% 0.17% 0.18%
Net investment income
c
........................... 0.71% 0.83% 0.48% 1.16% 0.90%
Supplemental data
Net assets, end of year (000’s) ..................... $67,797 $59,702 $48,963 $69,322 $61,166
Portfolio turnover rate ............................ 10.38% 6.51% 9.00% 3.58% 9.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the year ended December 31, 2024.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2024
Franklin Corefolio Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Shares
a
Value
a
Investments In Underlying Funds 99.9%
Domestic Equity 76.4%
a
Franklin Growth Fund , Class R6 ........................................ 1,850,854 $ 249,254,536
a,b
Franklin Growth Opportunities Fund , Class R6 ............................. 4,542,945 262,809,393
a
Franklin Mutual Shares Fund , Class R6 ................................... 9,648,696 240,349,025
752,412,954
Foreign Equity 23.5%
a
Templeton Growth Fund, Inc. , Class R6 ................................... 8,790,958 231,465,919
Total Investments In Underlying Funds (Cost $ 625,117,497 ) ......................
983,878,873
a a a a
Short Term Investments 0.0%
†
a
Money Market Funds 0.0%
†
a,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .................. 1,104 1,104
Total Money Market Funds (Cost $ 1,104 ) .......................................
1,104
Total Short Term Investments (Cost $ 1,104 ) ....................................
1,104
a
Total Investments (Cost $ 625,118,601 ) 99.9% ...................................
$983,879,977
Other Assets, less Liabilities 0.1% .............................................
494,154
Net Assets 100.0% ...........................................................
$984,374,131
†
Rounds to less than 0.1% of net assets.
a
See Note 3(e) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statement of Assets and Liabilities
December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
Franklin
Corefolio
Allocation Fund
Assets:
Investments in securities:
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ $625,118,601
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 983,879,977
Receivables:
Investment securities sold ................................................................... 1,533,249
Capital shares sold ........................................................................ 120,481
Dividends ............................................................................... 1,104
Affiliates ................................................................................ 84
Total assets .......................................................................... 985,534,895
Liabilities:
Payables:
Capital shares redeemed ................................................................... 280,287
Administrative fees ........................................................................ 25,866
Distribution fees .......................................................................... 227,072
Transfer agent fees ........................................................................ 210,200
Trustees' fees and expenses ................................................................. 207
Funds advanced by custodian ................................................................. 335,373
Accrued expenses and other liabilities ........................................................... 81,759
Total liabilities ......................................................................... 1,160,764
Net assets, at value ................................................................. $984,374,131
Net assets consist of:
Paid-in capital ............................................................................. $572,665,725
Total distributable earnings (losses) ............................................................. 411,708,406
Net assets, at value ................................................................. $984,374,131

Franklin Fund Allocator Series
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
Franklin
Corefolio
Allocation Fund
Class A:
Net assets, at value ....................................................................... $869,673,423
Shares outstanding ........................................................................ 37,594,107
Net asset value per share
a ,b
.................................................................. $23.13
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
................................ $24.48
Class C:
Net assets, at value ....................................................................... $40,821,139
Shares outstanding ........................................................................ 1,829,608
Net asset value and maximum offering price per share
a ,b
............................................ $22.31
Class R:
Net assets, at value ....................................................................... $2,256,878
Shares outstanding ........................................................................ 97,880
Net asset value and maximum offering price per share
b
............................................. $23.06
Class R6:
Net assets, at value ....................................................................... $3,825,762
Shares outstanding ........................................................................ 164,529
Net asset value and maximum offering price per share
b
............................................. $23.25
Advisor Class:
Net assets, at value ....................................................................... $67,796,929
Shares outstanding ........................................................................ 2,916,096
Net asset value and maximum offering price per share
b
............................................. $23.25
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statement of Operations
for the year ended December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
Franklin
Corefolio
Allocation Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 e ) ............................................................. $8,301,210
Expenses:
Administrative fees (Note 3 a ) .................................................................. 294,881
Distribution fees: (Note 3b )
Class A ................................................................................ 2,164,900
Class C ................................................................................ 424,314
Class R ................................................................................ 10,604
Transfer agent fees: (Note 3d )
Class A ................................................................................ 784,553
Class C ................................................................................ 38,450
Class R ................................................................................ 1,920
Class R6 ............................................................................... 4,604
Advisor Class ............................................................................ 60,958
Reports to shareholders fees .................................................................. 57,887
Registration and filing fees .................................................................... 98,776
Professional fees ........................................................................... 59,122
Trustees' fees and expenses .................................................................. 10,365
Other .................................................................................... 1,344
Total expenses ......................................................................... 4,012,678
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (3,682)
Net expenses ......................................................................... 4,008,996
Net investment income ................................................................ 4,292,214
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Non-controlled affiliates (Note 3 e ) ........................................................... 11,709,010
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 e ) ........................................................... 61,867,817
Net realized gain (loss) .................................................................. 73,576,827
Net change in unrealized appreciation (depreciation) on:
Investments:
Non-controlled affiliates (Note 3 e ) ........................................................... 56,516,323
Net realized and unrealized gain (loss) ............................................................ 130,093,150
Net increase (decrease) in net assets resulting from operations .......................................... $134,385,364

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
Franklin Corefolio Allocation Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $4,292,214 $4,451,007
Net realized gain (loss) ................................................. 73,576,827 45,150,803
Net change in unrealized appreciation (depreciation) ........................... 56,516,323 141,234,240
Net increase (decrease) in net assets resulting from operations ................ 134,385,364 190,836,050
Distributions to shareholders:
Class A ............................................................. (52,408,857) (33,786,898)
Class C ............................................................. (2,330,249) (1,730,998)
Class R ............................................................. (125,253) (74,092)
Class R6 ............................................................ (323,118) (223,016)
Advisor Class ........................................................ (4,210,566) (2,551,557)
Total distributions to shareholders .......................................... (59,398,043) (38,366,561)
Capital share transactions: (Note 2 )
Class A ............................................................. (1,803,386) (19,272,974)
Class C ............................................................. (3,881,717) (5,443,378)
Class R ............................................................. 170,023 135,836
Class R6 ............................................................ (1,614,653) (263,934)
Advisor Class ........................................................ 2,993,306 989,827
Total capital share transactions ............................................ (4,136,427) (23,854,623)
Net increase (decrease) in net assets ................................... 70,850,894 128,614,866
Net assets:
Beginning of year ....................................................... 913,523,237 784,908,371
End of year ........................................................... $984,374,131 $913,523,237

Franklin Fund Allocator Series
Notes to Financial Statements
Franklin Corefolio Allocation Fund
12
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of eighteen separate funds. The Trust follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Franklin
Corefolio Allocation Fund (Fund) is included in this report.
The Fund invests in affiliated mutual funds managed by
Franklin Templeton (Underlying Funds). The Fund offers five
classes of shares: Class A, Class C, Class R, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated

Franklin Fund Allocator Series
Notes to Financial Statements
13
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Annual Report
Franklin Corefolio Allocation Fund
(continued)
expenses are accrued daily. Dividend income and capital
gain distributions by Underlying Funds are recorded
on the ex-dividend date. Distributions to shareholders
are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Fund indirectly bears its proportionate share of
expenses from the Underlying Funds. Since the Underlying
Funds have varied expense levels and the Fund may own
different proportions of the Underlying Funds at different
times, the amount of expenses incurred indirectly by
the Fund will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
e. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 2,702,482 $62,501,396 3,830,947 $74,525,445
Shares issued in reinvestment of distributions .......... 2,247,575 51,472,241 1,666,077 33,143,401
Shares redeemed ............................... (5,005,189) (115,777,023) (6,518,373) (126,941,820)
Net increase (decrease) .......................... (55,132) $(1,803,386) (1,021,349) $(19,272,974)
1. Organization and Significant Accounting Policies
(continued)
c. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
14
franklintempleton.com
Annual Report
Franklin Corefolio Allocation Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, directors, and/or trustees of certain of the Underlying Funds and of the following subsidiaries:
a. Administrative Fees
The Fund pays an administrative fee to FT Services of 0.03% per year of the average daily net assets of the Fund for administrative services including monitoring and rebalancing the percentage of the Fund's investment in the Underlying Funds.
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 243,389 $5,393,113 506,642 $9,501,220
Shares issued in reinvestment of distributions .......... 105,273 2,315,710 90,386 1,724,635
Shares redeemed
a
.............................. (521,261) (11,590,540) (888,929) (16,669,233)
Net increase (decrease) .......................... (172,599) $(3,881,717) (291,901) $(5,443,378)
Class R Shares:
Shares sold ................................... 6,916 $159,339 47,557 $928,639
Shares issued in reinvestment of distributions .......... 5,491 125,253 3,751 74,092
Shares redeemed ............................... (5,210) (114,569) (44,144) (866,895)
Net increase (decrease) .......................... 7,197 $170,023 7,164 $135,836
Class R6 Shares:
Shares sold ................................... 29,445 $692,133 73,257 $1,441,873
Shares issued in reinvestment of distributions .......... 13,992 322,070 11,056 222,203
Shares redeemed ............................... (109,964) (2,628,856) (97,597) (1,928,010)
Net increase (decrease) .......................... (66,527) $(1,614,653) (13,284) $(263,934)
Advisor Class Shares:
Shares sold ................................... 533,407 $12,237,907 489,426 $9,622,126
Shares issued in reinvestment of distributions .......... 166,182 3,830,162 114,135 2,292,689
Shares redeemed ............................... (561,105) (13,074,763) (557,442) (10,924,988)
Net increase (decrease) .......................... 138,484 $2,993,306 46,119 $989,827
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
15
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Annual Report
Franklin Corefolio Allocation Fund
(continued)
b. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
c. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
d. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended December 31, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$378,654 was retained by Investor Services.
e. Investments in FT Underlying Funds
The Fund invests in Underlying Funds which are managed by Advisers, an affiliate of FT Services or by an affiliate of Advisers.
As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Fund does not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees paid by the Fund are waived on assets invested in the
Underlying Funds, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Underlying Funds.
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $99,418
CDSC retained .............................................................................. $3,125
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
16
franklintempleton.com
Annual Report
Franklin Corefolio Allocation Fund
(continued)
Investments in Underlying Funds for the year ended December 31, 2024, were as follows:
f. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until April 30, 2025.
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2024 and 2023, was as follows:
At December 31, 2024, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6 . $ 230,947,089 $ 19,860,951 $ (22,334,626) $ 3,147,754 $ 17,633,368 $ 249,254,536 1,850,854 $ 19,860,954
a
Franklin Growth Opportunities
Fund, Class R6 ............ 251,269,180 21,816,187 (46,162,291) 6,170,382 29,715,935 262,809,393 4,542,945 21,816,187
a
Franklin Mutual Shares Fund, Class
R6 ..................... 209,518,825 42,715,645 (16,608,584) 1,136,183 3,586,956 240,349,025 9,648,696 21,566,060
a
Institutional Fiduciary Trust - Money
Market Portfolio, 4.183% ...... 1,179 22,725,414 (22,725,489) — — 1,104 1,104 8,605
Templeton Growth Fund, Inc., Class
R6 ..................... 222,226,088 18,946,742 (16,541,666) 1,254,691 5,580,064 231,465,919 8,790,958 6,917,221
a
Total Non-Controlled Affiliates $913,962,361 $126,064,939 $(124,372,656) $11,709,010 $56,516,323 $983,879,977 $70,169,027
a
Total Affiliated Securities .... $913,962,361 $126,064,939 $(124,372,656) $11,709,010 $56,516,323 $983,879,977 $70,169,027
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations.
2024 2023
Distributions paid from:
Ordinary income .......................................................... $12,836,918 $4,980,979
Long term capital gain ...................................................... 46,561,125 33,385,582
$59,398,043 $38,366,561
Cost of investments .......................................................................... $632,674,744
Unrealized appreciation ........................................................................ $358,761,376
Unrealized depreciation ........................................................................ (7,556,143)
Net unrealized appreciation (depreciation) .......................................................... $351,205,233
3. Transactions with Affiliates
(continued)
e. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
17
franklintempleton.com
Annual Report
Franklin Corefolio Allocation Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and regulated investment companies.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2024, aggregated
$103,339,526 and $101,647,167, respectively.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 31, 2025, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 30, 2026, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2024, the Fund did not use the Global Credit Facility.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Distributable earnings:
Undistributed ordinary income ................................................................... $629,541
Undistributed long term capital gains .............................................................. 59,873,632
Total distributable earnings ..................................................................... $60,503,173
4. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
18
franklintempleton.com
Annual Report
Franklin Corefolio Allocation Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2024, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
8. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the
Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
7. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Report of Independent Registered Public Accounting Firm
19
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Corefolio Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Corefolio Allocation Fund (one of the funds constituting Franklin Fund Allocator Series, referred to hereafter as the "Fund")
as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended
December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Fund Allocator Series
Tax Information (unaudited)
20
franklintempleton.com
Annual Report
Franklin Corefolio Allocation Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2024:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $47,206,096
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $4,914,421
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $6,985,859
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $4,785,218
Amount Reported
Foreign Taxes Paid $142,499
Foreign Source Income Earned $1,397,220

Franklin Fund Allocator Series
21
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Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4467-AFSOI 02/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
Global Allocation
Fund
Financial Statements and Other Important Information
Annual | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 17
Notes to Financial Statements 21
Report of Independent Registered Public Accounting Firm 34
Tax Information 35
Changes In and Disagreements with Accountants 36
Results of Meeting(s) of Shareholders 36
Remuneration Paid to Directors, Officers and Others 36
Board Approval of Management and Subadvisory Agreements 36

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.01 $12.62 $14.95 $13.49 $14.43
Income from investment operations
a
:
Net investment income
b
......................... 0.23 0.23 0.18 0.19
c
0.34
c
Net realized and unrealized gains (losses) ........... 1.57 1.39 (1.95) 1.39 (0.27)
Total from investment operations .................... 1.80 1.62 (1.77) 1.58 0.07
Less distributions from:
Net investment income .......................... (0.17) (0.23) (0.56) (0.12) (0.47)
Net realized gains ............................. — — — — (0.54)
Total distributions ............................... (0.17) (0.23) (0.56) (0.12) (1.01)
Net asset value, end of year ....................... $15.64 $14.01 $12.62 $14.95 $13.49
Total return
d
................................... 12.87% 12.92% (11.83)% 11.74% 1.55%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.95% 0.95% 0.94% 0.94%
e
0.42%
e
Expenses net of waiver and payments by affiliates ....... 0.93% 0.92%
f
0.91%
f
0.88%
e,f
0.42%
e,g
Net investment income ........................... 1.49% 1.75% 1.31% 1.33%
c
2.73%
c
Supplemental data
Net assets, end of year (000’s) ..................... $2,520,588 $2,479,455 $2,417,274 $3,006,324 $2,952,287
Portfolio turnover rate ............................ 59.82% 76.65% 15.46% 97.19%
h
4.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.87 $12.50 $14.79 $13.40 $14.33
Income from investment operations
a
:
Net investment income
b
......................... 0.11 0.13 0.07 0.08
c
0.23
c
Net realized and unrealized gains (losses) ........... 1.56 1.36 (1.91) 1.38 (0.26)
Total from investment operations .................... 1.67 1.49 (1.84) 1.46 (0.03)
Less distributions from:
Net investment income .......................... (0.06) (0.12) (0.45) (0.07) (0.36)
Net realized gains ............................. — — — — (0.54)
Total distributions ............................... (0.06) (0.12) (0.45) (0.07) (0.90)
Net asset value, end of year ....................... $15.48 $13.87 $12.50 $14.79 $13.40
Total return
d
................................... 12.06% 12.00% (12.45)% 10.89% 0.79%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.70% 1.70% 1.69% 1.68%
e
1.17%
e
Expenses net of waiver and payments by affiliates ....... 1.68% 1.67%
f
1.66%
f
1.62%
e,f
1.17%
e,g
Net investment income ........................... 0.73% 1.00% 0.56% 0.58%
c
1.85%
c
Supplemental data
Net assets, end of year (000’s) ..................... $62,592 $71,783 $84,086 $131,347 $201,506
Portfolio turnover rate ............................ 59.82% 76.65% 15.46% 97.19%
h
4.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.05 $12.66 $14.99 $13.54 $14.48
Income from investment operations
a
:
Net investment income
b
......................... 0.19 0.20 0.14 0.15
c
0.31
c
Net realized and unrealized gains (losses) ........... 1.57 1.39 (1.95) 1.40 (0.28)
Total from investment operations .................... 1.76 1.59 (1.81) 1.55 0.03
Less distributions from:
Net investment income .......................... (0.13) (0.20) (0.52) (0.10) (0.43)
Net realized gains ............................. — — — — (0.54)
Total distributions ............................... (0.13) (0.20) (0.52) (0.10) (0.97)
Net asset value, end of year ....................... $15.68 $14.05 $12.66 $14.99 $13.54
Total return .................................... 12.57% 12.63% (12.06)% 11.50% 1.28%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.20% 1.20% 1.19% 1.19%
d
0.67%
d
Expenses net of waiver and payments by affiliates ....... 1.18% 1.17%
e
1.16%
e
1.13%
d,e
0.67%
d,f
Net investment income ........................... 1.25% 1.50% 1.06% 1.08%
c
2.47%
c
Supplemental data
Net assets, end of year (000’s) ..................... $4,671 $4,213 $3,906 $5,229 $4,975
Portfolio turnover rate ............................ 59.82% 76.65% 15.46% 97.19%
g
4.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.47 $13.03 $15.43 $13.89 $14.81
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.28 0.22 0.25
c
0.96
c
Net realized and unrealized gains (losses) ........... 1.64 1.44 (2.02) 1.43 (0.83)
Total from investment operations .................... 1.92 1.72 (1.80) 1.68 0.13
Less distributions from:
Net investment income .......................... (0.22) (0.28) (0.60) (0.14) (0.51)
Net realized gains ............................. — — — — (0.54)
Total distributions ............................... (0.22) (0.28) (0.60) (0.14) (1.05)
Net asset value, end of year ....................... $16.17 $14.47 $13.03 $15.43 $13.89
Total return .................................... 13.28% 13.26% (11.62)% 12.14% 1.94%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.65% 0.66% 0.67%
d
0.21%
d
Expenses net of waiver and payments by affiliates ....... 0.62% 0.60%
e
0.59%
e
0.54%
d,e
0.07%
d
Net investment income ........................... 1.78% 2.06% 1.61% 1.69%
c
7.33%
c
Supplemental data
Net assets, end of year (000’s) ..................... $5,343 $4,018 $1,087 $573 $631
Portfolio turnover rate ............................ 59.82% 76.65% 15.46% 97.19%
f
4.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.13 $12.72 $15.07 $13.58 $14.52
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.27 0.21 0.23
c
0.37
c
Net realized and unrealized gains (losses) ........... 1.59 1.41 (1.97) 1.40 (0.27)
Total from investment operations .................... 1.86 1.68 (1.76) 1.63 0.10
Less distributions from:
Net investment income .......................... (0.21) (0.27) (0.59) (0.14) (0.50)
Net realized gains ............................. — — — — (0.54)
Total distributions ............................... (0.21) (0.27) (0.59) (0.14) (1.04)
Net asset value, end of year ....................... $15.78 $14.13 $12.72 $15.07 $13.58
Total return .................................... 13.11% 13.25% (11.64)% 12.01% 1.79%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.70% 0.70% 0.69% 0.69%
d
0.17%
d
Expenses net of waiver and payments by affiliates ....... 0.68% 0.67%
e
0.66%
e
0.63%
d,e
0.17%
d,f
Net investment income ........................... 1.75% 2.00% 1.56% 1.58%
c
2.89%
c
Supplemental data
Net assets, end of year (000’s) ..................... $117,356 $103,377 $98,974 $122,896 $123,049
Portfolio turnover rate ............................ 59.82% 76.65% 15.46% 97.19%
g
4.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2024
Franklin Global Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks 62.7%
Aerospace & Defense 0.4%
BAE Systems plc ................................... United Kingdom 221,520 $ 3,177,767
L3Harris Technologies, Inc. ............................ United States 14,498 3,048,639
Lockheed Martin Corp. ............................... United States 9,737 4,731,598
10,958,004
Air Freight & Logistics 0.2%
Expeditors International of Washington, Inc. ............... United States 43,564 4,825,584
Automobiles 1.1%
General Motors Co. .................................. United States 233,871 12,458,308
a
Tesla, Inc. ......................................... United States 43,655 17,629,635
30,087,943
Banks 3.6%
BNP Paribas SA .................................... France 49,252 3,023,917
Citigroup, Inc. ...................................... United States 240,352 16,918,377
ING Groep NV ..................................... Netherlands 2,267,954 35,542,444
Intesa Sanpaolo SpA ................................. Italy 3,611,412 14,484,719
JPMorgan Chase & Co. ............................... United States 24,472 5,866,183
NatWest Group plc .................................. United Kingdom 730,733 3,661,889
UniCredit SpA ...................................... Italy 471,238 18,872,312
98,369,841
Biotechnology 1.9%
AbbVie, Inc. ....................................... United States 226,914 40,322,618
Amgen, Inc. ....................................... United States 10,147 2,644,714
Gilead Sciences, Inc. ................................ United States 84,607 7,815,149
50,782,481
Broadline Retail 2.3%
b
Alibaba Group Holding Ltd. , ADR ....................... China 135,724 11,508,038
a
Amazon.com, Inc. ................................... United States 180,878 39,682,825
a
MercadoLibre, Inc. .................................. Brazil 5,885 10,007,089
61,197,952
Building Products 0.2%
Cie de Saint-Gobain SA .............................. France 50,459 4,483,872
Capital Markets 1.1%
3i Group plc ....................................... United Kingdom 266,481 11,861,935
Deutsche Bank AG .................................. Germany 356,564 6,153,189
Lazard, Inc. , A ...................................... United States 69,769 3,591,708
SEI Investments Co. ................................. United States 110,528 9,116,350
30,723,182
Chemicals 0.4%
LyondellBasell Industries NV , A ......................... United States 45,856 3,405,725
Nitto Denko Corp. ................................... Japan 252,000 4,213,142
Sherwin-Williams Co. (The) ............................ United States 8,824 2,999,542
10,618,409
Commercial Services & Supplies 0.2%
Cintas Corp. ....................................... United States 35,492 6,484,388
Communications Equipment 1.1%
a
Arista Networks, Inc. ................................. United States 93,300 10,312,449
Cisco Systems, Inc. ................................. United States 318,889 18,878,229
29,190,678

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction Materials 0.5%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. , A .... China 5,074,500 $ 9,026,276
CRH plc .......................................... United States 55,800 5,162,616
14,188,892
Consumer Staples Distribution & Retail 1.7%
Carrefour SA ....................................... France 426,704 6,073,201
Koninklijke Ahold Delhaize NV .......................... Netherlands 175,585 5,727,392
Kroger Co. (The) .................................... United States 198,332 12,128,002
Loblaw Cos. Ltd. .................................... Canada 76,200 10,028,004
Target Corp. ....................................... United States 21,314 2,881,227
Walmart, Inc. ...................................... United States 117,219 10,590,737
47,428,563
Diversified Telecommunication Services 0.4%
Deutsche Telekom AG ................................ Germany 295,996 8,868,957
Telkom Indonesia Persero Tbk. PT ...................... Indonesia 13,349,900 2,234,587
11,103,544
Electric Utilities 0.3%
Iberdrola SA ....................................... Spain 375,036 5,168,082
NRG Energy, Inc. ................................... United States 41,651 3,757,753
8,925,835
Electrical Equipment 0.6%
Eaton Corp. plc ..................................... United States 53,000 17,589,110
WEG SA .......................................... Brazil 90 769
17,589,879
Entertainment 1.3%
b
NetEase, Inc. ...................................... China 708,800 12,616,519
a
Netflix, Inc. ........................................ United States 25,088 22,361,436
34,977,955
Financial Services 2.4%
a
Berkshire Hathaway, Inc. , B ............................ United States 10,066 4,562,716
Equitable Holdings, Inc. ............................... United States 111,383 5,253,936
Investor AB , B ...................................... Sweden 588,101 15,576,991
Mastercard, Inc. , A .................................. United States 26,943 14,187,376
MGIC Investment Corp. ............................... United States 328,187 7,781,314
a
PayPal Holdings, Inc. ................................ United States 47,470 4,051,564
Visa, Inc. , A ........................................ United States 45,846 14,489,170
65,903,067
Food Products 0.1%
Kellanova ......................................... United States 43,297 3,505,758
Ground Transportation 0.5%
Landstar System, Inc. ................................ United States 18,357 3,154,834
Old Dominion Freight Line, Inc. ......................... United States 52,844 9,321,682
12,476,516
Health Care Equipment & Supplies 2.1%
Abbott Laboratories .................................. United States 154,153 17,436,246
a
IDEXX Laboratories, Inc. .............................. United States 23,390 9,670,362
a
Insulet Corp. ....................................... United States 62,335 16,273,798
Medtronic plc ...................................... United States 138,100 11,031,428
Stryker Corp. ...................................... United States 9,937 3,577,817
57,989,651

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 0.3%
Premier, Inc. , A ..................................... United States 161,696 $ 3,427,955
UnitedHealth Group, Inc. .............................. United States 7,578 3,833,407
7,261,362
Hotels, Restaurants & Leisure 1.7%
Booking Holdings, Inc. ............................... United States 9,396 46,683,274
Household Durables 0.1%
a
NVR, Inc. ......................................... United States 455 3,721,400
Household Products 0.8%
Colgate-Palmolive Co. ............................... United States 78,603 7,145,799
Kimberly-Clark Corp. ................................. United States 25,935 3,398,522
Procter & Gamble Co. (The) ........................... United States 58,388 9,788,748
20,333,069
Industrial Conglomerates 0.9%
Hitachi Ltd. ........................................ Japan 942,400 23,079,432
Insurance 1.3%
Erie Indemnity Co. , A ................................. United States 26,169 10,787,647
iA Financial Corp., Inc. ............................... Canada 124,652 11,561,171
Manulife Financial Corp. .............................. Canada 143,636 4,412,651
NN Group NV ...................................... Netherlands 84,660 3,691,902
Ping An Insurance Group Co. of China Ltd. , H .............. China 973,000 5,710,884
36,164,255
Interactive Media & Services 3.3%
Alphabet, Inc. , A .................................... United States 261,519 49,505,547
a,b,c
Kuaishou Technology , 144A , Reg S ...................... China 1,181,600 6,198,158
Meta Platforms, Inc. , A ............................... United States 50,147 29,361,570
a
Pinterest, Inc. , A .................................... United States 181,803 5,272,287
90,337,562
IT Services 1.3%
Cognizant Technology Solutions Corp. , A .................. United States 43,493 3,344,612
Infosys Ltd. , ADR ................................... India 1,265,604 27,742,039
a
Shopify, Inc. , A ..................................... Canada 36,410 3,875,172
34,961,823
Leisure Products 0.1%
a
Mattel, Inc. ........................................ United States 175,916 3,118,991
Life Sciences Tools & Services 0.3%
a
Mettler-Toledo International, Inc. ........................ United States 5,962 7,295,580
Machinery 0.9%
Atlas Copco AB , B ................................... Sweden 498,831 6,739,710
Caterpillar, Inc. ..................................... United States 39,416 14,298,548
Illinois Tool Works, Inc. ............................... United States 13,625 3,454,755
24,493,013
Metals & Mining 1.8%
Agnico Eagle Mines Ltd. .............................. Canada 39,230 3,069,189
Fortescue Ltd. ...................................... Australia 2,881,861 32,451,377
Reliance, Inc. ...................................... United States 19,628 5,285,035
Steel Dynamics, Inc. ................................. United States 59,001 6,730,244
47,535,845

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Ladder Capital Corp. , A ............................... United States 360,691 $ 4,036,132
Multi-Utilities 0.2%
Atco Ltd. , I ........................................ Canada 126,213 4,177,686
Office REITs 0.1%
Highwoods Properties, Inc. ............................ United States 115,272 3,525,018
Oil, Gas & Consumable Fuels 3.3%
Exxon Mobil Corp. ................................... United States 29,108 3,131,148
Keyera Corp. ...................................... Canada 113,630 3,475,025
Parex Resources, Inc. ................................ Canada 552,062 5,599,544
Pembina Pipeline Corp. ............................... Canada 104,221 3,850,692
Petroleo Brasileiro SA ................................ Brazil 2,504,600 16,135,276
Suncor Energy, Inc. .................................. Canada 520,825 18,590,929
Valero Energy Corp. ................................. United States 35,993 4,412,382
Whitecap Resources, Inc. ............................. Canada 1,945,176 13,802,772
Williams Cos., Inc. (The) .............................. United States 381,335 20,637,850
89,635,618
Personal Care Products 0.5%
a
BellRing Brands, Inc. ................................. United States 58,222 4,386,446
a
Oddity Tech Ltd. , A .................................. Israel 73,762 3,099,479
Unilever plc ........................................ United Kingdom 88,066 5,003,965
12,489,890
Pharmaceuticals 2.6%
Eli Lilly & Co. ...................................... United States 8,559 6,607,548
GSK plc .......................................... United States 446,558 7,532,218
Johnson & Johnson ................................. United States 290,019 41,942,548
Novartis AG ....................................... Switzerland 71,866 6,996,680
Novo Nordisk A/S , B ................................. Denmark 32,336 2,790,009
Shionogi & Co. Ltd. .................................. Japan 279,900 3,925,644
69,794,647
Professional Services 0.8%
Recruit Holdings Co. Ltd. ............................. Japan 311,500 21,651,716
Retail REITs 0.3%
Simon Property Group, Inc. ............................ United States 42,219 7,270,534
Semiconductors & Semiconductor Equipment 6.7%
Applied Materials, Inc. ................................ United States 18,287 2,974,015
Broadcom, Inc. ..................................... United States 59,122 13,706,844
KLA Corp. ......................................... United States 33,633 21,192,826
Lam Research Corp. ................................. United States 37,190 2,686,234
MediaTek, Inc. ..................................... Taiwan 709,000 30,479,723
Novatek Microelectronics Corp. ......................... Taiwan 466,000 7,118,778
NVIDIA Corp. ...................................... United States 567,912 76,264,902
QUALCOMM, Inc. ................................... United States 22,324 3,429,413
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 57,897 11,434,079
Texas Instruments, Inc. ............................... United States 47,786 8,960,353
Tokyo Electron Ltd. .................................. Japan 19,200 2,886,132
181,133,299
Software 4.2%
a
Adobe, Inc. ........................................ United States 15,879 7,061,074
a
Atlassian Corp. , A ................................... United States 22,990 5,595,306
a
Cadence Design Systems, Inc. ......................... United States 11,322 3,401,808
a
Dropbox, Inc. , A .................................... United States 118,904 3,571,876
a
Fair Isaac Corp. .................................... United States 6,588 13,116,247

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
HubSpot, Inc. ...................................... United States 5,408 $ 3,768,132
Microsoft Corp. ..................................... United States 135,616 57,162,144
a
Monday.com Ltd. .................................... United States 17,636 4,152,220
a
ServiceNow, Inc. .................................... United States 7,935 8,412,052
a
Xero Ltd. .......................................... New Zealand 71,627 7,453,723
113,694,582
Specialized REITs 0.3%
National Storage Affiliates Trust ......................... United States 184,796 7,005,616
Specialty Retail 1.7%
a
AutoZone, Inc. ..................................... United States 5,085 16,282,170
Dick's Sporting Goods, Inc. ............................ United States 21,020 4,810,217
Home Depot, Inc. (The) ............................... United States 8,245 3,207,222
Industria de Diseno Textil SA ........................... Spain 67,640 3,464,789
Lowe's Cos., Inc. .................................... United States 13,677 3,375,484
Ross Stores, Inc. ................................... United States 95,893 14,505,734
45,645,616
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc. ........................................ United States 381,840 95,620,373
Textiles, Apparel & Luxury Goods 1.2%
a
Deckers Outdoor Corp. ............................... United States 47,754 9,698,360
a
Lululemon Athletica, Inc. .............................. United States 34,952 13,365,994
Pandora A/S ....................................... Denmark 21,415 3,917,992
Ralph Lauren Corp. , A ................................ United States 19,280 4,453,294
31,435,640
Tobacco 1.2%
Altria Group, Inc. .................................... United States 641,871 33,563,435
Trading Companies & Distributors 0.6%
Fastenal Co. ....................................... United States 48,550 3,491,230
WW Grainger, Inc. ................................... United States 12,558 13,236,760
16,727,990
Wireless Telecommunication Services 0.2%
Vodafone Group plc ................................. United Kingdom 5,939,151 5,066,569
Total Common Stocks (Cost $ 1,436,748,644 ) ..................................
1,699,271,961
Management Investment Companies 4.0%
Capital Markets 4.0%
d
Franklin BSP Private Credit Fund , Class Advisor ............ United States 3,076,841 32,922,201
d
Franklin FTSE India ETF .............................. United States 165,050 6,255,395
d
Franklin High Yield Corporate ETF ...................... United States 205,000 4,893,350
d
Franklin Systematic Style Premia ETF .................... United States 2,225,000 53,199,750
VanEck J.P. Morgan EM Local Currency Bond ETF .......... United States 515,881 11,922,010
109,192,706
Total Management Investment Companies (Cost $ 111,177,322 ) .................
109,192,706

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 0.3%
Banks 0.3%
e
Itausa SA , 3.24% ................................... Brazil 5,120,535 $ 7,315,093
Total Preferred Stocks (Cost $ 10,289,903 ) ....................................
7,315,093
Principal
Amount
*
Corporate Bonds 7.4%
Automobile Components 0.1%
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625%,
10/15/29 ........................................ United States 3,250,000 2,636,023
Banks 1.1%
c
Societe Generale SA , Senior Non-Preferred Note , 144A, 2.625%,
1/22/25 ......................................... France 7,393,000 7,383,048
Sumitomo Mitsui Financial Group, Inc. , Sub. Bond , 2.142%,
9/23/30 ......................................... Japan 5,500,000 4,660,891
c
UniCredit SpA , Senior Preferred Bond , 144A, 3.127% to 6/02/31,
FRN thereafter , 6/03/32 ............................. Italy 9,889,000 8,601,509
f
US Bancorp , Junior Sub. Bond , 3.7% to 1/14/27, FRN thereafter ,
Perpetual ........................................ United States 8,870,000 8,410,955
Westpac Banking Corp. , Sub. Bond , 2.894% to 2/03/25, FRN
thereafter , 2/04/30 ................................. Australia 1,749,000 1,745,262
30,801,665
Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 4%,
4/13/28 ......................................... Belgium 4,654,000 4,570,806
Biotechnology 0.2%
AbbVie, Inc. , Senior Bond , 5.4%, 3/15/54 .................
United States 5,170,000 4,981,164
c
Grifols SA , Senior Note , 144A, 4.75%, 10/15/28 ............ Spain 1,862,000 1,713,121
6,694,285
Broadline Retail 0.2%
b
Alibaba Group Holding Ltd. , Senior Bond , 3.4%, 12/06/27 ..... China 6,300,000 6,080,155
Capital Markets 0.3%
Deutsche Bank AG ,
Senior Non-Preferred Bond , 3.547% to 9/17/30, FRN thereafter ,
9/18/31 ......................................... Germany 5,817,000 5,224,933
Senior Non-Preferred Note , 2.129% to 11/23/25, FRN
thereafter , 11/24/26 ................................ Germany 3,491,000 3,402,526
8,627,459
Chemicals 0.3%
Nutrien Ltd. , Senior Bond , 2.95%, 5/13/30 .................
Canada 9,075,000 8,170,434
Communications Equipment 0.2%
c
CommScope LLC , Senior Secured Note , 144A, 4.75%, 9/01/29 . United States 4,800,000 4,281,225
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4%, 10/29/33 ......................... Ireland 3,956,000 3,371,278
Senior Note , 2.45%, 10/29/26 ........................ Ireland 5,527,000 5,295,036
c ,f
Volkswagen International Finance NV , Senior Bond , Reg S, 3.5%
to 6/16/25, FRN thereafter , Perpetual ................... Germany 3,700,000 EUR 3,816,818
12,483,132
Electric Utilities 0.2%
MidAmerican Energy Co. , Senior Bond , 4.25%, 5/01/46 .......
United States 6,112,000 5,064,195

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services 0.4%
c
Siemens Financieringsmaatschappij NV , Senior Bond , 144A,
2.35%, 10/15/26 ................................... Germany 6,748,000 $ 6,499,178
c
Woodside Finance Ltd. , Senior Bond , 144A, 4.5%, 3/04/29 .... Australia 4,654,000 4,514,394
11,013,572
Food Products 0.4%
c ,g
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75%, 10/01/29 United States 5,090,000 5,300,127
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 3.75%, 12/01/31 ........................ United States 4,800,000 4,273,724
Senior Note , 3%, 5/15/32 ........................... United States 1,310,362 1,093,301
10,667,152
Ground Transportation 0.3%
c
Ashtead Capital, Inc. , Senior Bond , 144A, 5.5%, 8/11/32 ...... United Kingdom 6,981,000 6,905,485
Health Care Providers & Services 0.3%
c
Fresenius Medical Care US Finance III, Inc. , Senior Bond , 144A,
2.375%, 2/16/31 ................................... Germany 10,471,000 8,620,917
Machinery 0.2%
c
Terex Corp. , Senior Note , 144A, 6.25%, 10/15/32 ........... United States 5,176,000 5,079,859
Media 0.4%
Comcast Corp. , Senior Bond , 3.75%, 4/01/40 ..............
United States 6,272,000 5,049,195
Paramount Global , Senior Bond , 4.95%, 1/15/31 ............
United States 5,600,000 5,231,188
10,280,383
Metals & Mining 0.5%
ArcelorMittal SA , Senior Bond , 4.25%, 7/16/29 .............
Luxembourg 6,981,000 6,764,010
c
Glencore Funding LLC , Senior Bond , 144A, 2.5%, 9/01/30 .... Australia 8,144,000 7,064,100
13,828,110
Oil, Gas & Consumable Fuels 0.5%
c
Aker BP ASA , Senior Bond , 144A, 3.1%, 7/15/31 ............ Norway 9,191,000 7,941,929
Canadian Natural Resources Ltd. , Senior Bond , 3.85%, 6/01/27
Canada 6,399,000 6,265,180
14,207,109
Pharmaceuticals 0.7%
AstraZeneca plc , Senior Bond , 4%, 1/17/29 ................
United Kingdom 4,654,000 4,529,855
c
Bayer US Finance II LLC , Senior Note , 144A, 4.25%, 12/15/25 . Germany 8,144,000 8,093,053
Takeda Pharmaceutical Co. Ltd. , Senior Note , 5%, 11/26/28 ...
Japan 6,500,000 6,518,064
19,140,972
Semiconductors & Semiconductor Equipment 0.3%
c
SK Hynix, Inc. , Senior Note , 144A, 1.5%, 1/19/26 ........... South Korea 9,308,000 8,978,977
Wireless Telecommunication Services 0.1%
Vodafone Group plc , Senior Bond , 6.15%, 2/27/37 ...........
United Kingdom 2,680,000 2,821,525
Total Corporate Bonds (Cost $ 201,015,644 ) ...................................
200,953,440
Foreign Government and Agency Securities 13.1%
Asian Development Bank , Senior Note , 4.875%, 5/21/26 ......
Supranational
h
16,478,000 16,589,819
Australia Government Bond ,
c
Reg S, 1%, 11/21/31 ............................... Australia 22,871,000 AUD 11,499,206

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
c
Belgium Government Bond , Senior Bond , 144A, Reg S, 0.35%,
6/22/32 ......................................... Belgium 4,833,114 EUR $ 4,194,107
i
Brazil Notas do Tesouro Nacional , Index Linked, 6%, 8/15/26 .. Brazil 35,098,140 BRL 5,539,128
c
Bundesrepublik Deutschland ,
Reg S, 8/15/30 .................................... Germany 16,633,000 EUR 15,344,872
Reg S, 2.3%, 2/15/33 ............................... Germany 64,657,492 EUR 67,135,032
Reg S, 1%, 5/15/38 ................................ Germany 16,545,000 EUR 14,178,016
Canada Government Bond ,
3.25%, 9/01/28 ................................... Canada 20,600,000 CAD 14,491,440
2.5%, 12/01/32 ................................... Canada 27,072,000 CAD 17,976,622
2.75%, 6/01/33 ................................... Canada 19,081,000 CAD 12,867,346
China Government Bond ,
2.5%, 7/25/27 .................................... China 121,580,000 CNY 17,213,355
2.44%, 10/15/27 ................................... China 47,210,000 CNY 6,690,251
Ecopetrol SA , Senior Bond , 4.625%, 11/02/31 ..............
Colombia 1,920,000 1,593,754
c
Export-Import Bank of Korea , Senior Note , Reg S, 7.15%, 4/18/25 South Korea 306,100,000 INR 3,564,541
c
Finland Government Bond ,
Senior Bond , 144A, Reg S, 0.125%, 9/15/31 ............. Finland 2,437,000 EUR 2,148,807
Senior Bond , 144A, Reg S, 0.5%, 4/15/43 ............... Finland 2,085,000 EUR 1,402,436
c
France Government Bond ,
144A, Reg S, 2.75%, 2/25/30 ......................... France 4,770,335 EUR 4,950,251
144A, Reg S, 1.5%, 5/25/31 .......................... France 4,728,295 EUR 4,526,845
144A, Reg S, 11/25/31 .............................. France 5,786,000 EUR 4,934,314
144A, Reg S, 2%, 11/25/32 .......................... France 15,124,000 EUR 14,571,862
International Bank for Reconstruction & Development , Senior
Note , 6%, 1/16/25 ................................. Supranational
h
275,200,000 INR 3,217,179
Japan Government Bond , 0.5%, 6/20/29 ..................
Japan 2,802,000,000 17,639,847
Mexican Bonos Desarr Fixed Rate , M , 7.5%, 5/26/33 .........
Mexico 143,100,000 MXN 5,805,258
c
Netherlands Government Bond , 144A, Reg S, 3.25%, 1/15/44 .. Netherlands 2,432,271 EUR 2,709,154
Petroleos Mexicanos , Senior Note , 6.5%, 3/13/27 ...........
Mexico 5,236,000 5,066,292
c
Portugal Obrigacoes do Tesouro , Senior Bond , 144A, Reg S,
2.875%, 7/21/26 ................................... Portugal 6,298,945 EUR 6,601,061
Spain Bonos Y Oblig del Estado ,
c
Senior Bond , 144A, Reg S, 2.7%, 10/31/48 .............. Spain 2,008,000 EUR 1,793,959
Senior Note , 2.5%, 5/31/27 .......................... Spain 3,087,000 EUR 3,210,075
Senior Note , 3.5%, 5/31/29 .......................... Spain 4,964,000 EUR 5,351,954
c
United Kingdom Gilt ,
Reg S, 4.125%, 1/29/27 ............................. United Kingdom 22,840,000 GBP 28,445,682
Reg S, 4.625%, 1/31/34 ............................. United Kingdom 15,140,000 GBP 19,044,782
Reg S, 4.5%, 12/07/42 .............................. United Kingdom 13,370,859 GBP 15,752,785
Total Foreign Government and Agency Securities (Cost $ 373,135,765 ) ..........
356,050,032
U.S. Government and Agency Securities 6.0%
U.S. Treasury Bonds , 4.125%, 8/15/44 ...................
United States 41,075,400 37,184,832
U.S. Treasury Notes ,
0.375%, 4/30/25 ................................... United States 17,060,000 16,844,790
4%, 1/31/29 ...................................... United States 47,020,000 46,386,937
3.5%, 9/30/29 .................................... United States 11,100,000 10,687,288
2.75%, 8/15/32 ................................... United States 35,905,500 31,853,266
3.875%, 8/15/34 ................................... United States 19,088,500 18,054,872
Total U.S. Government and Agency Securities (Cost $ 164,838,154 ) ..............
161,011,985
Mortgage-Backed Securities 2.3%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.9%
FHLMC Pool, 30 Year , 5%, 7/01/53 ...................... United States 5,322,930 5,145,546
FHLMC Pool, 30 Year , 5%, 9/01/53 ...................... United States 18,011,288 17,414,331

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 30 Year , 6%, 3/01/54 ...................... United States 2,309,377 $ 2,321,672
24,881,549
Federal National Mortgage Association (FNMA) Fixed Rate 0.7%
FNMA, 30 Year , 2%, 4/01/52 ........................... United States 3,260,792 2,545,001
FNMA, 30 Year , 2.5%, 12/01/51 ......................... United States 4,673,508 3,822,469
FNMA, 30 Year , 3%, 4/01/52 ........................... United States 4,400,483 3,743,880
FNMA, 30 Year , 5.5%, 3/01/54 ......................... United States 7,441,583 7,348,951
17,460,301
Government National Mortgage Association (GNMA) Fixed Rate 0.7%
GNMA II, Single-family, 30 Year , 5%, 10/20/54 .............. United States 19,921,648 19,344,764
Total Mortgage-Backed Securities (Cost $ 62,617,738 ) ..........................
61,686,614
Total Long Term Investments (Cost $ 2,359,823,170 ) ...........................
2,595,481,831
a
Short Term Investments 3.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 2.5%
j
Canada Treasury Bills , 3.06%, 5/22/25 ................... Canada 98,083,000 CAD 67,419,994
Total Foreign Government and Agency Securities (Cost $ 67,445,843 ) ............
67,419,994
Shares
Money Market Funds 0.9%
d,k
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .. United States 25,651,499 25,651,499
Total Money Market Funds (Cost $ 25,651,499 ) ................................
25,651,499
Total Short Term Investments (Cost $ 93,097,342 ) ..............................
93,071,493
a
Total Investments (Cost $ 2,452,920,512 ) 99.2% ................................
$2,688,553,324
Other Assets, less Liabilities 0.8% ...........................................
21,997,413
Net Assets 100.0% .........................................................
$2,710,550,737
a a a

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
Forward Exchange Contracts
Currency
Counter-
party
a
Type
Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a
a
a
a
a
a
a
a
OTC Forward Exchange Contracts
British Pound ......
JPHQ
Sell
50,952,000
65,986,515
1/23/25
$ 2,210,910
$ —
Canadian Dollar ....
BZWS
Sell
159,148,000
112,569,969
1/23/25
1,781,003
(10,567)
Chinese Yuan ......
BZWS
Sell
168,574,000
23,749,507
1/23/25
772,070
—
Euro .............
BZWS
Sell
152,661,000
164,562,452
1/23/25
6,299,264
—
Total Forward Exchange Contracts ...................................................
$11,063,247
$(10,567)
Net unrealized appreciation (depreciation) ............................................
$11,052,680
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
At December 31, 2024, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
See Note  7  regarding other derivative information.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At December 31, 2024, the aggregate value of these securities was
$36,402,870, representing 1.3% of net assets.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the aggregate value of these securities was $326,425,633, representing 12.0% of net assets.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
Variable rate security. The rate shown represents the yield at period end.
f
Perpetual security with no stated maturity date.
g
Income may be received in additional securities and/or cash.
h
A supranational organization is an entity formed by two or more central governments through international treaties.
i
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(e).
j
The rate shown represents the yield at period end.
k
The rate shown is the annualized seven-day effective yield at period end.
See Abbreviations on page 33 .

Franklin Fund Allocator Series
Financial Statements
Statement of Assets and Liabilities
December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
Franklin Global
Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,333,006,036
Cost - Controlled affiliates (Note 3 f ) ............................................................ 32,000,000
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 87,914,476
Value - Unaffiliated issuers .................................................................. $2,565,631,129
Value - Controlled affiliates (Note 3 f ) ........................................................... 32,922,201
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 89,999,994
Cash .................................................................................... 967,262
Receivables:
Capital shares sold ........................................................................ 665,553
Dividends and interest ..................................................................... 13,294,710
European Union tax reclaims (Note 1 d ) ......................................................... 484,636
Unrealized appreciation on OTC forward exchange contracts .......................................... 11,063,247
Total assets .......................................................................... 2,715,028,732
Liabilities:
Payables:
Capital shares redeemed ................................................................... 1,357,669
Management fees ......................................................................... 1,142,929
Distribution fees .......................................................................... 601,220
Transfer agent fees ........................................................................ 642,863
Trustees' fees and expenses ................................................................. 866
Distributions to shareholders ................................................................. 448,584
Unrealized depreciation on OTC forward exchange contracts .......................................... 10,567
Accrued expenses and other liabilities ........................................................... 273,297
Total liabilities ......................................................................... 4,477,995
Net assets, at value ................................................................. $2,710,550,737
Net assets consist of:
Paid-in capital ............................................................................. $2,422,121,627
Total distributable earnings (losses) ............................................................. 288,429,110
Net assets, at value ................................................................. $2,710,550,737

Franklin Fund Allocator Series
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
Franklin Global
Allocation Fund
Class A:
Net assets, at value ....................................................................... $2,520,588,459
Shares outstanding ........................................................................ 161,177,914
Net asset value per share
a ,b
.................................................................. $15.64
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
................................ $16.55
Class C:
Net assets, at value ....................................................................... $62,592,127
Shares outstanding ........................................................................ 4,042,938
Net asset value and maximum offering price per share
a ,b
............................................ $15.48
Class R:
Net assets, at value ....................................................................... $4,670,761
Shares outstanding ........................................................................ 297,811
Net asset value and maximum offering price per share
b
............................................. $15.68
Class R6:
Net assets, at value ....................................................................... $5,342,972
Shares outstanding ........................................................................ 330,476
Net asset value and maximum offering price per share
b
............................................. $16.17
Advisor Class:
Net assets, at value ....................................................................... $117,356,418
Shares outstanding ........................................................................ 7,439,363
Net asset value and maximum offering price per share
b
............................................. $15.78
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statement of Operations
for the year ended December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
Franklin Global
Allocation Fund
Investment income:
Dividends: (net of foreign taxes of $2,158,353)
Unaffiliated issuers ........................................................................ $29,155,562
Controlled affiliates (Note 3 f ) ................................................................. 1,806,681
Non-controlled affiliates (Note 3 f ) ............................................................. 6,274,533
Interest:
Unaffiliated issuers ........................................................................ 28,544,549
Other income (Note 1 d ) ...................................................................... 496,589
Total investment income ................................................................... 66,277,914
Expenses:
Management fees (Note 3 a ) ................................................................... 15,917,535
Distribution fees: (Note 3c )
Class A ................................................................................ 6,373,041
Class C ................................................................................ 676,343
Class R ................................................................................ 22,456
Transfer agent fees: (Note 3e )
Class A ................................................................................ 2,364,841
Class C ................................................................................ 62,863
Class R ................................................................................ 4,160
Class R6 ............................................................................... 2,764
Advisor Class ............................................................................ 105,483
Custodian fees ............................................................................ 41,701
Reports to shareholders fees .................................................................. 204,887
Registration and filing fees .................................................................... 117,013
Professional fees ........................................................................... 135,164
Trustees' fees and expenses .................................................................. 28,405
Other .................................................................................... 91,634
Total expenses ......................................................................... 26,148,290
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (512,558)
Net expenses ......................................................................... 25,635,732
Net investment income ................................................................ 40,642,182
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 75,803,243
Non-controlled affiliates (Note 3 f ) ............................................................ 73,589
Written options ........................................................................... 588,310
Foreign currency transactions ................................................................ 302,628
Forward exchange contracts ................................................................. 885,531
Capital gain distributions from management investment companies:
Controlled affiliates (Note 3 f ) ............................................................... 462,203
Net realized gain (loss) .................................................................. 78,115,504
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 185,928,366
Controlled affiliates (Note 3 f ) ............................................................... 922,201
Non-controlled affiliates (Note 3 f ) ............................................................ 4,293,524
Translation of other assets and liabilities denominated in foreign currencies .............................. (390,465)
Forward exchange contracts ................................................................. 21,122,132
Net change in unrealized appreciation (depreciation) ............................................ 211,875,758
Net realized and unrealized gain (loss) ............................................................ 289,991,262
Net increase (decrease) in net assets resulting from operations .......................................... $330,633,444

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
Franklin Global Allocation Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $40,642,182 $45,397,693
Net realized gain (loss) ................................................. 78,115,504 7,670,157
Net change in unrealized appreciation (depreciation) ........................... 211,875,758 264,083,729
Net increase (decrease) in net assets resulting from operations ................ 330,633,444 317,151,579
Distributions to shareholders:
Class A ............................................................. (28,202,493) (41,927,115)
Class C ............................................................. (272,883) (706,351)
Class R ............................................................. (39,408) (60,410)
Class R6 ............................................................ (68,814) (51,289)
Advisor Class ........................................................ (1,550,886) (1,992,170)
Total distributions to shareholders .......................................... (30,134,484) (44,737,335)
Capital share transactions: (Note 2 )
Class A ............................................................. (238,597,409) (191,103,192)
Class C ............................................................. (16,762,298) (20,274,572)
Class R ............................................................. (25,879) (100,474)
Class R6 ............................................................ 837,322 2,635,578
Advisor Class ........................................................ 1,754,246 (6,052,941)
Total capital share transactions ............................................ (252,794,018) (214,895,601)
Net increase (decrease) in net assets ................................... 47,704,942 57,518,643
Net assets:
Beginning of year ....................................................... 2,662,845,795 2,605,327,152
End of year ........................................................... $2,710,550,737 $2,662,845,795

Franklin Fund Allocator Series
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Notes to Financial Statements
Franklin Global Allocation Fund
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series  (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of eighteen separate funds. The Trust follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Franklin
Global Allocation Fund (Fund) is included in this report.
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant

Franklin Fund Allocator Series
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Franklin Global Allocation Fund
(continued)
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
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Franklin Global Allocation Fund
(continued)
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2024, the Fund had no
OTC derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund purchased or wrote exchange traded option
contracts primarily to manage and/or gain exposure to equity price/equity volatility risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as
an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss. Option
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
See Note 7 regarding other derivative information.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
24
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Franklin Global Allocation Fund
(continued)
estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from  securities where the dividend rate is not available. In such cases, the dividend is recorded as  soon as the information is received by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
25
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Annual Report
Franklin Global Allocation Fund
(continued)
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 5,129,352 $77,516,994 11,612,764 $152,377,805
Shares issued in reinvestment of distributions .......... 1,753,339 26,983,547 2,964,468 40,136,085
Shares redeemed ............................... (22,724,662) (343,097,950) (29,125,920) (383,617,082)
Net increase (decrease) .......................... (15,841,971) $(238,597,409) (14,548,688) $(191,103,192)
Class C Shares:
Shares sold ................................... 478,418 $7,140,642 1,327,495 $17,205,473
Shares issued in reinvestment of distributions .......... 17,960 271,007 52,579 700,891
Shares redeemed
a
.............................. (1,627,582) (24,173,947) (2,935,306) (38,180,936)
Net increase (decrease) .......................... (1,131,204) $(16,762,298) (1,555,232) $(20,274,572)
Class R Shares:
Shares sold ................................... 7,605 $115,593 62,918 $837,022
Shares issued in reinvestment of distributions .......... 2,547 39,261 4,435 60,187
Shares redeemed ............................... (12,235) (180,733) (75,997) (997,683)
Net increase (decrease) .......................... (2,083) $(25,879) (8,644) $(100,474)
Class R6 Shares:
Shares sold ................................... 148,967 $2,325,107 299,239 $4,056,936
Shares issued in reinvestment of distributions .......... 4,165 66,427 3,403 48,083
Shares redeemed ............................... (100,306) (1,554,212) (108,425) (1,469,441)
Net increase (decrease) .......................... 52,826 $837,322 194,217 $2,635,578
Advisor Class Shares:
Shares sold ................................... 1,642,517 $24,850,693 1,444,396 $19,165,754
Shares issued in reinvestment of distributions .......... 92,599 1,440,046 133,802 1,828,113
Shares redeemed ............................... (1,613,172) (24,536,493) (2,038,831) (27,046,808)
Net increase (decrease) .......................... 121,944 $1,754,246 (460,633) $(6,052,941)
1. Organization and Significant Accounting Policies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
26
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Annual Report
Franklin Global Allocation Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, directors, and/or trustees of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2024, the gross effective investment management fee rate was 0.581% of the Fund’s average daily net assets.
Effective June 3, 2024, under a subadvisory agreement, FTIC, an affiliate of Advisers, provides subadvisory services to the
Fund. The subadvisory fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Corp. (FTIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.600% Up to and including $1 billion
0.570% Over $1 billion, up to and including $5 billion
0.550% In excess of $5 billion
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
27
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Franklin Global Allocation Fund
(continued)
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended December 31, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$800,235 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2024, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $72,198
CDSC retained .............................................................................. $6,452
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Global Allocation Fund
Controlled Affiliates
Dividends
Franklin BSP Private Credit
Fund, Class Advisor ........ $ — $ 32,000,000 $ — $ — $ 922,201 $ 32,922,201 3,076,841 $ 2,268,884
a
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
28
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Franklin Global Allocation Fund
(continued)
g. Waiver and Expense Reimbursements
Effective May 1, 2024, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.70% based on the average net assets of each class until April 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Prior to May 1, 2024, expenses (excluding certain fees and expenses as previously disclosed) and acquired fund fees and expenses for each class of the Fund were limited to 0.73% based on the average net assets of each class.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until April 30, 2025.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains. During the year ended December 31, 2024, the Fund utilized $40,982,229 of capital loss carryforwards.
The tax character of distributions paid during the years ended December 31, 2024 and 2023, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Global Allocation Fund (continued)
Non-Controlled Affiliates
Dividends
Franklin FTSE India ETF ..... $ — $ 6,789,332 $ — $ — $ (533,937) $ 6,255,395 165,050 $ 40,232
Franklin High Yield Corporate
ETF ................... — 5,010,200 — — (116,850) 4,893,350 205,000 107,133
Franklin Senior Loan ETF .... 5,100,900 — (5,090,300) 73,589 (84,189) — 280,056
Franklin Systematic Style Premia
ETF ................... 48,171,250 — — — 5,028,500 53,199,750 2,225,000 629,757
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% 73,636,327 537,057,104 (585,041,932) — — 25,651,499 25,651,499 5,217,355
Total Non-Controlled Affiliates $126,908,477 $ 548,856,636 $ (590,132,232) $ 73,589 $ 4,293,524 $89,999,994 $ 6,274,533
Total Affiliated Securities ... $126,908,477 $580,856,636 $(590,132,232) $73,589 $5,215,725 $122,922,195 $8,543,417
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations.
2024 2023
Distributions paid from:
Ordinary income .......................................................... $30,134,484 $44,737,335
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
29
franklintempleton.com
Annual Report
Franklin Global Allocation Fund
(continued)
At December 31, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, passive foreign investment company shares, bond discounts and premiums and regulated investment companies.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2024, aggregated
$1,555,434,187 and $1,827,126,509, respectively.
6. Concentration of Risk
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
Cost of investments .......................................................................... $2,472,243,487
Unrealized appreciation ........................................................................ $334,166,655
Unrealized depreciation ........................................................................ (106,804,138)
Net unrealized appreciation (depreciation) .......................................................... $227,362,517
Distributable earnings:
Undistributed ordinary income ................................................................... $60,482,987
Undistributed long term capital gains .............................................................. 832,161
Total distributable earnings ..................................................................... $61,315,148
4. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
30
franklintempleton.com
Annual Report
Franklin Global Allocation Fund
(continued)
7. Other Derivative Information
At December 31, 2024, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2024, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2024, the average month end notional amount of options represented $15,200,000. The average month end contract value of forward exchange contracts was $293,656,636.
See Note 1(c) regarding derivative financial instruments.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 31, 2025, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 30, 2026, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Global Allocation Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 11,063,247 Unrealized depreciation on OTC
forward exchange contracts
$ 10,567
Total .................... $11,063,247 $10,567
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Global Allocation Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $885,531 Forward exchange contracts $21,122,132
Equity contracts ..............
Investments (1,303,216)
a
Investments —
Written options 588,310 Written options —
Total ....................... $170,625 $21,122,132
a
Purchased option contracts are included in net realized gain (loss) from investments in the Statement of Operations.

Franklin Fund Allocator Series
Notes to Financial Statements
31
franklintempleton.com
Annual Report
Franklin Global Allocation Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2024, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2024, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 7,780,237 $ 3,177,767 $ — $ 10,958,004
Air Freight & Logistics ................... 4,825,584 — — 4,825,584
Automobiles .......................... 30,087,943 — — 30,087,943
Banks ............................... 22,784,560 75,585,281 — 98,369,841
Biotechnology ......................... 50,782,481 — — 50,782,481
Broadline Retail ....................... 61,197,952 — — 61,197,952
Building Products ...................... — 4,483,872 — 4,483,872
Capital Markets ........................ 12,708,058 18,015,124 — 30,723,182
Chemicals ........................... 6,405,267 4,213,142 — 10,618,409
Commercial Services & Supplies ........... 6,484,388 — — 6,484,388
Communications Equipment .............. 29,190,678 — — 29,190,678
Construction Materials .................. 5,162,616 9,026,276 — 14,188,892
Consumer Staples Distribution & Retail ...... 41,355,362 6,073,201 — 47,428,563
Diversified Telecommunication Services ..... — 11,103,544 — 11,103,544
Electric Utilities ........................ 3,757,753 5,168,082 — 8,925,835
Electrical Equipment .................... 17,589,879 — — 17,589,879
Entertainment ......................... 22,361,436 12,616,519 — 34,977,955
Financial Services ...................... 50,326,076 15,576,991 — 65,903,067
Food Products ........................ 3,505,758 — — 3,505,758
Ground Transportation .................. 12,476,516 — — 12,476,516
Health Care Equipment & Supplies ......... 57,989,651 — — 57,989,651
Health Care Providers & Services .......... 7,261,362 — — 7,261,362
Hotels, Restaurants & Leisure ............. 46,683,274 — — 46,683,274
Household Durables .................... 3,721,400 — — 3,721,400
Household Products .................... 20,333,069 — — 20,333,069
Industrial Conglomerates ................ — 23,079,432 — 23,079,432
8. Credit Facility
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
32
franklintempleton.com
Annual Report
Franklin Global Allocation Fund
(continued)
10. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the
Fund’s financial position or results of operations.
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Insurance ............................ $ 26,761,469 $ 9,402,786 $ — $ 36,164,255
Interactive Media & Services .............. 84,139,404 6,198,158 — 90,337,562
IT Services ........................... 34,961,823 — — 34,961,823
Leisure Products ....................... 3,118,991 — — 3,118,991
Life Sciences Tools & Services ............ 7,295,580 — — 7,295,580
Machinery ............................ 17,753,303 6,739,710 — 24,493,013
Metals & Mining ....................... 15,084,468 32,451,377 — 47,535,845
Mortgage Real Estate Investment Trusts
(REITs) ............................ 4,036,132 — — 4,036,132
Multi-Utilities .......................... 4,177,686 — — 4,177,686
Office REITs .......................... 3,525,018 — — 3,525,018
Oil, Gas & Consumable Fuels ............. 73,500,342 16,135,276 — 89,635,618
Personal Care Products ................. 7,485,925 5,003,965 — 12,489,890
Pharmaceuticals ....................... 48,550,096 21,244,551 — 69,794,647
Professional Services ................... — 21,651,716 — 21,651,716
Retail REITs .......................... 7,270,534 — — 7,270,534
Semiconductors & Semiconductor Equipment . 140,648,666 40,484,633 — 181,133,299
Software ............................. 106,240,859 7,453,723 — 113,694,582
Specialized REITs ...................... 7,005,616 — — 7,005,616
Specialty Retail ........................ 42,180,827 3,464,789 — 45,645,616
Technology Hardware, Storage & Peripherals . 95,620,373 — — 95,620,373
Textiles, Apparel & Luxury Goods .......... 27,517,648 3,917,992 — 31,435,640
Tobacco ............................. 33,563,435 — — 33,563,435
Trading Companies & Distributors .......... 16,727,990 — — 16,727,990
Wireless Telecommunication Services ....... — 5,066,569 — 5,066,569
Management Investment Companies ......... 109,192,706 — — 109,192,706
Preferred Stocks ......................... — 7,315,093 — 7,315,093
Corporate Bonds ........................ — 200,953,440 — 200,953,440
Foreign Government and Agency Securities .... — 356,050,032 — 356,050,032
U.S. Government and Agency Securities ....... — 161,011,985 — 161,011,985
Mortgage-Backed Securities ................ — 61,686,614 — 61,686,614
Short Term Investments ................... 25,651,499 67,419,994 — 93,071,493
Total Investments in Securities ........... $1,466,781,690 $1,221,771,634
a
$— $2,688,553,324
Other Financial Instruments:
Forward Exchange Contracts ............... $— $11,063,247 $— $11,063,247
Total Other Financial Instruments ......... $— $11,063,247 $— $11,063,247
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $10,567 $— $10,567
Total Other Financial Instruments ......... $— $10,567 $— $10,567
a
Includes foreign securities valued at $374,649,569, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
33
franklintempleton.com
Annual Report
Franklin Global Allocation Fund
(continued)
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BZWS
Barclays Bank plc
JPHQ
JPMorgan Chase Bank NA
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
CNY
Chinese Yuan
EUR
Euro
GBP
British Pound
INR
Indian Rupee
MXN
Mexican Peso
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
10. Operating Segments
(continued)

Franklin Fund Allocator Series
Report of Independent Registered Public Accounting Firm
34
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Global Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Global Allocation Fund (one of the funds constituting Franklin Fund Allocator Series, referred to hereafter as the "Fund")
as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended
December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agents and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Fund Allocator Series
Tax Information (unaudited)
35
franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obiligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2024:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $10,480,716
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $24,094,595
Section 163(j) Interest Earned §163(j) $19,931,374
Interest Earned from Federal Obligations Note (1) $9,027,071
Amount Reported
Foreign Taxes Paid $2,009,833
Foreign Source Income Earned $16,764,514

Franklin Fund Allocator Series
36
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4468-AFSOI 02/25
© 2025 Franklin Templeton. All rights reserved.

Franklin Fund
Allocator Series
Financial Statements and Other Important Information
Annual | December 31, 2024
Franklin LifeSmart
TM
Retirement Income Fund
Franklin LifeSmart
TM
2020 Retirement Target Fund
Franklin LifeSmart
TM
2025 Retirement Target Fund
Franklin LifeSmart
TM
2030 Retirement Target Fund
Franklin LifeSmart
TM
2035 Retirement Target Fund
Franklin LifeSmart
TM
2040 Retirement Target Fund
Franklin LifeSmart
TM
2045 Retirement Target Fund
Franklin LifeSmart
TM
2050 Retirement Target Fund
Franklin LifeSmart
TM
2055 Retirement Target Fund
Franklin LifeSmart
TM
2060 Retirement Target Fund

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedules of Investments 2
Financial Statements 70
Notes to Financial Statements 84
Report of Independent Registered Public Accounting Firm 114
Tax Information 116
Changes In and Disagreements with Accountants 118
Results of Meeting(s) of Shareholders 118
Remuneration Paid to Directors, Officers and Others 118
Board Approval of Management and Subadvisory Agreements 118

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.15 $9.59 $11.50 $11.62 $11.15
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.52 0.52 0.53 0.36 0.39
Net realized and unrealized gains (losses) ........... 0.31 0.57 (1.88) 0.25 0.52
Total from investment operations .................... 0.83 1.09 (1.35) 0.61 0.91
Less distributions from:
Net investment income .......................... (0.53) (0.53) (0.47) (0.43) (0.44)
Net realized gains ............................. — — (0.09) (0.30) —
Total distributions ............................... (0.53) (0.53) (0.56) (0.73) (0.44)
Net asset value, end of year ....................... $10.45 $10.15 $9.59 $11.50 $11.62
Total return
d
................................... 8.32% 11.61% (11.83)% 5.41% 8.40%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.99% 0.94% 0.98% 0.95% 0.94%
Expenses net of waiver and payments by affiliates
e
...... 0.30% 0.30%
f
0.30%
f
0.30%
f
0.30%
f
Net investment income
c
........................... 4.97% 5.32% 5.20% 3.05% 3.56%
Supplemental data
Net assets, end of year (000’s) ..................... $37,045 $38,172 $36,999 $46,058 $40,343
Portfolio turnover rate ............................ 38.32% 26.44% 35.25% 121.26% 51.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.45% for the year ended December 31, 2024.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.03 $9.48 $11.36 $11.48 $11.01
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.43 0.44 0.44 0.25 0.30
Net realized and unrealized gains (losses) ........... 0.31 0.56 (1.86) 0.27 0.52
Total from investment operations .................... 0.74 1.00 (1.42) 0.52 0.82
Less distributions from:
Net investment income .......................... (0.45) (0.45) (0.37) (0.34) (0.35)
Net realized gains ............................. — — (0.09) (0.30) —
Total distributions ............................... (0.45) (0.45) (0.46) (0.64) (0.35)
Net asset value, end of year ....................... $10.32 $10.03 $9.48 $11.36 $11.48
Total return
d
................................... 7.48% 10.88% (12.53)% 4.56% 7.62%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.74% 1.69% 1.73% 1.70% 1.69%
Expenses net of waiver and payments by affiliates
e
...... 1.05% 1.05%
f
1.05%
f
1.05%
f
1.05%
f
Net investment income
c
........................... 4.21% 4.52% 4.29% 2.20% 2.80%
Supplemental data
Net assets, end of year (000’s) ..................... $2,928 $3,415 $4,145 $6,803 $9,355
Portfolio turnover rate ............................ 38.32% 26.44% 35.25% 121.26% 51.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.45% for the year ended December 31, 2024.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.12 $9.56 $11.47 $11.59 $11.11
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.49 0.50 0.50 0.33 0.37
Net realized and unrealized gains (losses) ........... 0.32 0.56 (1.88) 0.26 0.52
Total from investment operations .................... 0.81 1.06 (1.38) 0.59 0.89
Less distributions from:
Net investment income .......................... (0.51) (0.50) (0.44) (0.41) (0.41)
Net realized gains ............................. — — (0.09) (0.30) —
Total distributions ............................... (0.51) (0.50) (0.53) (0.71) (0.41)
Net asset value, end of year ....................... $10.42 $10.12 $9.56 $11.47 $11.59
Total return .................................... 7.97% 11.36% (12.03)% 5.15% 8.22%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.25% 1.19% 1.23% 1.19% 1.11%
Expenses net of waiver and payments by affiliates
d
...... 0.55% 0.55%
e
0.55%
e
0.54%
e
0.47%
e
Net investment income
c
........................... 4.69% 5.06% 4.96% 2.80% 3.39%
Supplemental data
Net assets, end of year (000’s) ..................... $1,444 $1,643 $1,748 $2,197 $2,108
Portfolio turnover rate ............................ 38.32% 26.44% 35.25% 121.26% 51.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.45% for the year ended December 31, 2024.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.21 $9.64 $11.55 $11.67 $11.20
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.55 0.56 0.55 0.34 0.43
Net realized and unrealized gains (losses) ........... 0.32 0.57 (1.87) 0.31 0.52
Total from investment operations .................... 0.87 1.13 (1.32) 0.65 0.95
Less distributions from:
Net investment income .......................... (0.57) (0.56) (0.50) (0.47) (0.48)
Net realized gains ............................. — — (0.09) (0.30) —
Total distributions ............................... (0.57) (0.56) (0.59) (0.77) (0.48)
Net asset value, end of year ....................... $10.51 $10.21 $9.64 $11.55 $11.67
Total return .................................... 8.73% 12.00% (11.56)% 5.63% 8.81%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.82% 0.63% 0.64% 0.57% 0.58%
Expenses net of waiver and payments by affiliates
d
...... —% —%
e
—%
e
—%
e
—%
e
Net investment income
c
........................... 5.27% 5.65% 5.43% 2.88% 3.84%
Supplemental data
Net assets, end of year (000’s) ..................... $103 $104 $67 $56 $4,092
Portfolio turnover rate ............................ 38.32% 26.44% 35.25% 121.26% 51.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.45% for the year ended December 31, 2024.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.19 $9.63 $11.55 $11.66 $11.19
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.54 0.56 0.56 0.39 0.42
Net realized and unrealized gains (losses) ........... 0.33 0.55 (1.89) 0.26 0.52
Total from investment operations .................... 0.87 1.11 (1.33) 0.65 0.94
Less distributions from:
Net investment income .......................... (0.56) (0.55) (0.50) (0.46) (0.47)
Net realized gains ............................. — — (0.09) (0.30) —
Total distributions ............................... (0.56) (0.55) (0.59) (0.76) (0.47)
Net asset value, end of year ....................... $10.50 $10.19 $9.63 $11.55 $11.66
Total return .................................... 8.57% 11.96% (11.62)% 5.58% 8.75%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.74% 0.67% 0.73% 0.70% 0.69%
Expenses net of waiver and payments by affiliates
d
...... 0.05% 0.05%
e
0.05%
e
0.05%
e
0.05%
e
Net investment income
c
........................... 5.20% 5.67% 5.45% 3.34% 3.83%
Supplemental data
Net assets, end of year (000’s) ..................... $3,331 $3,638 $2,414 $2,837 $2,021
Portfolio turnover rate ............................ 38.32% 26.44% 35.25% 121.26% 51.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.45% for the year ended December 31, 2024.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2024
Franklin LifeSmart™ Retirement Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
92.4%
Domestic Equity 28.8%
a
ClearBridge Tactical Dividend Income Fund , Class IS ........................ 198,314 $ 4,967,756
a
Franklin U.S. Core Equity (IU) Fund ..................................... 55,535 958,533
JPMorgan Equity Premium Income ETF .................................. 83,375 4,796,564
JPMorgan Nasdaq Equity Premium Income ETF ............................ 38,350 2,162,173
12,885,026
Domestic Fixed Income 30.6%
a
Franklin Investment Grade Corporate ETF ................................. 163,854 3,455,370
a
Franklin U.S. Core Bond ETF .......................................... 299,544 6,317,383
a
Franklin U.S. Government Securities Fund , Class R6 ........................ 787,630 3,953,901
13,726,654
Foreign Equity 5.4%
a
Franklin International Core Dividend Tilt Index ETF .......................... 40,900 1,227,409
a
Templeton Developing Markets Trust , Class R6 ............................. 22,500 418,046
a
Templeton Foreign Fund , Class R6 ...................................... 108,565 810,980
2,456,435
Foreign Fixed Income 27.6%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 246,671 2,022,702
a
BrandywineGLOBAL High Yield Fund , Class IS ............................. 811,321 8,372,835
a
Franklin High Yield Corporate ETF ...................................... 82,355 1,965,814
12,361,351
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 41,525,578 ) ................................................................
41,429,466
Units
a a a a
b
Index-Linked Notes 5.2%
Capital Markets 5.2%
c,d
UBS AG into S&P 500 Index , Senior Note , 5.69% , 5/07/27 ..................... 1,999 2,335,071
Total Index-Linked Notes (Cost $ 2,099,710 ) .....................................
2,335,071
Total Long Term Investments (Cost $ 43,625,288 ) ................................
43,764,537
a
a a a a
Short Term Investments 2.4%
Shares
a
Money Market Funds 2.4%
a,e
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .................. 1,066,597 1,066,597
Total Money Market Funds (Cost $ 1,066,597 ) ...................................
1,066,597
Total Short Term Investments (Cost $ 1,066,597 ) .................................
1,066,597
a
Total Investments (Cost $ 44,691,885 ) 100.0% ...................................
$44,831,134
Other Assets, less Liabilities 0.0%
†
............................................
18,971
Net Assets 100.0% ...........................................................
$44,850,105
See Abbreviations on page 113 .

Franklin Fund Allocator Series
Schedule of Investments
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
See Note 1(c) regarding index-linked notes.
c
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
d
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.59 $10.58 $13.00 $12.99 $12.17
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.31 0.27 0.25 0.22 0.19
Net realized and unrealized gains (losses) ........... 0.61 1.03 (2.27) 1.02 0.89
Total from investment operations .................... 0.92 1.30 (2.02) 1.24 1.08
Less distributions from:
Net investment income .......................... (0.35) (0.29) (0.16) (0.34) (0.26)
Net realized gains ............................. — — (0.24) (0.89) —
Total distributions ............................... (0.35) (0.29) (0.40) (1.23) (0.26)
Net asset value, end of year ....................... $12.16 $11.59 $10.58 $13.00 $12.99
Total return
d
................................... 8.00% 12.47% (15.58)% 9.62% 9.06%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.20% 0.99% 0.98% 0.98% 0.98%
Expenses net of waiver and payments by affiliates
e
...... 0.49% 0.48% 0.47%
f
0.46% 0.47%
f
Net investment income
c
........................... 2.55% 2.42% 2.19% 1.63% 1.61%
Supplemental data
Net assets, end of year (000’s) ..................... $22,170 $26,265 $27,491 $36,698 $30,265
Portfolio turnover rate ............................ 38.80% 17.72% 35.46% 79.95% 68.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.49 $10.50 $12.91 $12.91 $12.09
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.21 0.13 0.15 0.11 0.10
Net realized and unrealized gains (losses) ........... 0.62 1.07 (2.24) 1.02 0.89
Total from investment operations .................... 0.83 1.20 (2.09) 1.13 0.99
Less distributions from:
Net investment income .......................... (0.26) (0.21) (0.08) (0.24) (0.17)
Net realized gains ............................. — — (0.24) (0.89) —
Total distributions ............................... (0.26) (0.21) (0.32) (1.13) (0.17)
Net asset value, end of year ....................... $12.06 $11.49 $10.50 $12.91 $12.91
Total return
d
................................... 7.22% 11.52% (16.23)% 8.85% 8.29%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.94% 1.74% 1.73% 1.72% 1.73%
Expenses net of waiver and payments by affiliates
e
...... 1.24% 1.23% 1.22%
f
1.21% 1.22%
f
Net investment income
c
........................... 1.76% 1.20% 1.36% 0.79% 0.85%
Supplemental data
Net assets, end of year (000’s) ..................... $2,357 $3,412 $3,796 $6,235 $7,118
Portfolio turnover rate ............................ 38.80% 17.72% 35.46% 79.95% 68.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.59 $10.57 $13.00 $12.98 $12.16
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.28 0.19 0.23 0.17 0.16
Net realized and unrealized gains (losses) ........... 0.61 1.08 (2.29) 1.03 0.89
Total from investment operations .................... 0.89 1.27 (2.06) 1.20 1.05
Less distributions from:
Net investment income .......................... (0.32) (0.25) (0.13) (0.29) (0.23)
Net realized gains ............................. — — (0.24) (0.89) —
Total distributions ............................... (0.32) (0.25) (0.37) (1.18) (0.23)
Net asset value, end of year ....................... $12.16 $11.59 $10.57 $13.00 $12.98
Total return .................................... 7.74% 12.16% (15.86)% 9.37% 8.79%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.45% 1.24% 1.23% 1.22% 1.23%
Expenses net of waiver and payments by affiliates
d
...... 0.74% 0.73% 0.72%
e
0.71% 0.72%
e
Net investment income
c
........................... 2.32% 1.72% 2.01% 1.23% 1.35%
Supplemental data
Net assets, end of year (000’s) ..................... $360 $392 $650 $758 $786
Portfolio turnover rate ............................ 38.80% 17.72% 35.46% 79.95% 68.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.91 $10.86 $13.04 $13.03 $12.20
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.33 0.16 0.29 0.19 0.22
Net realized and unrealized gains (losses) ........... 0.65 1.21 (2.29) 1.09 0.90
Total from investment operations .................... 0.98 1.37 (2.00) 1.28 1.12
Less distributions from:
Net investment income .......................... (0.39) (0.32) (0.19) (0.38) (0.29)
Net realized gains ............................. — — (0.24) (0.89) —
Total distributions ............................... (0.39) (0.32) (0.43) (1.27) (0.29)
Capital contributions ............................. — — 0.25 — —
Net asset value, end of year ....................... $12.50 $11.91 $10.86 $13.04 $13.03
Total return .................................... 8.37% 12.75% (13.38)%
d
9.93% 9.45%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.53% 1.24% 1.31% 0.59% 0.62%
Expenses net of waiver and payments by affiliates
e
...... 0.19% 0.18% 0.16%
f
0.16% 0.16%
f
Net investment income
c
........................... 2.67% 1.38% 2.54% 1.40% 1.83%
Supplemental data
Net assets, end of year (000’s) ..................... $9 $18 $4 $5 $4,855
Portfolio turnover rate ............................ 38.80% 17.72% 35.46% 79.95% 68.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (15.38)%.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.63 $10.62 $13.05 $13.03 $12.20
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.33 0.30 0.28 0.26 0.22
Net realized and unrealized gains (losses) ........... 0.62 1.03 (2.28) 1.02 0.90
Total from investment operations .................... 0.95 1.33 (2.00) 1.28 1.12
Less distributions from:
Net investment income .......................... (0.38) (0.32) (0.19) (0.37) (0.29)
Net realized gains ............................. — — (0.24) (0.89) —
Total distributions ............................... (0.38) (0.32) (0.43) (1.26) (0.29)
Net asset value, end of year ....................... $12.20 $11.63 $10.62 $13.05 $13.03
Total return .................................... 8.25% 12.70% (15.37)% 9.95% 9.39%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.95% 0.74% 0.73% 0.73% 0.73%
Expenses net of waiver and payments by affiliates
d
...... 0.24% 0.23% 0.22%
e
0.21% 0.21%
e
Net investment income
c
........................... 2.76% 2.73% 2.44% 1.88% 1.80%
Supplemental data
Net assets, end of year (000’s) ..................... $535 $729 $620 $826 $685
Portfolio turnover rate ............................ 38.80% 17.72% 35.46% 79.95% 68.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2024
Franklin LifeSmart™ 2020 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.4%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 11,010 $ 263,249
Domestic Equity 30.8%
a
Franklin Growth Fund , Class R6 ........................................ 12,444 1,675,891
a
Franklin U.S. Core Equity (IU) Fund ..................................... 219,132 3,782,224
a
Franklin U.S. Equity Index ETF ......................................... 7,450 382,516
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 15,003 879,776
iShares MSCI USA Quality Factor ETF ................................... 650 115,752
a
Putnam Large Cap Value Fund , Class R6 ................................. 28,183 972,028
7,808,187
Domestic Fixed Income 43.4%
a
Franklin Investment Grade Corporate ETF ................................. 126,203 2,661,381
a
Franklin U.S. Core Bond ETF .......................................... 264,063 5,569,089
a
Franklin U.S. Treasury Bond ETF ....................................... 138,923 2,795,131
11,025,601
Foreign Equity 14.8%
a
ClearBridge International Growth Fund , Class IS ............................ 4,167 269,385
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 63,686 645,141
a
Franklin International Core Equity (IU) Fund ............................... 152,274 1,781,603
iShares Core MSCI EAFE ETF ......................................... 3,754 263,831
a
Templeton Developing Markets Trust , Class R6 ............................. 22,447 417,074
a
Templeton Foreign Fund , Class R6 ...................................... 54,942 410,420
3,787,454
Foreign Fixed Income 9.4%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 112,050 918,807
a
Franklin High Yield Corporate ETF ...................................... 44,613 1,064,912
a
Franklin International Aggregate Bond ETF ................................ 19,646 398,421
2,382,140
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 22,872,639 ) ................................................................
25,266,631
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .................. 20,292 20,292
Total Money Market Funds (Cost $ 20,292 ) ......................................
20,292

Franklin Fund Allocator Series
Schedule of Investments
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.7%
c
Joint Repurchase Agreement , 4.41% , 1/02/25 (Maturity Value $ 172,565 )
BNP Paribas Securities Corp. (Maturity Value $84,068)
Deutsche Bank Securities, Inc. (Maturity Value $54,869)
HSBC Securities (USA), Inc. (Maturity Value $33,628)
Collateralized by U.S. Government Agency Securities, 1.78% - 6%, 6/18/35 -
10/20/54; U.S. Government Agency Strips, 11/15/53; U.S. Treasury Notes, 3.75%,
12/31/28; and U.S. Treasury Notes, Index Linked, 0.38%, 7/15/25 (valued at
$ 175,989 ) ....................................................... $ 172,523 $ 172,523
Total Repurchase Agreements (Cost $ 172,523 ) ..................................
172,523
Total Short Term Investments (Cost $ 192,815 ) ..................................
192,815
a
Total Investments (Cost $ 23,065,454 ) 100.2% ...................................
$25,459,446
Other Assets, less Liabilities (0.2) % ...........................................
(28,430)
Net Assets 100.0% ...........................................................
$25,431,016
See Abbreviations on page 113 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.21 $11.04 $13.67 $13.80 $12.98
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.30 0.27 0.23 0.23 0.20
Net realized and unrealized gains (losses) ........... 0.85 1.23 (2.43) 1.31 1.08
Total from investment operations .................... 1.15 1.50 (2.20) 1.54 1.28
Less distributions from:
Net investment income .......................... (0.38) (0.32) (0.14) (0.37) (0.21)
Net realized gains ............................. (0.06) (0.01) (0.29) (1.30) (0.25)
Total distributions ............................... (0.44) (0.33) (0.43) (1.67) (0.46)
Net asset value, end of year ....................... $12.92 $12.21 $11.04 $13.67 $13.80
Total return
d
................................... 9.41% 13.70% (16.06)% 11.21% 10.26%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.78% 0.75% 0.76% 0.76% 0.77%
Expenses net of waiver and payments by affiliates
e
...... 0.50% 0.49% 0.48%
f
0.47% 0.45%
f
Net investment income
c
........................... 2.31% 2.32% 1.97% 1.57% 1.53%
Supplemental data
Net assets, end of year (000’s) ..................... $92,992 $96,649 $97,043 $118,521 $96,973
Portfolio turnover rate ............................ 37.51% 20.95% 33.70% 69.35% 66.87%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.94 $10.81 $13.40 $13.56 $12.76
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.20 0.18 0.13 0.10 0.09
Net realized and unrealized gains (losses) ........... 0.83 1.19 (2.36) 1.30 1.08
Total from investment operations .................... 1.03 1.37 (2.23) 1.40 1.17
Less distributions from:
Net investment income .......................... (0.28) (0.23) (0.07) (0.26) (0.12)
Net realized gains ............................. (0.06) (0.01) (0.29) (1.30) (0.25)
Total distributions ............................... (0.34) (0.24) (0.36) (1.56) (0.37)
Net asset value, end of year ....................... $12.63 $11.94 $10.81 $13.40 $13.56
Total return
d
................................... 8.64% 12.79% (16.66)% 10.40% 9.44%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.53% 1.50% 1.51% 1.50% 1.51%
Expenses net of waiver and payments by affiliates
e
...... 1.25% 1.24% 1.23%
f
1.21% 1.20%
f
Net investment income
c
........................... 1.56% 1.56% 1.16% 0.70% 0.76%
Supplemental data
Net assets, end of year (000’s) ..................... $11,299 $11,928 $12,140 $17,778 $21,991
Portfolio turnover rate ............................ 37.51% 20.95% 33.70% 69.35% 66.87%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.16 $11.00 $13.61 $13.75 $12.93
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.27 0.24 0.19 0.18 0.16
Net realized and unrealized gains (losses) ........... 0.85 1.22 (2.40) 1.31 1.09
Total from investment operations .................... 1.12 1.46 (2.21) 1.49 1.25
Less distributions from:
Net investment income .......................... (0.35) (0.29) (0.11) (0.33) (0.18)
Net realized gains ............................. (0.06) (0.01) (0.29) (1.30) (0.25)
Total distributions ............................... (0.41) (0.30) (0.40) (1.63) (0.43)
Net asset value, end of year ....................... $12.87 $12.16 $11.00 $13.61 $13.75
Total return .................................... 9.19% 13.37% (16.21)% 10.89% 10.00%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.03% 1.00% 1.01% 1.01% 1.02%
Expenses net of waiver and payments by affiliates
d
...... 0.75% 0.74% 0.73%
e
0.72% 0.70%
e
Net investment income
c
........................... 2.09% 2.06% 1.61% 1.26% 1.24%
Supplemental data
Net assets, end of year (000’s) ..................... $1,707 $1,778 $1,954 $3,069 $3,117
Portfolio turnover rate ............................ 37.51% 20.95% 33.70% 69.35% 66.87%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.26 $11.09 $13.72 $13.85 $13.02
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.30 0.30 0.29 0.19 0.23
Net realized and unrealized gains (losses) ........... 0.90 1.23 (2.45) 1.39 1.10
Total from investment operations .................... 1.20 1.53 (2.16) 1.58 1.33
Less distributions from:
Net investment income .......................... (0.42) (0.35) (0.18) (0.41) (0.25)
Net realized gains ............................. (0.06) (0.01) (0.29) (1.30) (0.25)
Total distributions ............................... (0.48) (0.36) (0.47) (1.71) (0.50)
Net asset value, end of year ....................... $12.98 $12.26 $11.09 $13.72 $13.85
Total return .................................... 9.79% 13.99% (15.71)% 11.49% 10.64%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.47% 0.41% 0.38% 0.39% 0.39%
Expenses net of waiver and payments by affiliates
d
...... 0.19% 0.17% 0.14%
e
0.15% 0.15%
e
Net investment income
c
........................... 2.39% 2.61% 2.48% 1.34% 1.83%
Supplemental data
Net assets, end of year (000’s) ..................... $27 $566 $670 $544 $16,094
Portfolio turnover rate ............................ 37.51% 20.95% 33.70% 69.35% 66.87%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.25 $11.08 $13.71 $13.83 $13.01
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.33 0.30 0.27 0.26 0.24
Net realized and unrealized gains (losses) ........... 0.85 1.23 (2.44) 1.32 1.07
Total from investment operations .................... 1.18 1.53 (2.17) 1.58 1.31
Less distributions from:
Net investment income .......................... (0.41) (0.35) (0.17) (0.40) (0.24)
Net realized gains ............................. (0.06) (0.01) (0.29) (1.30) (0.25)
Total distributions ............................... (0.47) (0.36) (0.46) (1.70) (0.49)
Net asset value, end of year ....................... $12.96 $12.25 $11.08 $13.71 $13.83
Total return .................................... 9.65% 13.94% (15.79)% 11.53% 10.51%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.53% 0.50% 0.51% 0.51% 0.52%
Expenses net of waiver and payments by affiliates
d
...... 0.25% 0.24% 0.23%
e
0.22% 0.20%
e
Net investment income
c
........................... 2.53% 2.61% 2.25% 1.80% 1.90%
Supplemental data
Net assets, end of year (000’s) ..................... $2,465 $2,910 $2,572 $3,055 $2,872
Portfolio turnover rate ............................ 37.51% 20.95% 33.70% 69.35% 66.87%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2024
Franklin LifeSmart™ 2025 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.8%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 47,083 $ 1,125,755
Domestic Equity 36.9%
a
Franklin Growth Fund, Class R6 ........................................ 63,690 8,577,095
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,121,450 19,356,229
a
Franklin U.S. Equity Index ETF ......................................... 38,275 1,965,211
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 76,786 4,502,731
iShares MSCI USA Quality Factor ETF ................................... 3,350 596,568
a
Putnam Large Cap Value Fund, Class R6 ................................. 144,188 4,973,056
39,970,890
Domestic Fixed Income 36.3%
a
Franklin Investment Grade Corporate ETF ................................. 450,365 9,497,342
a
Franklin U.S. Core Bond ETF .......................................... 942,283 19,872,748
a
Franklin U.S. Treasury Bond ETF ....................................... 495,763 9,974,752
39,344,842
Foreign Equity 17.8%
a
ClearBridge International Growth Fund, Class IS ............................ 21,307 1,377,313
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 325,712 3,299,462
a
Franklin International Core Equity (IU) Fund ............................... 778,534 9,108,851
iShares Core MSCI EAFE ETF ......................................... 19,192 1,348,814
a
Templeton Developing Markets Trust, Class R6 ............................. 114,800 2,132,981
a
Templeton Foreign Fund, Class R6 ...................................... 280,904 2,098,352
19,365,773
Foreign Fixed Income 7.8%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 399,803 3,278,382
a
Franklin High Yield Corporate ETF ...................................... 159,178 3,799,579
a
Franklin International Aggregate Bond ETF ................................ 70,158 1,422,804
8,500,765
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$93,493,385) ................................................................
108,308,025
a A a A
Short Term Investments 1.1%
a
Money Market Funds 0.0%
†
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 4.183% .................. 3,765 3,765
Total Money Market Funds (Cost $3,765) .......................................
3,765

Franklin Fund Allocator Series
Schedule of Investments
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 1.1%
c
Joint Repurchase Agreement, 4.41%, 1/02/25 (Maturity Value $1,169,726)
BNP Paribas Securities Corp. (Maturity Value $569,855)
Deutsche Bank Securities, Inc. (Maturity Value $371,926)
HSBC Securities (USA), Inc. (Maturity Value $227,945)
Collateralized by U.S. Government Agency Securities, 1.78% - 6%, 6/18/35 -
10/20/54; U.S. Government Agency Strips, 11/15/53; U.S. Treasury Notes, 3.75%,
12/31/28; and U.S. Treasury Notes, Index Linked, 0.38%, 7/15/25 (valued at
$1,192,933) ...................................................... $ 1,169,440 $ 1,169,440
Total Repurchase Agreements (Cost $1,169,440) ................................
1,169,440
Total Short Term Investments (Cost $1,173,205) .................................
1,173,205
A
Total Investments (Cost $94,666,590) 100.9% ...................................
$109,481,230
Other Assets, less Liabilities (0.9)% ...........................................
(990,636)
Net Assets 100.0% ...........................................................
$108,490,594
See Abbreviations on page 113 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.85 $11.42 $14.21 $14.40 $13.28
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.29 0.27 0.22 0.24 0.19
Net realized and unrealized gains (losses) ........... 1.10 1.42 (2.58) 1.61 1.29
Total from investment operations .................... 1.39 1.69 (2.36) 1.85 1.48
Less distributions from:
Net investment income .......................... (0.34) (0.26) (0.13) (0.41) (0.22)
Net realized gains ............................. — — (0.30) (1.63) (0.14)
Total distributions ............................... (0.34) (0.26) (0.43) (2.04) (0.36)
Net asset value, end of year ....................... $13.90 $12.85 $11.42 $14.21 $14.40
Total return
d
................................... 10.88% 14.97% (16.57)% 12.91% 11.52%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.89% 0.87% 0.94% 0.93% 0.95%
Expenses net of waiver and payments by affiliates
e
...... 0.50% 0.50% 0.48%
f
0.46% 0.44%
f
Net investment income
c
........................... 2.14% 2.25% 1.78% 1.57% 1.46%
Supplemental data
Net assets, end of year (000’s) ..................... $56,797 $51,566 $44,099 $49,835 $34,019
Portfolio turnover rate ............................ 37.55% 22.74% 48.44% 82.69% 67.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.63 $11.23 $14.00 $14.22 $13.13
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.19 0.17 0.12 0.11 0.09
Net realized and unrealized gains (losses) ........... 1.07 1.40 (2.53) 1.61 1.27
Total from investment operations .................... 1.26 1.57 (2.41) 1.72 1.36
Less distributions from:
Net investment income .......................... (0.24) (0.17) (0.06) (0.31) (0.13)
Net realized gains ............................. — — (0.30) (1.63) (0.14)
Total distributions ............................... (0.24) (0.17) (0.36) (1.94) (0.27)
Net asset value, end of year ....................... $13.65 $12.63 $11.23 $14.00 $14.22
Total return
d
................................... 10.01% 14.11% (17.18)% 12.13% 10.60%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.64% 1.62% 1.69% 1.68% 1.70%
Expenses net of waiver and payments by affiliates
e
...... 1.25% 1.25% 1.23%
f
1.21% 1.19%
f
Net investment income
c
........................... 1.40% 1.47% 0.99% 0.74% 0.71%
Supplemental data
Net assets, end of year (000’s) ..................... $11,084 $10,343 $9,642 $12,281 $10,937
Portfolio turnover rate ............................ 37.55% 22.74% 48.44% 82.69% 67.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.82 $11.39 $14.19 $14.38 $13.27
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.27 0.24 0.18 0.20 0.15
Net realized and unrealized gains (losses) ........... 1.08 1.42 (2.58) 1.61 1.29
Total from investment operations .................... 1.35 1.66 (2.40) 1.81 1.44
Less distributions from:
Net investment income .......................... (0.31) (0.23) (0.10) (0.37) (0.19)
Net realized gains ............................. — — (0.30) (1.63) (0.14)
Total distributions ............................... (0.31) (0.23) (0.40) (2.00) (0.33)
Net asset value, end of year ....................... $13.86 $12.82 $11.39 $14.19 $14.38
Total return .................................... 10.58% 14.73% (16.84)% 12.65% 11.17%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.14% 1.11% 1.19% 1.18% 1.20%
Expenses net of waiver and payments by affiliates
d
...... 0.75% 0.75% 0.74%
e
0.71% 0.69%
e
Net investment income
c
........................... 1.95% 2.00% 1.51% 1.29% 1.19%
Supplemental data
Net assets, end of year (000’s) ..................... $2,133 $1,613 $1,295 $1,512 $1,186
Portfolio turnover rate ............................ 37.55% 22.74% 48.44% 82.69% 67.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.03 $11.57 $14.28 $14.46 $13.34
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.31 0.38 0.36 0.18 0.23
Net realized and unrealized gains (losses) ........... 1.14 1.38 (2.67) 1.72 1.29
Total from investment operations .................... 1.45 1.76 (2.31) 1.90 1.52
Less distributions from:
Net investment income .......................... (0.38) (0.30) (0.16) (0.45) (0.26)
Net realized gains ............................. — — (0.30) (1.63) (0.14)
Total distributions ............................... (0.38) (0.30) (0.46) (2.08) (0.40)
Capital contributions ............................. — — 0.06 — —
Net asset value, end of year ....................... $14.10 $13.03 $11.57 $14.28 $14.46
Total return .................................... 11.21% 15.37% (15.68)%
d
13.24% 11.80%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.69% 0.61% 1.18% 0.45% 0.50%
Expenses net of waiver and payments by affiliates
e
...... 0.20% 0.20% 0.15%
f
0.15% 0.15%
f
Net investment income
c
........................... 2.29% 3.08% 3.02% 1.20% 1.72%
Supplemental data
Net assets, end of year (000’s) ..................... $99 $245 $51 $40 $23,717
Portfolio turnover rate ............................ 37.55% 22.74% 48.44% 82.69% 67.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (16.08)%.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.92 $11.48 $14.27 $14.44 $13.33
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.33 0.30 0.25 0.28 0.23
Net realized and unrealized gains (losses) ........... 1.10 1.43 (2.59) 1.62 1.28
Total from investment operations .................... 1.43 1.73 (2.34) 1.90 1.51
Less distributions from:
Net investment income .......................... (0.38) (0.29) (0.15) (0.44) (0.26)
Net realized gains ............................. — — (0.30) (1.63) (0.14)
Total distributions ............................... (0.38) (0.29) (0.45) (2.07) (0.40)
Net asset value, end of year ....................... $13.97 $12.92 $11.48 $14.27 $14.44
Total return .................................... 11.09% 15.26% (16.34)% 13.28% 11.68%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.64% 0.61% 0.69% 0.68% 0.70%
Expenses net of waiver and payments by affiliates
d
...... 0.25% 0.25% 0.23%
e
0.21% 0.19%
e
Net investment income
c
........................... 2.41% 2.47% 2.05% 1.81% 1.74%
Supplemental data
Net assets, end of year (000’s) ..................... $2,163 $1,936 $1,770 $1,937 $1,546
Portfolio turnover rate ............................ 37.55% 22.74% 48.44% 82.69% 67.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2024
Franklin LifeSmart™ 2030 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 31,361 $ 749,842
Domestic Equity 42.6%
a
Franklin Growth Fund , Class R6 ........................................ 49,086 6,610,430
a
Franklin U.S. Core Equity (IU) Fund ..................................... 863,849 14,910,025
a
Franklin U.S. Equity Index ETF ......................................... 29,471 1,513,174
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 59,145 3,468,263
iShares MSCI USA Quality Factor ETF ................................... 2,564 456,597
a
Putnam Large Cap Value Fund , Class R6 ................................. 111,068 3,830,736
30,789,225
Domestic Fixed Income 28.7%
a
Franklin Investment Grade Corporate ETF ................................. 237,079 4,999,546
a
Franklin U.S. Core Bond ETF .......................................... 496,050 10,461,695
a
Franklin U.S. Treasury Bond ETF ....................................... 260,993 5,251,179
20,712,420
Foreign Equity 20.6%
a
ClearBridge International Growth Fund , Class IS ............................ 16,426 1,061,794
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 250,925 2,541,869
a
Franklin International Core Equity (IU) Fund ............................... 600,181 7,022,113
iShares Core MSCI EAFE ETF ......................................... 14,807 1,040,636
a
Templeton Developing Markets Trust , Class R6 ............................. 88,438 1,643,183
a
Templeton Foreign Fund , Class R6 ...................................... 216,557 1,617,683
14,927,278
Foreign Fixed Income 6.2%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 210,479 1,725,932
a
Franklin High Yield Corporate ETF ...................................... 83,789 2,000,043
a
Franklin International Aggregate Bond ETF ................................ 36,933 749,001
4,474,976
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 60,774,039 ) ................................................................
71,653,741
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.0%
†
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .................. 2,084 2,084
Total Money Market Funds (Cost $ 2,084 ) .......................................
2,084

Franklin Fund Allocator Series
Schedule of Investments
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.8%
c
Joint Repurchase Agreement , 4.41% , 1/02/25 (Maturity Value $ 554,241 )
BNP Paribas Securities Corp. (Maturity Value $270,010)
Deutsche Bank Securities, Inc. (Maturity Value $176,226)
HSBC Securities (USA), Inc. (Maturity Value $108,005)
Collateralized by U.S. Government Agency Securities, 1.78% - 6%, 6/18/35 -
10/20/54; U.S. Government Agency Strips, 11/15/53; U.S. Treasury Notes, 3.75%,
12/31/28; and U.S. Treasury Notes, Index Linked, 0.38%, 7/15/25 (valued at
$ 565,237 ) ....................................................... $ 554,105 $ 554,105
Total Repurchase Agreements (Cost $ 554,105 ) ..................................
554,105
Total Short Term Investments (Cost $ 556,189 ) ..................................
556,189
a
Total Investments (Cost $ 61,330,228 ) 99.9% ....................................
$72,209,930
Other Assets, less Liabilities 0.1% .............................................
67,129
Net Assets 100.0% ...........................................................
$72,277,059
See Abbreviations on page 113 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.28 $11.75 $14.67 $15.18 $13.94
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.27 0.26 0.20 0.24 0.19
Net realized and unrealized gains (losses) ........... 1.36 1.62 (2.66) 1.90 1.61
Total from investment operations .................... 1.63 1.88 (2.46) 2.14 1.80
Less distributions from:
Net investment income .......................... (0.34) (0.31) (0.11) (0.42) (0.20)
Net realized gains ............................. (0.07) (0.04) (0.35) (2.23) (0.36)
Total distributions ............................... (0.41) (0.35) (0.46) (2.65) (0.56)
Net asset value, end of year ....................... $14.50 $13.28 $11.75 $14.67 $15.18
Total return
d
................................... 12.27% 16.17% (16.69)% 14.20% 13.44%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.77% 0.79% 0.77% 0.81% 0.81%
Expenses net of waiver and payments by affiliates
e
...... 0.52% 0.50% 0.49%
f
0.47% 0.43%
f
Net investment income
c
........................... 1.92% 2.12% 1.60% 1.45% 1.38%
Supplemental data
Net assets, end of year (000’s) ..................... $112,783 $102,932 $91,064 $104,174 $84,029
Portfolio turnover rate ............................ 33.89% 23.54% 29.56% 69.46% 47.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.83 $11.36 $14.23 $14.79 $13.60
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.16 0.16 0.10 0.09 0.08
Net realized and unrealized gains (losses) ........... 1.31 1.57 (2.57) 1.88 1.58
Total from investment operations .................... 1.47 1.73 (2.47) 1.97 1.66
Less distributions from:
Net investment income .......................... (0.23) (0.22) (0.05) (0.30) (0.11)
Net realized gains ............................. (0.07) (0.04) (0.35) (2.23) (0.36)
Total distributions ............................... (0.30) (0.26) (0.40) (2.53) (0.47)
Net asset value, end of year ....................... $14.00 $12.83 $11.36 $14.23 $14.79
Total return
d
................................... 11.48% 15.36% (17.36)% 13.36% 12.62%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.52% 1.54% 1.53% 1.55% 1.56%
Expenses net of waiver and payments by affiliates
e
...... 1.27% 1.25% 1.24%
f
1.21% 1.18%
f
Net investment income
c
........................... 1.14% 1.36% 0.81% 0.60% 0.60%
Supplemental data
Net assets, end of year (000’s) ..................... $15,892 $16,352 $14,549 $18,502 $21,329
Portfolio turnover rate ............................ 33.89% 23.54% 29.56% 69.46% 47.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.26 $11.73 $14.66 $15.17 $13.92
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.25 0.23 0.17 0.18 0.15
Net realized and unrealized gains (losses) ........... 1.35 1.62 (2.66) 1.91 1.63
Total from investment operations .................... 1.60 1.85 (2.49) 2.09 1.78
Less distributions from:
Net investment income .......................... (0.31) (0.28) (0.09) (0.37) (0.17)
Net realized gains ............................. (0.07) (0.04) (0.35) (2.23) (0.36)
Total distributions ............................... (0.38) (0.32) (0.44) (2.60) (0.53)
Net asset value, end of year ....................... $14.48 $13.26 $11.73 $14.66 $15.17
Total return .................................... 12.03% 15.90% (16.93)% 13.87% 13.23%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.02% 1.04% 1.02% 1.05% 1.05%
Expenses net of waiver and payments by affiliates
d
...... 0.77% 0.75% 0.74%
e
0.71% 0.68%
e
Net investment income
c
........................... 1.72% 1.85% 1.38% 1.08% 1.07%
Supplemental data
Net assets, end of year (000’s) ..................... $5,604 $4,150 $3,881 $4,113 $4,530
Portfolio turnover rate ............................ 33.89% 23.54% 29.56% 69.46% 47.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.43 $11.88 $14.81 $15.31 $14.05
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.34 0.32 0.25 0.18 0.23
Net realized and unrealized gains (losses) ........... 1.37 1.62 (2.68) 2.02 1.63
Total from investment operations .................... 1.71 1.94 (2.43) 2.20 1.86
Less distributions from:
Net investment income .......................... (0.39) (0.35) (0.15) (0.47) (0.24)
Net realized gains ............................. (0.07) (0.04) (0.35) (2.23) (0.36)
Total distributions ............................... (0.46) (0.39) (0.50) (2.70) (0.60)
Net asset value, end of year ....................... $14.68 $13.43 $11.88 $14.81 $15.31
Total return .................................... 12.71% 16.50% (16.38)% 14.46% 13.82%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.68% 0.73% 0.79% 0.38% 0.40%
Expenses net of waiver and payments by affiliates
d
...... 0.18% 0.19% 0.15%
e
0.14% 0.13%
e
Net investment income
c
........................... 2.32% 2.54% 1.98% 1.10% 1.66%
Supplemental data
Net assets, end of year (000’s) ..................... $222 $160 $91 $93 $30,069
Portfolio turnover rate ............................ 33.89% 23.54% 29.56% 69.46% 47.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
a
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.45 $11.89 $14.84 $15.33 $14.07
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.32 0.30 0.23 0.27 0.23
Net realized and unrealized gains (losses) ........... 1.36 1.64 (2.69) 1.93 1.63
Total from investment operations .................... 1.68 1.94 (2.46) 2.20 1.86
Less distributions from:
Net investment income .......................... (0.37) (0.34) (0.14) (0.46) (0.24)
Net realized gains ............................. (0.07) (0.04) (0.35) (2.23) (0.36)
Total distributions ............................... (0.44) (0.38) (0.49) (2.69) (0.60)
Net asset value, end of year ....................... $14.69 $13.45 $11.89 $14.84 $15.33
Total return .................................... 12.53% 16.51% (16.54)% 14.46% 13.75%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.52% 0.54% 0.52% 0.56% 0.56%
Expenses net of waiver and payments by affiliates
d
...... 0.27% 0.25% 0.24%
e
0.21% 0.18%
e
Net investment income
c
........................... 2.19% 2.36% 1.85% 1.67% 1.67%
Supplemental data
Net assets, end of year (000’s) ..................... $4,776 $3,932 $3,496 $3,911 $3,438
Portfolio turnover rate ............................ 33.89% 23.54% 29.56% 69.46% 47.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2024
Franklin LifeSmart™ 2035 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.4%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 60,450 $ 1,445,360
Domestic Equity 48.5%
a
Franklin Growth Fund , Class R6 ........................................ 107,905 14,531,587
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,899,498 32,785,330
a
Franklin U.S. Equity Index ETF ......................................... 64,812 3,327,740
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 130,074 7,627,539
iShares MSCI USA Quality Factor ETF ................................... 5,664 1,008,645
a
Putnam Large Cap Value Fund , Class R6 ................................. 244,225 8,423,320
67,704,161
Domestic Fixed Income 21.6%
a
Franklin Investment Grade Corporate ETF ................................. 342,621 7,225,226
a
Franklin U.S. Core Bond ETF .......................................... 716,859 15,118,556
a
Franklin U.S. Treasury Bond ETF ....................................... 377,168 7,588,620
29,932,402
Foreign Equity 23.6%
a
ClearBridge International Growth Fund , Class IS ............................ 36,110 2,334,167
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 552,409 5,595,906
a
Franklin International Core Equity (IU) Fund ............................... 1,319,373 15,436,666
iShares Core MSCI EAFE ETF ......................................... 32,524 2,285,787
a
Templeton Developing Markets Trust , Class R6 ............................. 194,697 3,617,465
a
Templeton Foreign Fund , Class R6 ...................................... 476,060 3,556,166
32,826,157
Foreign Fixed Income 4.7%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 304,191 2,494,370
a
Franklin High Yield Corporate ETF ...................................... 121,087 2,890,347
a
Franklin International Aggregate Bond ETF ................................ 53,352 1,081,979
6,466,696
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 112,818,079 ) ...............................................................
138,374,776
a a a a
Short Term Investments 0.9%
a
Money Market Funds 0.0%
†
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .................. 4,644 4,644
Total Money Market Funds (Cost $ 4,644 ) .......................................
4,644

Franklin Fund Allocator Series
Schedule of Investments
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.9%
c
Joint Repurchase Agreement , 4.41% , 1/02/25 (Maturity Value $ 1,208,026 )
BNP Paribas Securities Corp. (Maturity Value $588,514)
Deutsche Bank Securities, Inc. (Maturity Value $384,104)
HSBC Securities (USA), Inc. (Maturity Value $235,408)
Collateralized by U.S. Government Agency Securities, 1.78% - 6%, 6/18/35 -
10/20/54; U.S. Government Agency Strips, 11/15/53; U.S. Treasury Notes, 3.75%,
12/31/28; and U.S. Treasury Notes, Index Linked, 0.38%, 7/15/25 (valued at
$ 1,231,993 ) ...................................................... $ 1,207,730 $ 1,207,730
Total Repurchase Agreements (Cost $ 1,207,730 ) ................................
1,207,730
Total Short Term Investments (Cost $ 1,212,374 ) .................................
1,212,374
a
Total Investments (Cost $ 114,030,453 ) 100.3% ..................................
$139,587,150
Other Assets, less Liabilities (0.3) % ...........................................
(309,775)
Net Assets 100.0% ...........................................................
$139,277,375
See Abbreviations on page 113 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.15 $11.50 $14.42 $15.30 $13.76
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.25 0.26 0.16 0.24 0.18
Net realized and unrealized gains (losses) ........... 1.53 1.71 (2.63) 2.19 1.82
Total from investment operations .................... 1.78 1.97 (2.47) 2.43 2.00
Less distributions from:
Net investment income .......................... (0.30) (0.28) (0.10) (0.43) (0.23)
Net realized gains ............................. (0.14) (0.04) (0.35) (2.88) (0.23)
Total distributions ............................... (0.44) (0.32) (0.45) (3.31) (0.46)
Net asset value, end of year ....................... $14.49 $13.15 $11.50 $14.42 $15.30
Total return
d
................................... 13.58% 17.32% (17.06)% 15.99% 15.04%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.96% 0.99% 1.10% 1.11% 1.11%
Expenses net of waiver and payments by affiliates
e
...... 0.52% 0.52% 0.50%
f
0.46% 0.43%
f
Net investment income
c
........................... 1.76% 2.09% 1.31% 1.43% 1.30%
Supplemental data
Net assets, end of year (000’s) ..................... $50,894 $43,076 $32,112 $35,193 $24,809
Portfolio turnover rate ............................ 31.39% 26.09% 30.11% 86.92% 37.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.83 $11.23 $14.10 $15.02 $13.52
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.14 0.15 0.06 0.10 0.07
Net realized and unrealized gains (losses) ........... 1.48 1.68 (2.56) 2.18 1.79
Total from investment operations .................... 1.62 1.83 (2.50) 2.28 1.86
Less distributions from:
Net investment income .......................... (0.19) (0.19) (0.02) (0.32) (0.13)
Net realized gains ............................. (0.14) (0.04) (0.35) (2.88) (0.23)
Total distributions ............................... (0.33) (0.23) (0.37) (3.20) (0.36)
Net asset value, end of year ....................... $14.12 $12.83 $11.23 $14.10 $15.02
Total return
d
................................... 12.69% 16.44% (17.70)% 15.25% 14.15%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.71% 1.75% 1.85% 1.85% 1.86%
Expenses net of waiver and payments by affiliates
e
...... 1.27% 1.27% 1.25%
f
1.21% 1.18%
f
Net investment income
c
........................... 0.98% 1.29% 0.53% 0.62% 0.55%
Supplemental data
Net assets, end of year (000’s) ..................... $8,041 $7,737 $6,697 $7,989 $6,867
Portfolio turnover rate ............................ 31.39% 26.09% 30.11% 86.92% 37.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.15 $11.50 $14.41 $15.28 $13.74
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.22 0.21 0.12 0.18 0.14
Net realized and unrealized gains (losses) ........... 1.51 1.73 (2.62) 2.21 1.82
Total from investment operations .................... 1.73 1.94 (2.50) 2.39 1.96
Less distributions from:
Net investment income .......................... (0.26) (0.25) (0.06) (0.38) (0.19)
Net realized gains ............................. (0.14) (0.04) (0.35) (2.88) (0.23)
Total distributions ............................... (0.40) (0.29) (0.41) (3.26) (0.42)
Net asset value, end of year ....................... $14.48 $13.15 $11.50 $14.41 $15.28
Total return .................................... 13.22% 17.00% (17.29)% 15.78% 14.74%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.21% 1.24% 1.35% 1.35% 1.36%
Expenses net of waiver and payments by affiliates
d
...... 0.77% 0.77% 0.75%
e
0.71% 0.68%
e
Net investment income
c
........................... 1.51% 1.75% 0.96% 1.09% 1.02%
Supplemental data
Net assets, end of year (000’s) ..................... $1,260 $1,121 $1,114 $1,806 $1,540
Portfolio turnover rate ............................ 31.39% 26.09% 30.11% 86.92% 37.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
40
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.28 $11.60 $14.54 $15.40 $13.85
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.30 0.30 0.19 0.17 0.21
Net realized and unrealized gains (losses) ........... 1.53 1.74 (2.64) 2.33 1.84
Total from investment operations .................... 1.83 2.04 (2.45) 2.50 2.05
Less distributions from:
Net investment income .......................... (0.34) (0.32) (0.14) (0.48) (0.27)
Net realized gains ............................. (0.14) (0.04) (0.35) (2.88) (0.23)
Total distributions ............................... (0.48) (0.36) (0.49) (3.36) (0.50)
Net asset value, end of year ....................... $14.63 $13.28 $11.60 $14.54 $15.40
Total return .................................... 13.85% 17.76% (16.86)% 16.42% 15.35%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.59% 0.59% 0.57% 0.49% 0.55%
Expenses net of waiver and payments by affiliates
d
...... 0.22% 0.22% 0.20%
e
0.14% 0.13%
e
Net investment income
c
........................... 2.08% 2.40% 1.54% 1.01% 1.58%
Supplemental data
Net assets, end of year (000’s) ..................... $339 $272 $213 $310 $25,450
Portfolio turnover rate ............................ 31.39% 26.09% 30.11% 86.92% 37.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
41
a
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.25 $11.58 $14.52 $15.37 $13.82
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.29 0.29 0.19 0.29 0.22
Net realized and unrealized gains (losses) ........... 1.53 1.73 (2.65) 2.21 1.82
Total from investment operations .................... 1.82 2.02 (2.46) 2.50 2.04
Less distributions from:
Net investment income .......................... (0.34) (0.31) (0.13) (0.47) (0.26)
Net realized gains ............................. (0.14) (0.04) (0.35) (2.88) (0.23)
Total distributions ............................... (0.48) (0.35) (0.48) (3.35) (0.49)
Net asset value, end of year ....................... $14.59 $13.25 $11.58 $14.52 $15.37
Total return .................................... 13.75% 17.65% (16.87)% 16.40% 15.33%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.71% 0.74% 0.85% 0.86% 0.86%
Expenses net of waiver and payments by affiliates
d
...... 0.27% 0.27% 0.25%
e
0.22% 0.18%
e
Net investment income
c
........................... 2.02% 2.35% 1.54% 1.75% 1.60%
Supplemental data
Net assets, end of year (000’s) ..................... $1,649 $1,430 $1,156 $937 $506
Portfolio turnover rate ............................ 31.39% 26.09% 30.11% 86.92% 37.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2024
Franklin LifeSmart™ 2040 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
42
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.3%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 27,037 $ 646,455
Domestic Equity 54.0%
a
Franklin Growth Fund , Class R6 ........................................ 53,599 7,218,172
a
Franklin U.S. Core Equity (IU) Fund ..................................... 728,121 12,567,362
a
Franklin U.S. Equity Index ETF ......................................... 104,550 5,368,067
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 64,617 3,789,141
iShares MSCI USA Quality Factor ETF ................................... 2,825 503,076
a
Putnam Large Cap Value Fund , Class R6 ................................. 121,339 4,184,970
33,630,788
Domestic Fixed Income 16.5%
a
Franklin Investment Grade Corporate ETF ................................. 116,453 2,455,772
a
Franklin U.S. Core Bond ETF .......................................... 243,677 5,139,148
a
Franklin U.S. Treasury Bond ETF ....................................... 128,196 2,579,304
10,174,224
Foreign Equity 26.2%
a
ClearBridge International Growth Fund , Class IS ............................ 17,937 1,159,418
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 274,484 2,780,521
a
Franklin International Core Equity (IU) Fund ............................... 655,340 7,667,478
iShares Core MSCI EAFE ETF ......................................... 16,159 1,135,654
a
Templeton Developing Markets Trust , Class R6 ............................. 96,731 1,797,269
a
Templeton Foreign Fund , Class R6 ...................................... 236,462 1,766,373
16,306,713
Foreign Fixed Income 1.6%
a
Franklin High Yield Corporate ETF ...................................... 41,148 982,203
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 50,151,802 ) ................................................................
61,740,383
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.0%
†
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .................. 2,091 2,091
Total Money Market Funds (Cost $ 2,091 ) .......................................
2,091

Franklin Fund Allocator Series
Schedule of Investments
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
43
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.8%
c
Joint Repurchase Agreement , 4.41% , 1/02/25 (Maturity Value $ 509,633 )
BNP Paribas Securities Corp. (Maturity Value $248,278)
Deutsche Bank Securities, Inc. (Maturity Value $162,043)
HSBC Securities (USA), Inc. (Maturity Value $99,312)
Collateralized by U.S. Government Agency Securities, 1.78% - 6%, 6/18/35 -
10/20/54; U.S. Government Agency Strips, 11/15/53; U.S. Treasury Notes, 3.75%,
12/31/28; and U.S. Treasury Notes, Index Linked, 0.38%, 7/15/25 (valued at
$ 519,744 ) ....................................................... $ 509,508 $ 509,508
Total Repurchase Agreements (Cost $ 509,508 ) ..................................
509,508
Total Short Term Investments (Cost $ 511,599 ) ..................................
511,599
a
Total Investments (Cost $ 50,663,401 ) 100.1% ...................................
$62,251,982
Other Assets, less Liabilities (0.1) % ...........................................
(68,656)
Net Assets 100.0% ...........................................................
$62,183,326
See Abbreviations on page 113 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
44
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.90 $12.00 $15.19 $15.80 $14.27
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.23 0.25 0.14 0.23 0.17
Net realized and unrealized gains (losses) ........... 1.81 1.97 (2.84) 2.45 1.98
Total from investment operations .................... 2.04 2.22 (2.70) 2.68 2.15
Less distributions from:
Net investment income .......................... (0.32) (0.25) (0.08) (0.45) (0.19)
Net realized gains ............................. (0.14) (0.07) (0.41) (2.84) (0.43)
Total distributions ............................... (0.46) (0.32) (0.49) (3.29) (0.62)
Net asset value, end of year ....................... $15.48 $13.90 $12.00 $15.19 $15.80
Total return
d
................................... 14.69% 18.65% (17.67)% 17.06% 15.76%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.84% 0.89% 0.91% 0.91% 0.94%
Expenses net of waiver and payments by affiliates
e
...... 0.52% 0.51% 0.50%
f
0.46% 0.43%
f
Net investment income
c
........................... 1.52% 1.93% 1.13% 1.32% 1.22%
Supplemental data
Net assets, end of year (000’s) ..................... $87,733 $75,190 $62,061 $72,764 $59,801
Portfolio turnover rate ............................ 30.84% 28.98% 26.96% 70.40% 36.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
45
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.31 $11.51 $14.61 $15.33 $13.88
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.11 0.14 0.04 0.08 0.06
Net realized and unrealized gains (losses) ........... 1.74 1.89 (2.71) 2.38 1.94
Total from investment operations .................... 1.85 2.03 (2.67) 2.46 2.00
Less distributions from:
Net investment income .......................... (0.21) (0.16) (0.02) (0.34) (0.12)
Net realized gains ............................. (0.14) (0.07) (0.41) (2.84) (0.43)
Total distributions ............................... (0.35) (0.23) (0.43) (3.18) (0.55)
Net asset value, end of year ....................... $14.81 $13.31 $11.51 $14.61 $15.33
Total return
d
................................... 13.89% 17.71% (18.25)% 16.10% 15.00%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.59% 1.64% 1.66% 1.66% 1.68%
Expenses net of waiver and payments by affiliates
e
...... 1.28% 1.26% 1.25%
f
1.21% 1.17%
f
Net investment income
c
........................... 0.74% 1.14% 0.36% 0.48% 0.46%
Supplemental data
Net assets, end of year (000’s) ..................... $11,573 $11,414 $10,537 $13,509 $14,502
Portfolio turnover rate ............................ 30.84% 28.98% 26.96% 70.40% 36.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
46
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.82 $11.93 $15.11 $15.74 $14.20
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.18 0.21 0.10 0.19 0.11
Net realized and unrealized gains (losses) ........... 1.80 1.97 (2.81) 2.43 2.01
Total from investment operations .................... 1.98 2.18 (2.71) 2.62 2.12
Less distributions from:
Net investment income .......................... (0.28) (0.22) (0.06) (0.41) (0.15)
Net realized gains ............................. (0.14) (0.07) (0.41) (2.84) (0.43)
Total distributions ............................... (0.42) (0.29) (0.47) (3.25) (0.58)
Net asset value, end of year ....................... $15.38 $13.82 $11.93 $15.11 $15.74
Total return .................................... 14.35% 18.39% (17.87)% 16.73% 15.55%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.09% 1.14% 1.16% 1.16% 1.18%
Expenses net of waiver and payments by affiliates
d
...... 0.77% 0.76% 0.75%
e
0.71% 0.67%
e
Net investment income
c
........................... 1.20% 1.63% 0.81% 1.08% 0.80%
Supplemental data
Net assets, end of year (000’s) ..................... $1,574 $2,009 $2,178 $3,348 $2,620
Portfolio turnover rate ............................ 30.84% 28.98% 26.96% 70.40% 36.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.54 $12.55 $15.34 $15.93 $14.38
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.31 0.34 0.24 0.15 0.21
Net realized and unrealized gains (losses) ........... 1.87 2.01 (2.81) 2.60 2.01
Total from investment operations .................... 2.18 2.35 (2.57) 2.75 2.22
Less distributions from:
Net investment income .......................... (0.36) (0.29) (0.11) (0.50) (0.24)
Net realized gains ............................. (0.14) (0.07) (0.41) (2.84) (0.43)
Total distributions ............................... (0.50) (0.36) (0.52) (3.34) (0.67)
Capital contributions ............................. — — 0.30 — —
Net asset value, end of year ....................... $16.22 $14.54 $12.55 $15.34 $15.93
Total return .................................... 15.05% 18.88% (14.60)%
d
17.37% 16.11%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.50% 0.67% 1.25% 0.41% 0.44%
Expenses net of waiver and payments by affiliates
e
...... 0.23% 0.21% 0.19% 0.14% 0.13%
f
Net investment income
c
........................... 1.93% 2.50% 1.85% 0.87% 1.52%
Supplemental data
Net assets, end of year (000’s) ..................... $798 $140 $15 $4 $23,504
Portfolio turnover rate ............................ 30.84% 28.98% 26.96% 70.40% 36.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (16.64)%.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
48
a
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.06 $12.14 $15.34 $15.93 $14.38
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.27 0.28 0.18 0.28 0.21
Net realized and unrealized gains (losses) ........... 1.84 1.99 (2.86) 2.46 2.00
Total from investment operations .................... 2.11 2.27 (2.68) 2.74 2.21
Less distributions from:
Net investment income .......................... (0.36) (0.28) (0.11) (0.49) (0.23)
Net realized gains ............................. (0.14) (0.07) (0.41) (2.84) (0.43)
Total distributions ............................... (0.50) (0.35) (0.52) (3.33) (0.66)
Net asset value, end of year ....................... $15.67 $14.06 $12.14 $15.34 $15.93
Total return .................................... 15.01% 18.88% (17.40)% 17.32% 16.06%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.59% 0.64% 0.66% 0.67% 0.69%
Expenses net of waiver and payments by affiliates
d
...... 0.27% 0.26% 0.25%
e
0.22% 0.18%
e
Net investment income
c
........................... 1.77% 2.17% 1.37% 1.63% 1.49%
Supplemental data
Net assets, end of year (000’s) ..................... $1,895 $1,574 $1,279 $1,584 $1,089
Portfolio turnover rate ............................ 30.84% 28.98% 26.96% 70.40% 36.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2024
Franklin LifeSmart™ 2045 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
49
See Abbreviations on page 113 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.3%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 45,009 $ 1,076,165
Domestic Equity 60.1%
a
Franklin Growth Fund , Class R6 ........................................ 99,150 13,352,489
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,346,909 23,247,645
a
Franklin U.S. Equity Index ETF ......................................... 193,400 9,930,026
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 119,542 7,009,943
iShares MSCI USA Quality Factor ETF ................................... 5,200 926,016
a
Putnam Large Cap Value Fund , Class R6 ................................. 224,459 7,741,603
62,207,722
Domestic Fixed Income 9.1%
a
Franklin U.S. Core Bond ETF .......................................... 447,186 9,431,153
Foreign Equity 29.1%
a
ClearBridge International Growth Fund , Class IS ............................ 33,191 2,145,437
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 507,517 5,141,151
a
Franklin International Core Equity (IU) Fund ............................... 1,212,680 14,188,351
iShares Core MSCI EAFE ETF ......................................... 29,927 2,103,270
a
Templeton Developing Markets Trust , Class R6 ............................. 178,874 3,323,480
a
Templeton Foreign Fund , Class R6 ...................................... 437,567 3,268,624
30,170,313
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 79,182,170 ) ................................................................
102,885,353
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.0%
†
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .................. 3,409 3,409
Total Money Market Funds (Cost $ 3,409 ) .......................................
3,409
Principal
Amount
Repurchase Agreements 0.8%
c
Joint Repurchase Agreement , 4.41% , 1/02/25 (Maturity Value $ 830,328 )
BNP Paribas Securities Corp. (Maturity Value $404,511)
Deutsche Bank Securities, Inc. (Maturity Value $264,011)
HSBC Securities (USA), Inc. (Maturity Value $161,806)
Collateralized by U.S. Government Agency Securities, 1.78% - 6%, 6/18/35 -
10/20/54; U.S. Government Agency Strips, 11/15/53; U.S. Treasury Notes, 3.75%,
12/31/28; and U.S. Treasury Notes, Index Linked, 0.38%, 7/15/25 (valued at
$ 846,801 ) ....................................................... $ 830,124 830,124
Total Repurchase Agreements (Cost $ 830,124 ) ..................................
830,124
Total Short Term Investments (Cost $ 833,533 ) ..................................
833,533
a
Total Investments (Cost $ 80,015,703 ) 100.1% ...................................
$103,718,886
Other Assets, less Liabilities (0.1) % ...........................................
(146,625)
Net Assets 100.0% ...........................................................
$103,572,261

Franklin Fund Allocator Series
Schedule of Investments
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
50
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
51
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.52 $11.55 $14.60 $15.76 $14.01
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.22 0.23 0.14 0.24 0.17
Net realized and unrealized gains (losses) ........... 1.88 1.97 (2.71) 2.51 2.03
Total from investment operations .................... 2.10 2.20 (2.57) 2.75 2.20
Less distributions from:
Net investment income .......................... (0.33) (0.19) (0.08) (0.43) (0.22)
Net realized gains ............................. (0.04) (0.04) (0.40) (3.48) (0.23)
Total distributions ............................... (0.37) (0.23) (0.48) (3.91) (0.45)
Net asset value, end of year ....................... $15.25 $13.52 $11.55 $14.60 $15.76
Total return
d
................................... 15.53% 19.28% (17.52)% 17.58% 16.22%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.06% 1.16% 1.31% 1.28% 1.28%
Expenses net of waiver and payments by affiliates
e
...... 0.52% 0.50% 0.49%
f
0.45% 0.42%
f
Net investment income
c
........................... 1.46% 1.89% 1.11% 1.42% 1.23%
Supplemental data
Net assets, end of year (000’s) ..................... $43,472 $31,778 $24,594 $30,413 $20,709
Portfolio turnover rate ............................ 25.21% 27.46% 43.95% 85.61% 35.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.20% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
52
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.30 $11.37 $14.40 $15.61 $13.91
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.09 0.13 0.04 0.10 0.07
Net realized and unrealized gains (losses) ........... 1.86 1.94 (2.66) 2.49 2.00
Total from investment operations .................... 1.95 2.07 (2.62) 2.59 2.07
Less distributions from:
Net investment income .......................... (0.23) (0.10) (0.01) (0.32) (0.14)
Net realized gains ............................. (0.04) (0.04) (0.40) (3.48) (0.23)
Total distributions ............................... (0.27) (0.14) (0.41) (3.80) (0.37)
Net asset value, end of year ....................... $14.98 $13.30 $11.37 $14.40 $15.61
Total return
d
................................... 14.70% 18.38% (18.13)% 16.66% 15.35%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.81% 1.91% 2.06% 2.02% 2.03%
Expenses net of waiver and payments by affiliates
e
...... 1.27% 1.25% 1.24%
f
1.20% 1.17%
f
Net investment income
c
........................... 0.64% 1.10% 0.36% 0.57% 0.48%
Supplemental data
Net assets, end of year (000’s) ..................... $8,609 $7,947 $6,564 $8,038 $7,014
Portfolio turnover rate ............................ 25.21% 27.46% 43.95% 85.61% 35.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.20% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
53
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.54 $11.57 $14.61 $15.76 $14.01
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.17 0.20 0.10 0.17 0.13
Net realized and unrealized gains (losses) ........... 1.90 1.97 (2.68) 2.54 2.03
Total from investment operations .................... 2.07 2.17 (2.58) 2.71 2.16
Less distributions from:
Net investment income .......................... (0.29) (0.16) (0.06) (0.38) (0.18)
Net realized gains ............................. (0.04) (0.04) (0.40) (3.48) (0.23)
Total distributions ............................... (0.33) (0.20) (0.46) (3.86) (0.41)
Net asset value, end of year ....................... $15.28 $13.54 $11.57 $14.61 $15.76
Total return .................................... 15.29% 18.96% (17.64)% 17.23% 15.92%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.31% 1.41% 1.56% 1.51% 1.53%
Expenses net of waiver and payments by affiliates
d
...... 0.77% 0.75% 0.74%
e
0.70% 0.67%
e
Net investment income
c
........................... 1.17% 1.60% 0.84% 0.97% 0.91%
Supplemental data
Net assets, end of year (000’s) ..................... $2,261 $1,868 $1,608 $1,857 $2,468
Portfolio turnover rate ............................ 25.21% 27.46% 43.95% 85.61% 35.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.20% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
54
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.65 $11.66 $14.72 $15.87 $14.10
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.31 0.34 0.20 0.14 0.21
Net realized and unrealized gains (losses) ........... 1.86 1.92 (2.76) 2.68 2.05
Total from investment operations .................... 2.17 2.26 (2.56) 2.82 2.26
Less distributions from:
Net investment income .......................... (0.37) (0.23) (0.12) (0.49) (0.26)
Net realized gains ............................. (0.04) (0.04) (0.40) (3.48) (0.23)
Total distributions ............................... (0.41) (0.27) (0.52) (3.97) (0.49)
Capital contributions ............................. — — 0.02 — —
Net asset value, end of year ....................... $15.41 $13.65 $11.66 $14.72 $15.87
Total return .................................... 15.92% 19.60% (17.18)%
d
17.84% 16.59%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.92% 0.78% 0.43% 0.51% 0.59%
Expenses net of waiver and payments by affiliates
e
...... 0.21% 0.21% 0.19%
f
0.14% 0.12%
f
Net investment income
c
........................... 2.05% 2.69% 1.66% 0.85% 1.54%
Supplemental data
Net assets, end of year (000’s) ..................... $222 $91 $5 $2 $22,839
Portfolio turnover rate ............................ 25.21% 27.46% 43.95% 85.61% 35.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (17.32)%.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.20% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
55
a
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.64 $11.65 $14.72 $15.87 $14.10
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.25 0.27 0.17 0.28 0.20
Net realized and unrealized gains (losses) ........... 1.91 1.98 (2.73) 2.53 2.05
Total from investment operations .................... 2.16 2.25 (2.56) 2.81 2.25
Less distributions from:
Net investment income .......................... (0.36) (0.22) (0.11) (0.48) (0.25)
Net realized gains ............................. (0.04) (0.04) (0.40) (3.48) (0.23)
Total distributions ............................... (0.40) (0.26) (0.51) (3.96) (0.48)
Net asset value, end of year ....................... $15.40 $13.64 $11.65 $14.72 $15.87
Total return .................................... 15.87% 19.56% (17.30)% 17.77% 16.54%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.81% 0.91% 1.06% 1.03% 1.03%
Expenses net of waiver and payments by affiliates
d
...... 0.27% 0.25% 0.25%
e
0.20% 0.18%
e
Net investment income
c
........................... 1.68% 2.16% 1.41% 1.62% 1.45%
Supplemental data
Net assets, end of year (000’s) ..................... $1,655 $1,330 $978 $942 $720
Portfolio turnover rate ............................ 25.21% 27.46% 43.95% 85.61% 35.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.20% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2024
Franklin LifeSmart™ 2050 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
56
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.4%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 24,563 $ 587,301
Domestic Equity 64.2%
a
Franklin Growth Fund , Class R6 ........................................ 57,523 7,746,621
a
Franklin U.S. Core Equity (IU) Fund ..................................... 781,412 13,487,178
a
Franklin U.S. Equity Index ETF ......................................... 112,205 5,761,110
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 69,337 4,065,922
iShares MSCI USA Quality Factor ETF ................................... 3,036 540,651
a
Putnam Large Cap Value Fund , Class R6 ................................. 130,246 4,492,188
36,093,670
Domestic Fixed Income 3.1%
a
Franklin U.S. Core Bond ETF .......................................... 82,009 1,729,570
Foreign Equity 31.1%
a
ClearBridge International Growth Fund , Class IS ............................ 19,247 1,244,154
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 294,366 2,981,930
a
Franklin International Core Equity (IU) Fund ............................... 703,265 8,228,200
iShares Core MSCI EAFE ETF ......................................... 17,332 1,218,093
a
Templeton Developing Markets Trust , Class R6 ............................. 103,747 1,927,623
a
Templeton Foreign Fund , Class R6 ...................................... 253,751 1,895,517
17,495,517
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 44,178,135 ) ................................................................
55,906,058
a a a a
Short Term Investments 0.7%
a
Money Market Funds 0.0%
†
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .................. 1,844 1,844
Total Money Market Funds (Cost $ 1,844 ) .......................................
1,844
Principal
Amount
Repurchase Agreements 0.7%
c
Joint Repurchase Agreement , 4.41% , 1/02/25 (Maturity Value $ 395,384 )
BNP Paribas Securities Corp. (Maturity Value $192,620)
Deutsche Bank Securities, Inc. (Maturity Value $125,716)
HSBC Securities (USA), Inc. (Maturity Value $77,048)
Collateralized by U.S. Government Agency Securities, 1.78% - 6%, 6/18/35 -
10/20/54; U.S. Government Agency Strips, 11/15/53; U.S. Treasury Notes, 3.75%,
12/31/28; and U.S. Treasury Notes, Index Linked, 0.38%, 7/15/25 (valued at
$ 403,228 ) ....................................................... $ 395,287 395,287
Total Repurchase Agreements (Cost $ 395,287 ) ..................................
395,287
Total Short Term Investments (Cost $ 397,131 ) ..................................
397,131
a
Total Investments (Cost $ 44,575,266 ) 100.1% ...................................
$56,303,189
Other Assets, less Liabilities (0.1) % ...........................................
(83,893)
Net Assets 100.0% ...........................................................
$56,219,296

Franklin Fund Allocator Series
Schedule of Investments
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
57
See Abbreviations on page 113 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
58
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.23 $10.48 $13.21 $13.41 $11.86
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.19 0.21 0.13 0.20 0.15
Net realized and unrealized gains (losses) ........... 1.73 1.79 (2.46) 2.12 1.69
Total from investment operations .................... 1.92 2.00 (2.33) 2.32 1.84
Less distributions from:
Net investment income .......................... (0.29) (0.17) (0.07) (0.40) (0.19)
Net realized gains ............................. (0.05) (0.08) (0.33) (2.12) (0.10)
Total distributions ............................... (0.34) (0.25) (0.40) (2.52) (0.29)
Net asset value, end of year ....................... $13.81 $12.23 $10.48 $13.21 $13.41
Total return
d
................................... 15.73% 19.32% (17.54)% 17.34% 15.95%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.23% 1.43% 1.65% 1.79% 2.03%
Expenses net of waiver and payments by affiliates
e
...... 0.52% 0.50%
f
0.49%
f
0.46%
f
0.43%
f
Net investment income
c
........................... 1.40% 1.90% 1.16% 1.38% 1.27%
Supplemental data
Net assets, end of year (000’s) ..................... $30,422 $24,201 $17,210 $17,727 $12,408
Portfolio turnover rate ............................ 27.08% 29.62% 28.43% 87.74% 32.75%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.20% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
59
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.92 $10.22 $12.92 $13.18 $11.69
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.08 0.12 0.05 0.09 0.06
Net realized and unrealized gains (losses) ........... 1.69 1.75 (2.41) 2.08 1.66
Total from investment operations .................... 1.77 1.87 (2.36) 2.17 1.72
Less distributions from:
Net investment income .......................... (0.21) (0.09) (0.01) (0.31) (0.13)
Net realized gains ............................. (0.05) (0.08) (0.33) (2.12) (0.10)
Total distributions ............................... (0.26) (0.17) (0.34) (2.43) (0.23)
Net asset value, end of year ....................... $13.43 $11.92 $10.22 $12.92 $13.18
Total return
d
................................... 14.86% 18.48% (18.19)% 16.49% 15.07%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.98% 2.19% 2.40% 2.54% 2.78%
Expenses net of waiver and payments by affiliates
e
...... 1.27% 1.25%
f
1.24%
f
1.21%
f
1.18%
f
Net investment income
c
........................... 0.62% 1.12% 0.42% 0.60% 0.51%
Supplemental data
Net assets, end of year (000’s) ..................... $7,828 $7,243 $5,880 $6,236 $5,083
Portfolio turnover rate ............................ 27.08% 29.62% 28.43% 87.74% 32.75%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.20% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
60
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.16 $10.42 $13.15 $13.36 $11.82
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.16 0.18 0.10 0.17 0.11
Net realized and unrealized gains (losses) ........... 1.72 1.79 (2.45) 2.10 1.69
Total from investment operations .................... 1.88 1.97 (2.35) 2.27 1.80
Less distributions from:
Net investment income .......................... (0.26) (0.15) (0.05) (0.36) (0.16)
Net realized gains ............................. (0.05) (0.08) (0.33) (2.12) (0.10)
Total distributions ............................... (0.31) (0.23) (0.38) (2.48) (0.26)
Net asset value, end of year ....................... $13.73 $12.16 $10.42 $13.15 $13.36
Total return .................................... 15.47% 19.07% (17.79)% 17.07% 15.61%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.47% 1.68% 1.89% 2.04% 2.29%
Expenses net of waiver and payments by affiliates
d
...... 0.77% 0.75%
e
0.74%
e
0.71%
e
0.67%
e
Net investment income
c
........................... 1.17% 1.64% 0.94% 1.16% 0.95%
Supplemental data
Net assets, end of year (000’s) ..................... $1,684 $1,321 $996 $936 $580
Portfolio turnover rate ............................ 27.08% 29.62% 28.43% 87.74% 32.75%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.20% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
61
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.49 $10.69 $13.24 $13.43 $11.87
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.27 0.31 0.15 0.13 0.18
Net realized and unrealized gains (losses) ........... 1.74 1.77 (2.44) 2.24 1.70
Total from investment operations .................... 2.01 2.08 (2.29) 2.37 1.88
Less distributions from:
Net investment income .......................... (0.33) (0.20) (0.09) (0.44) (0.22)
Net realized gains ............................. (0.05) (0.08) (0.33) (2.12) (0.10)
Total distributions ............................... (0.38) (0.28) (0.42) (2.56) (0.32)
Capital contributions ............................. — — 0.16 — —
Net asset value, end of year ....................... $14.12 $12.49 $10.69 $13.24 $13.43
Total return .................................... 16.13% 19.74% (15.90)%
d
17.72% 16.34%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.90% 2.37% 0.59% 0.67% 0.87%
Expenses net of waiver and payments by affiliates
e
...... 0.22% 0.20%
f
0.15%
f
0.12%
f
0.13%
f
Net investment income
c
........................... 1.96% 2.64% 1.29% 0.87% 1.57%
Supplemental data
Net assets, end of year (000’s) ..................... $76 $27 $4 $8 $12,017
Portfolio turnover rate ............................ 27.08% 29.62% 28.43% 87.74% 32.75%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (17.14)%.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.20% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
62
a
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.25 $10.50 $13.22 $13.42 $11.87
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.23 0.23 0.16 0.24 0.21
Net realized and unrealized gains (losses) ........... 1.73 1.80 (2.46) 2.11 1.66
Total from investment operations .................... 1.96 2.03 (2.30) 2.35 1.87
Less distributions from:
Net investment income .......................... (0.32) (0.20) (0.09) (0.43) (0.22)
Net realized gains ............................. (0.05) (0.08) (0.33) (2.12) (0.10)
Total distributions ............................... (0.37) (0.28) (0.42) (2.55) (0.32)
Net asset value, end of year ....................... $13.84 $12.25 $10.50 $13.22 $13.42
Total return .................................... 16.07% 19.56% (17.30)% 17.60% 16.19%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.98% 1.21% 1.39% 1.54% 1.77%
Expenses net of waiver and payments by affiliates
d
...... 0.27% 0.25%
e
0.24%
e
0.21%
e
0.19%
e
Net investment income
c
........................... 1.68% 2.05% 1.43% 1.61% 1.74%
Supplemental data
Net assets, end of year (000’s) ..................... $809 $579 $519 $505 $378
Portfolio turnover rate ............................ 27.08% 29.62% 28.43% 87.74% 32.75%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.20% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2024
Franklin LifeSmart™ 2055 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
63
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.3%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 17,713 $ 423,518
Domestic Equity 65.1%
a
Franklin Growth Fund , Class R6 ........................................ 42,367 5,705,557
a
Franklin U.S. Core Equity (IU) Fund ..................................... 575,545 9,933,899
a
Franklin U.S. Equity Index ETF ......................................... 82,600 4,241,056
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 51,049 2,993,513
iShares MSCI USA Quality Factor ETF ................................... 2,225 396,228
a
Putnam Large Cap Value Fund , Class R6 ................................. 95,921 3,308,306
26,578,559
Domestic Fixed Income 1.5%
a
Franklin U.S. Core Bond ETF .......................................... 29,721 626,816
Foreign Equity 31.7%
a
ClearBridge International Growth Fund , Class IS ............................ 14,175 916,277
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 216,986 2,198,072
a
Franklin International Core Equity (IU) Fund ............................... 517,934 6,059,827
iShares Core MSCI EAFE ETF ......................................... 12,780 898,178
a
Templeton Developing Markets Trust , Class R6 ............................. 76,483 1,421,049
a
Templeton Foreign Fund , Class R6 ...................................... 186,953 1,396,537
12,889,940
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 32,233,792 ) ................................................................
40,518,833
a a a a
Short Term Investments 0.0%
†
a
Money Market Funds 0.0%
†
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .................. 1,420 1,420
Total Money Market Funds (Cost $ 1,420 ) .......................................
1,420
Total Short Term Investments (Cost $ 1,420 ) ....................................
1,420
a
Total Investments (Cost $ 32,235,212 ) 99.3% ....................................
$40,520,253
Other Assets, less Liabilities 0.7% .............................................
299,142
Net Assets 100.0% ...........................................................
$40,819,395
See Abbreviations on page 113 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2060 Retirement Target Fund
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Annual Report The accompanying notes are an integral part of these financial statements.
64
a
Year Ended December 31, Year Ended
December 31,
2021
a
2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $10.48 $9.00 $11.26 $10.00
Income from investment operations
b
:
Net investment income
c,d
..................................... 0.17 0.19 0.14 0.27
Net realized and unrealized gains (losses) ........................ 1.48 1.49 (2.15) 1.58
Total from investment operations ................................. 1.65 1.68 (2.01) 1.85
Less distributions from:
Net investment income ....................................... (0.22) (0.17) (0.07) (0.32)
Net realized gains .......................................... (0.03) (0.03) (0.18) (0.27)
Total distributions ............................................ (0.25) (0.20) (0.25) (0.59)
Net asset value, end of year .................................... $11.88 $10.48 $9.00 $11.26
Total return
e
................................................ 15.71% 18.80% (17.81)% 18.52%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.................. 2.63% 4.63% 7.64% 13.83%
Expenses net of waiver and payments by affiliates
g
................... 0.52% 0.51%
h
0.44%
h
0.21%
Net investment income
d
........................................ 1.49% 1.93% 1.47% 2.34%
Supplemental data
Net assets, end of year (000’s) .................................. $5,929 $3,364 $1,631 $325
Portfolio turnover rate ......................................... 27.48% 31.87% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.20% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Annual Report
65
a
Year Ended December 31, Year Ended
December 31,
2021
a
2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $10.45 $8.99 $11.25 $10.00
Income from investment operations
b
:
Net investment income
c,d
..................................... 0.08 0.13 0.07 0.28
Net realized and unrealized gains (losses) ........................ 1.47 1.47 (2.13) 1.56
Total from investment operations ................................. 1.55 1.60 (2.06) 1.84
Less distributions from:
Net investment income ....................................... (0.15) (0.11) (0.02) (0.32)
Net realized gains .......................................... (0.03) (0.03) (0.18) (0.27)
Total distributions ............................................ (0.18) (0.14) (0.20) (0.59)
Net asset value, end of year .................................... $11.82 $10.45 $8.99 $11.25
Total return
e
................................................ 14.79% 17.90% (18.23)% 18.43%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.................. 3.39% 5.05% 8.76% 14.00%
Expenses net of waiver and payments by affiliates
g
................... 1.27% 1.27%
h
1.10%
h
0.21%
Net investment income
d
........................................ 0.73% 1.32% 0.80% 2.49%
Supplemental data
Net assets, end of year (000’s) .................................. $767 $475 $176 $68
Portfolio turnover rate ......................................... 27.48% 31.87% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.20% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
66
a
Year Ended December 31, Year Ended
December 31,
2021
a
2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $10.48 $9.00 $11.25 $10.00
Income from investment operations
b
:
Net investment income
c,d
..................................... 0.17 0.16 0.09 0.23
Net realized and unrealized gains (losses) ........................ 1.43 1.49 (2.11) 1.61
Total from investment operations ................................. 1.60 1.65 (2.02) 1.84
Less distributions from:
Net investment income ....................................... (0.19) (0.14) (0.05) (0.32)
Net realized gains .......................................... (0.03) (0.03) (0.18) (0.27)
Total distributions ............................................ (0.22) (0.17) (0.23) (0.59)
Net asset value, end of year .................................... $11.86 $10.48 $9.00 $11.25
Total return
e
................................................ 15.29% 18.54% (17.91)% 18.42%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.................. 2.67% 4.79% 7.79% 12.86%
Expenses net of waiver and payments by affiliates
g
................... 0.77% 0.76%
h
0.61%
h
0.21%
Net investment income
d
........................................ 1.45% 1.68% 1.00% 2.02%
Supplemental data
Net assets, end of year (000’s) .................................. $121 $54 $32 $37
Portfolio turnover rate ......................................... 27.48% 31.87% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.20% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
67
a
Year Ended December 31, Year Ended
December 31,
2021
a
2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $10.50 $9.02 $11.26 $10.00
Income from investment operations
b
:
Net investment income
c,d
..................................... 0.20 0.20 0.13 0.16
Net realized and unrealized gains (losses) ........................ 1.49 1.50 (2.13) 1.69
Total from investment operations ................................. 1.69 1.70 (2.00) 1.85
Less distributions from:
Net investment income ....................................... (0.25) (0.19) (0.08) (0.32)
Net realized gains .......................................... (0.03) (0.03) (0.18) (0.27)
Total distributions ............................................ (0.28) (0.22) (0.26) (0.59)
Capital contributions .......................................... — — 0.02 —
Net asset value, end of year .................................... $11.91 $10.50 $9.02 $11.26
Total return
e
................................................ 16.08% 19.08% (17.45)%
f
18.56%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates
h
.................. 2.52% 4.35% 6.87% 13.90%
Expenses net of waiver and payments by affiliates
h
................... 0.22% 0.21% 0.20%
i
0.15%
Net investment income
d
........................................ 1.75% 2.10% 1.39% 1.38%
Supplemental data
Net assets, end of year (000’s) .................................. $16 $11 $9 $11
Portfolio turnover rate ......................................... 27.48% 31.87% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (17.62)%.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.20% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
68
a
Year Ended December 31, Year Ended
December 31,
2021
a
2024 2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $10.48 $9.00 $11.25 $10.00
Income from investment operations
b
:
Net investment income
c,d
..................................... 0.19 0.20 0.13 0.20
Net realized and unrealized gains (losses) ........................ 1.48 1.50 (2.12) 1.64
Total from investment operations ................................. 1.67 1.70 (1.99) 1.84
Less distributions from:
Net investment income ....................................... (0.24) (0.19) (0.08) (0.32)
Net realized gains .......................................... (0.03) (0.03) (0.18) (0.27)
Total distributions ............................................ (0.27) (0.22) (0.26) (0.59)
Net asset value, end of year .................................... $11.88 $10.48 $9.00 $11.25
Total return
e
................................................ 15.96% 19.07% (17.59)% 18.41%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.................. 2.50% 4.51% 7.40% 14.59%
Expenses net of waiver and payments by affiliates
g
................... 0.27% 0.25%
h
0.25%
h
0.20%
Net investment income
d
........................................ 1.63% 2.06% 1.35% 1.75%
Supplemental data
Net assets, end of year (000’s) .................................. $1,239 $1,054 $888 $1,096
Portfolio turnover rate ......................................... 27.48% 31.87% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.20% for the year ended December 31, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2024
Franklin LifeSmart™ 2060 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
69
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.9%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 3,419 $ 81,748
Domestic Equity 64.9%
a
Franklin Growth Fund , Class R6 ........................................ 8,359 1,125,755
a
Franklin U.S. Core Equity (IU) Fund ..................................... 113,453 1,958,206
a
Franklin U.S. Equity Index ETF ......................................... 16,250 834,348
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 10,030 588,159
iShares MSCI USA Quality Factor ETF ................................... 425 75,684
a
Putnam Large Cap Value Fund , Class R6 ................................. 18,923 652,646
5,234,798
Domestic Fixed Income 1.5%
a
Franklin U.S. Core Bond ETF .......................................... 5,850 123,377
Foreign Equity 31.5%
a
ClearBridge International Growth Fund , Class IS ............................ 2,792 180,502
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 42,865 434,220
a
Franklin International Core Equity (IU) Fund ............................... 102,159 1,195,263
iShares Core MSCI EAFE ETF ......................................... 2,489 174,927
a
Templeton Developing Markets Trust , Class R6 ............................. 15,126 281,047
a
Templeton Foreign Fund , Class R6 ...................................... 36,951 276,020
2,541,979
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 7,165,682 ) .................................................................
7,981,902
a a a a
Short Term Investments 0.0%
†
a
Money Market Funds 0.0%
†
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .................. 345 345
Total Money Market Funds (Cost $ 345 ) .........................................
345
Total Short Term Investments (Cost $ 345 ) ......................................
345
a
Total Investments (Cost $ 7,166,027 ) 98.9% .....................................
$7,982,247
Other Assets, less Liabilities 1.1% .............................................
89,287
Net Assets 100.0% ...........................................................
$8,071,534
See Abbreviations on page 113 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
70
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $8,233,953 $320,252 $1,586,619 $1,202,120
Cost - Non-controlled affiliates (Note 3 f ) ..... 36,457,932 22,572,679 91,910,531 59,574,003
Cost - Unaffiliated repurchase agreements ... — 172,523 1,169,440 554,105
Value - Unaffiliated issuers ............... $9,293,808 $379,583 $1,945,382 $1,497,233
Value - Non-controlled affiliates (Note 3 f ) ..... 35,537,326 24,907,340 106,366,408 70,158,592
Value - Unaffiliated repurchase agreements ... — 172,523 1,169,440 554,105
Cash ................................. 2,387 1,648 2,402 416
Receivables:
Capital shares sold ..................... 14,203 2,883 212,134 129,632
Dividends and interest .................. 61,771 650 143 2,074
Affiliates ............................. 24,485 20,876 13,523 26,542
Total assets ....................... 44,933,980 25,485,503 109,709,432 72,368,594
Liabilities:
Payables:
Capital shares redeemed ................ 13,691 6 1,107,275 574
Distribution fees ....................... 11,126 7,008 30,715 23,116
Transfer agent fees ..................... 14,160 9,805 42,474 29,913
Reports to shareholders fees ............. 8,600 5,502 8,010 6,790
Registration and filing fees ............... 4,742 7,209 4,619 5,940
Professional fees ...................... 30,035 22,733 22,915 22,652
Trustees' fees and expenses .............. 24 25 53 25
Accrued expenses and other liabilities ........ 1,497 2,199 2,777 2,525
Total liabilities ...................... 83,875 54,487 1,218,838 91,535
Net assets, at value .............. $44,850,105 $25,431,016 $108,490,594 $72,277,059
Net assets consist of:
Paid-in capital .......................... $48,898,426 $23,473,410 $93,356,123 $61,216,948
Total distributable earnings (losses) .......... (4,048,321) 1,957,606 15,134,471 11,060,111
Net assets, at value .............. $44,850,105 $25,431,016 $108,490,594 $72,277,059

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
71
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Class A:
Net assets, at value .................... $37,045,050 $22,170,220 $92,991,942 $56,797,175
Shares outstanding ..................... 3,543,460 1,823,856 7,195,715 4,085,276
Net asset value per share
a ,b
............... $10.45 $12.16 $12.92 $13.90
Maximum offering price per share (net asset
value per share ÷ 94 .50% )
b
............... $11.06 $12.87 $13.67 $14.71
Class C:
Net assets, at value .................... $2,927,612 $2,356,719 $11,298,992 $11,084,146
Shares outstanding ..................... 283,560 195,432 894,470 811,921
Net asset value and maximum offering price per
share
a ,b
.............................. $10.32 $12.06 $12.63 $13.65
Class R:
Net assets, at value .................... $1,443,886 $360,186 $1,707,470 $2,133,492
Shares outstanding ..................... 138,622 29,619 132,695 153,941
Net asset value and maximum offering price per
share
b
............................... $10.42 $12.16 $12.87 $13.86
Class R6:
Net assets, at value .................... $102,660 $8,865 $27,093 $99,073
Shares outstanding ..................... 9,768 709 2,087 7,028
Net asset value and maximum offering price per
share
b
............................... $10.51 $12.50 $12.98 $14.10
Advisor Class:
Net assets, at value .................... $3,330,897 $535,026 $2,465,097 $2,163,173
Shares outstanding ..................... 317,379 43,850 190,162 154,792
Net asset value and maximum offering price per
share
b
............................... $10.50 $12.20 $12.96 $13.97
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
72
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $2,701,766 $1,377,495 $2,574,468 $1,510,334
Cost - Non-controlled affiliates (Note 3 f ) ..... 110,120,957 48,776,398 76,611,111 42,669,645
Cost - Unaffiliated repurchase agreements ... 1,207,730 509,508 830,124 395,287
Value - Unaffiliated issuers ............... $3,294,432 $1,638,730 $3,029,286 $1,758,744
Value - Non-controlled affiliates (Note 3 f ) ..... 135,084,988 60,103,744 99,859,476 54,149,158
Value - Unaffiliated repurchase agreements ... 1,207,730 509,508 830,124 395,287
Cash ................................. 2,455 409 2,494 233
Receivables:
Capital shares sold ..................... 265,002 26,954 54,195 29,759
Dividends and interest .................. 148 2,081 — 1,819
Affiliates ............................. 12,266 29,643 23,658 30,919
Total assets ....................... 139,867,021 62,311,069 103,799,233 56,365,919
Liabilities:
Payables:
Capital shares redeemed ................ 450,867 41,972 118,378 65,631
Distribution fees ....................... 40,969 18,676 30,098 18,024
Transfer agent fees ..................... 57,812 28,453 44,800 30,723
Reports to shareholders fees ............. 9,215 6,791 8,744 7,651
Registration and filing fees ............... 5,058 6,782 — 7
Professional fees ...................... 22,942 22,604 22,740 22,667
Trustees' fees and expenses .............. 39 16 23 7
Accrued expenses and other liabilities ........ 2,744 2,449 2,189 1,913
Total liabilities ...................... 589,646 127,743 226,972 146,623
Net assets, at value .............. $139,277,375 $62,183,326 $103,572,261 $56,219,296
Net assets consist of:
Paid-in capital .......................... $110,590,702 $48,947,120 $76,675,233 $42,648,858
Total distributable earnings (losses) .......... 28,686,673 13,236,206 26,897,028 13,570,438
Net assets, at value .............. $139,277,375 $62,183,326 $103,572,261 $56,219,296

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
73
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Class A:
Net assets, at value .................... $112,782,865 $50,893,986 $87,733,187 $43,472,139
Shares outstanding ..................... 7,777,113 3,513,405 5,668,019 2,849,992
Net asset value per share
a ,b
............... $14.50 $14.49 $15.48 $15.25
Maximum offering price per share (net asset
value per share ÷ 94 .50% )
b
............... $15.34 $15.33 $16.38 $16.14
Class C:
Net assets, at value .................... $15,892,222 $8,040,623 $11,572,597 $8,609,152
Shares outstanding ..................... 1,135,537 569,507 781,626 574,541
Net asset value and maximum offering price per
share
a ,b
.............................. $14.00 $14.12 $14.81 $14.98
Class R:
Net assets, at value .................... $5,603,650 $1,259,929 $1,573,989 $2,260,909
Shares outstanding ..................... 386,979 86,993 102,329 147,939
Net asset value and maximum offering price per
share
b
............................... $14.48 $14.48 $15.38 $15.28
Class R6:
Net assets, at value .................... $222,292 $339,321 $797,780 $222,436
Shares outstanding ..................... 15,146 23,200 49,192 14,434
Net asset value and maximum offering price per
share
b
............................... $14.68 $14.63 $16.22 $15.41
Advisor Class:
Net assets, at value .................... $4,776,346 $1,649,467 $1,894,708 $1,654,660
Shares outstanding ..................... 325,057 113,032 120,944 107,443
Net asset value and maximum offering price per
share
b
............................... $14.69 $14.59 $15.67 $15.40
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
74
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $1,100,286 $225,879
Cost - Non-controlled affiliates (Note 3 f ) ....................................... 31,134,926 6,940,148
Value - Unaffiliated issuers ................................................. $1,294,406 $250,611
Value - Non-controlled affiliates (Note 3 f ) ....................................... 39,225,847 7,731,636
Cash ................................................................... 351,037 86,799
Receivables:
Capital shares sold ....................................................... 41,990 22,823
Dividends and interest .................................................... 1,379 335
Affiliates ............................................................... 31,211 22,990
Total assets ......................................................... 40,945,870 8,115,194
Liabilities:
Payables:
Capital shares redeemed .................................................. 48,025 —
Distribution fees ......................................................... 14,201 1,974
Transfer agent fees ....................................................... 28,812 11,981
Reports to shareholders fees ............................................... 7,666 5,536
Registration and filing fees ................................................. 2,920 3,000
Professional fees ........................................................ 22,615 19,875
Trustees' fees and expenses ................................................ 11 8
Accrued expenses and other liabilities .......................................... 2,225 1,286
Total liabilities ........................................................ 126,475 43,660
Net assets, at value ................................................ $40,819,395 $8,071,534
Net assets consist of:
Paid-in capital ............................................................ $31,301,445 $7,092,926
Total distributable earnings (losses) ............................................ 9,517,950 978,608
Net assets, at value ................................................ $40,819,395 $8,071,534

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
75
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Class A:
Net assets, at value ...................................................... $30,421,615 $5,928,523
Shares outstanding ....................................................... 2,202,243 499,170
Net asset value per share
a ,b
................................................. $13.81 $11.88
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
............... $14.61 $12.57
Class C:
Net assets, at value ...................................................... $7,828,342 $767,139
Shares outstanding ....................................................... 582,745 64,887
Net asset value and maximum offering price per share
a ,b
........................... $13.43 $11.82
Class R:
Net assets, at value ...................................................... $1,684,230 $120,691
Shares outstanding ....................................................... 122,649 10,173
Net asset value and maximum offering price per share
b
............................ $13.73 $11.86
Class R6:
Net assets, at value ...................................................... $75,829 $15,693
Shares outstanding ....................................................... 5,371 1,318
Net asset value and maximum offering price per share
b
............................ $14.12 $11.91
Advisor Class:
Net assets, at value ...................................................... $809,379 $1,239,488
Shares outstanding ....................................................... 58,465 104,368
Net asset value and maximum offering price per share
b
............................ $13.84 $11.88
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the year ended December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
76
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ..................... $496,491 $35,767 $100,655 $73,324
Non-controlled affiliates (Note 3 f ) .......... 1,806,645 799,859 3,071,488 1,801,965
Interest:
Unaffiliated issuers ..................... 83,411 2,134 6,737 4,230
Total investment income ................ 2,386,547 837,760 3,178,880 1,879,519
Expenses:
Management & Asset allocation fees (Note 3 a ) .. 113,211 68,920 282,923 177,444
Distribution fees: (Note 3c )
    Class A ............................. 94,283 59,827 241,449 138,283
    Class C ............................. 31,094 26,909 116,389 113,131
    Class R ............................. 6,886 1,807 8,481 10,105
Transfer agent fees: (Note 3e )
    Class A ............................. 49,382 29,943 129,596 87,684
    Class C ............................. 4,081 3,358 15,589 17,931
    Class R ............................. 1,802 450 2,260 3,208
    Class R6 ............................ 210 66 310 441
    Advisor Class ......................... 3,892 719 3,928 3,413
Custodian fees ......................... — 1,228 1,350 1,256
Reports to shareholders fees ............... 11,684 6,681 11,341 9,805
Registration and filing fees ................. 77,524 81,661 78,694 82,082
Professional fees ........................ 56,913 49,127 49,002 48,258
Trustees' fees and expenses ............... 730 554 1,430 991
Other ................................. 17,979 19,304 20,087 19,890
Total expenses ...................... 469,671 350,554 962,829 713,922
Expenses waived/paid by affiliates (Note 3 f
and 3 g ) ........................... (314,818) (195,760) (313,328) (273,497)
Net expenses ...................... 154,853 154,794 649,501 440,425
Net investment income ............. 2,231,694 682,966 2,529,379 1,439,094
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... 434,002 (52,910) (91,570) 4,217
Non-controlled affiliates (Note 3 f ) ......... (1,023,373) 487,805 2,122,820 719,719
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 f ) ......... 72,412 473,768 2,402,723 1,851,844
Net realized gain (loss) ............... (516,959) 908,663 4,433,973 2,575,780
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 500,607 103,190 372,597 172,804
Non-controlled affiliates (Note 3 f ) ......... 1,369,587 430,225 2,788,134 2,909,470
Net change in unrealized appreciation
(depreciation) ...................... 1,870,194 533,415 3,160,731 3,082,274
Net realized and unrealized gain (loss) ......... 1,353,235 1,442,078 7,594,704 5,658,054
Net increase (decrease) in net assets resulting from
operations ............................... $3,584,929 $2,125,044 $10,124,083 $7,097,148

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the year ended December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
77
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ..................... $150,021 $70,386 $87,537 $60,951
Non-controlled affiliates (Note 3 f ) .......... 3,182,559 1,268,374 1,936,888 949,430
Interest:
Unaffiliated issuers ..................... 7,538 3,561 5,662 3,649
Total investment income ................ 3,340,118 1,342,321 2,030,087 1,014,030
Expenses:
Management & Asset allocation fees (Note 3 a ) .. 342,846 147,143 248,991 129,011
Distribution fees: (Note 3c )
    Class A ............................. 277,654 119,240 208,534 98,017
    Class C ............................. 164,843 80,336 121,571 85,696
    Class R ............................. 25,416 6,060 7,870 10,703
Transfer agent fees: (Note 3e )
    Class A ............................. 174,698 88,052 147,560 92,114
    Class C ............................. 25,896 14,865 21,555 20,408
    Class R ............................. 8,041 2,235 2,780 5,070
    Class R6 ............................ 604 199 622 394
    Advisor Class ......................... 6,822 2,978 3,070 3,704
Custodian fees ......................... 1,323 1,235 1,252 1,208
Reports to shareholders fees ............... 13,292 10,891 12,736 11,068
Registration and filing fees ................. 69,309 81,649 77,413 84,223
Professional fees ........................ 49,034 48,532 47,236 48,823
Trustees' fees and expenses ............... 1,675 865 1,279 772
Other ................................. 20,366 19,711 19,444 19,136
Total expenses ...................... 1,181,819 623,991 921,913 610,347
Expenses waived/paid by affiliates (Note 3 f
and 3 g ) ........................... (345,331) (258,444) (310,436) (278,129)
Net expenses ...................... 836,488 365,547 611,477 332,218
Net investment income ............. 2,503,630 976,774 1,418,610 681,812
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... 82,692 75,967 222,127 104,543
Non-controlled affiliates (Note 3 f ) ......... 1,977,680 887,729 1,999,553 651,660
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 f ) ......... 4,071,632 1,764,627 3,273,929 1,898,226
Net realized gain (loss) ............... 6,132,004 2,728,323 5,495,609 2,654,429
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 281,715 85,033 84,056 44,332
Non-controlled affiliates (Note 3 f ) ......... 6,580,767 3,347,575 6,171,736 3,586,560
Net change in unrealized appreciation
(depreciation) ...................... 6,862,482 3,432,608 6,255,792 3,630,892
Net realized and unrealized gain (loss) ......... 12,994,486 6,160,931 11,751,401 6,285,321
Net increase (decrease) in net assets resulting from
operations ............................... $15,498,116 $7,137,705 $13,170,011 $6,967,133

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the year ended December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
78
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ....................................................... $49,262 $8,437
Non-controlled affiliates (Note 3 f ) ............................................ 681,936 123,071
Total investment income .................................................. 731,198 131,508
Expenses:
Management & Asset allocation fees (Note 3 a ) .................................... 95,664 16,537
Distribution fees: (Note 3c )
    Class A ............................................................... 70,600 11,799
    Class C ............................................................... 77,016 6,198
    Class R ............................................................... 7,962 418
Transfer agent fees: (Note 3e )
    Class A ............................................................... 88,417 34,015
    Class C ............................................................... 24,293 4,470
    Class R ............................................................... 4,969 607
    Class R6 .............................................................. 607 106
    Advisor Class ........................................................... 2,142 8,477
Custodian fees ........................................................... 1,206 6
Reports to shareholders fees ................................................. 11,487 5,355
Registration and filing fees ................................................... 77,196 28,056
Professional fees .......................................................... 48,866 41,570
Trustees' fees and expenses ................................................. 652 326
Pricing fees .............................................................. 10,748 11,241
Other ................................................................... 8,274 8,119
Total expenses ........................................................ 530,099 177,300
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (272,602) (141,262)
Net expenses ........................................................ 257,497 36,038
Net investment income ............................................... 473,701 95,470
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 79,498 12,520
Non-controlled affiliates (Note 3 f ) ........................................... 504,982 41,411
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 f ) ........................................... 1,392,848 267,522
Net realized gain (loss) ................................................. 1,977,328 321,453
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 33,800 4,656
Non-controlled affiliates (Note 3 f ) ........................................... 2,831,774 440,578
Net change in unrealized appreciation (depreciation) ........................... 2,865,574 445,234
Net realized and unrealized gain (loss) ........................................... 4,842,902 766,687
Net increase (decrease) in net assets resulting from operations ......................... $5,316,603 $862,157

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
79
Franklin LifeSmart™ Retirement Income
Fund
Franklin LifeSmart™ 2020 Retirement Target
Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,231,694 $2,393,575 $682,966 $725,986
Net realized gain (loss) ............ (516,959) (1,416,333) 908,663 (530,393)
Net change in unrealized appreciation
(depreciation) ................. 1,870,194 4,061,374 533,415 3,462,550
Net increase (decrease) in net
assets resulting from operations . 3,584,929 5,038,616 2,125,044 3,658,143
Distributions to shareholders:
Class A ........................ (1,905,349) (1,988,182) (690,697) (707,742)
Class C ........................ (133,213) (158,840) (56,591) (69,368)
Class R ........................ (66,791) (82,164) (9,696) (14,856)
Class R6 ....................... (5,531) (4,787) (246) (898)
Advisor Class ................... (163,095) (164,258) (17,717) (20,685)
Total distributions to shareholders ..... (2,273,979) (2,398,231) (774,947) (813,549)
Capital share transactions: (Note 2 )
Class A ........................ (2,230,836) (931,858) (5,265,482) (3,626,232)
Class C ........................ (582,119) (948,086) (1,190,939) (704,393)
Class R ........................ (233,898) (198,695) (46,260) (318,937)
Class R6 ....................... (4,140) 28,046 (9,805) 12,913
Advisor Class ................... (381,854) 1,009,444 (222,270) 46,187
Total capital share transactions ....... (3,432,847) (1,041,149) (6,734,756) (4,590,462)
Net increase (decrease) in net
assets ..................... (2,121,897) 1,599,236 (5,384,659) (1,745,868)
Net assets:
Beginning of year .................. 46,972,002 45,372,766 30,815,675 32,561,543
End of year ...................... $44,850,105 $46,972,002 $25,431,016 $30,815,675

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
80
Franklin LifeSmart™ 2025 Retirement Target
Fund
Franklin LifeSmart™ 2030 Retirement Target
Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,529,379 $2,562,803 $1,439,094 $1,286,367
Net realized gain (loss) ............ 4,433,973 (1,504,490) 2,575,780 (184,615)
Net change in unrealized appreciation
(depreciation) ................. 3,160,731 13,438,095 3,082,274 7,326,846
Net increase (decrease) in net
assets resulting from operations . 10,124,083 14,496,408 7,097,148 8,428,598
Distributions to shareholders:
Class A ........................ (3,186,835) (2,684,010) (1,382,415) (1,026,209)
Class C ........................ (306,056) (246,946) (200,470) (143,083)
Class R ........................ (53,349) (47,499) (46,815) (25,059)
Class R6 ....................... (8,582) (19,284) (5,112) (2,507)
Advisor Class ................... (96,504) (83,704) (57,714) (41,720)
Total distributions to shareholders ..... (3,651,326) (3,081,443) (1,692,526) (1,238,578)
Capital share transactions: (Note 2 )
Class A ........................ (9,171,472) (10,100,474) 1,016,986 1,846,679
Class C ........................ (1,287,961) (1,388,211) (130,280) (465,290)
Class R ........................ (156,278) (365,719) 380,496 137,586
Class R6 ....................... (570,013) (172,542) (162,531) 179,091
Advisor Class ................... (627,860) 64,371 65,138 (42,837)
Total capital share transactions ....... (11,813,584) (11,962,575) 1,169,809 1,655,229
Net increase (decrease) in net
assets ..................... (5,340,827) (547,610) 6,574,431 8,845,249
Net assets:
Beginning of year .................. 113,831,421 114,379,031 65,702,628 56,857,379
End of year ...................... $108,490,594 $113,831,421 $72,277,059 $65,702,628

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
81
Franklin LifeSmart™ 2035 Retirement Target
Fund
Franklin LifeSmart™ 2040 Retirement Target
Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,503,630 $2,444,096 $976,774 $900,463
Net realized gain (loss) ............ 6,132,004 (375,415) 2,728,323 184,581
Net change in unrealized appreciation
(depreciation) ................. 6,862,482 15,824,328 3,432,608 6,436,848
Net increase (decrease) in net
assets resulting from operations . 15,498,116 17,893,009 7,137,705 7,521,892
Distributions to shareholders:
Class A ........................ (3,130,673) (2,737,263) (1,496,476) (970,541)
Class C ........................ (343,708) (327,711) (189,699) (141,391)
Class R ........................ (138,931) (100,870) (34,731) (22,949)
Class R6 ....................... (6,304) (3,575) (10,637) (7,338)
Advisor Class ................... (136,989) (112,245) (53,374) (35,694)
Total distributions to shareholders ..... (3,756,605) (3,281,664) (1,784,917) (1,177,913)
Capital share transactions: (Note 2 )
Class A ........................ 325,122 65,682 3,503,497 5,908,266
Class C ........................ (1,899,153) (48,205) (447,766) 88,937
Class R ........................ 1,046,435 (233,093) 28,794 (131,516)
Class R6 ....................... 47,651 52,951 39,736 25,828
Advisor Class ................... 489,343 (3,770) 69,999 108,972
Total capital share transactions ....... 9,398 (166,435) 3,194,260 6,000,487
Net increase (decrease) in net
assets ..................... 11,750,909 14,444,910 8,547,048 12,344,466
Net assets:
Beginning of year .................. 127,526,466 113,081,556 53,636,278 41,291,812
End of year ...................... $139,277,375 $127,526,466 $62,183,326 $53,636,278

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
82
Franklin LifeSmart™ 2045 Retirement Target
Fund
Franklin LifeSmart™ 2050 Retirement Target
Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,418,610 $1,507,756 $681,812 $658,693
Net realized gain (loss) ............ 5,495,609 (231,759) 2,654,429 54,402
Net change in unrealized appreciation
(depreciation) ................. 6,255,792 12,807,423 3,630,892 5,996,501
Net increase (decrease) in net
assets resulting from operations . 13,170,011 14,083,420 6,967,133 6,709,596
Distributions to shareholders:
Class A ........................ (2,530,504) (1,690,040) (986,261) (535,517)
Class C ........................ (272,032) (193,731) (156,345) (85,725)
Class R ........................ (42,933) (41,916) (47,290) (27,380)
Class R6 ....................... (24,180) (1,930) (4,386) (1,927)
Advisor Class ................... (57,444) (39,398) (41,947) (24,644)
Total distributions to shareholders ..... (2,927,093) (1,967,015) (1,236,229) (675,193)
Capital share transactions: (Note 2 )
Class A ........................ 4,000,159 3,077,971 7,396,617 2,741,585
Class C ........................ (1,138,997) (685,727) (337,740) 247,400
Class R ........................ (591,754) (456,233) 147,665 (4,202)
Class R6 ....................... 588,876 118,645 124,093 74,527
Advisor Class ................... 144,270 86,089 144,102 171,195
Total capital share transactions ....... 3,002,554 2,140,745 7,474,737 3,230,505
Net increase (decrease) in net
assets ..................... 13,245,472 14,257,150 13,205,641 9,264,908
Net assets:
Beginning of year .................. 90,326,789 76,069,639 43,013,655 33,748,747
End of year ...................... $103,572,261 $90,326,789 $56,219,296 $43,013,655

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
83
Franklin LifeSmart™ 2055 Retirement Target
Fund
Franklin LifeSmart™ 2060 Retirement Target
Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $473,701 $496,944 $95,470 $75,155
Net realized gain (loss) ............ 1,977,328 (110,244) 321,453 (61,061)
Net change in unrealized appreciation
(depreciation) ................. 2,865,574 4,723,501 445,234 663,878
Net increase (decrease) in net
assets resulting from operations . 5,316,603 5,110,201 862,157 677,972
Distributions to shareholders:
Class A ........................ (721,918) (473,348) (110,189) (56,383)
Class C ........................ (149,574) (103,640) (10,383) (4,549)
Class R ........................ (36,454) (21,663) (1,943) (764)
Class R6 ....................... (1,691) (261) (330) (227)
Advisor Class ................... (20,004) (14,390) (27,802) (22,018)
Total distributions to shareholders ..... (929,641) (613,302) (150,647) (83,941)
Capital share transactions: (Note 2 )
Class A ........................ 2,990,907 3,767,353 2,068,674 1,343,244
Class C ........................ (312,039) 347,507 226,134 251,048
Class R ........................ 181,382 153,371 58,905 15,875
Class R6 ....................... 45,344 19,976 3,820 —
Advisor Class ................... 156,708 (24,944) 45,013 17,602
Total capital share transactions ....... 3,062,302 4,263,263 2,402,546 1,627,769
Net increase (decrease) in net
assets ..................... 7,449,264 8,760,162 3,114,056 2,221,800
Net assets:
Beginning of year .................. 33,370,131 24,609,969 4,957,478 2,735,678
End of year ...................... $40,819,395 $33,370,131 $8,071,534 $4,957,478

Franklin Fund Allocator Series
Notes to Financial Statements
84
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of eighteen separate funds, ten of which are included in
this report (Funds). The Funds follow the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Certain or all
Funds invest primarily in mutual funds (Underlying Funds)
and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The Funds offer five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day. ETFs listed on an exchange
or on the NASDAQ National Market System are valued at
the last quoted sale price or the official closing price of the day, respectively.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Fund Allocator Series
Notes to Financial Statements
85
franklintempleton.com
Annual Report
b. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at year end, as
indicated in the Schedules of Investments, had been entered
into on December 31, 2024.
c. Index-Linked Notes
Certain or all Funds invest in index-linked notes. Index-linked notes are senior, unsecured, subordinated debt securities
issued by a financial institution, and the value is based on the price movements of the underlying index. Index-linked
notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate
the economic effects that would apply had the Fund directly
purchased the underlying referenced asset or basket of
assets. The risks of investing in index-linked notes include unfavorable price movements in the underlying index and the
credit risk of the issuing financial institution. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Index-linked notes may be more volatile and less liquid than other investments
held by the Funds.
d. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of December
31, 2024, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities,
if any) and estimated expenses are accrued daily. Dividend
income and realized capital gain distributions are recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. The Franklin LifeSmart
TM
Retirement Income Fund employs a managed distribution
policy. Under this policy, the Fund will distribute level monthly distributions in any given year regardless of the performance of the Fund; however, the twelfth monthly payment may
be greater than the initially anticipated amount if additional income or capital gains are required to be distributed.
These distributions may include income and capital gains
generated by the Underlying Funds, as well as a possible
return of capital component, if necessary, to meet the annual distribution rate. The annual payout rate may be adjusted
higher or lower from year to year in response to market
conditions. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
1. Organization and Significant Accounting Policies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
86
franklintempleton.com
Annual Report
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin LifeSmart™ Retirement
Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2024
Shares sold
a
................................... 331,077 $3,459,146 307,385 $3,687,346
Shares issued in reinvestment of distributions .......... 178,817 1,865,598 56,868 689,303
Shares redeemed ............................... (726,012) (7,555,580) (807,167) (9,642,131)
Net increase (decrease) .......................... (216,118) $(2,230,836) (442,914) $(5,265,482)
Year ended December 31, 2023
Shares sold
a
................................... 835,256 $8,203,333 339,543 $3,701,430
Shares issued in reinvestment of distributions .......... 196,562 1,947,041 63,897 702,720
Shares redeemed ............................... (1,129,020) (11,082,232) (735,451) (8,030,382)
Net increase (decrease) .......................... (97,202) $(931,858) (332,011) $(3,626,232)
Class C
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

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Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
Shares Amount Shares Amount
Class C Shares:
Year ended December 31, 2024
Shares sold ................................... 40,039 $410,612 22,509 $268,364
Shares issued in reinvestment of distributions .......... 12,879 132,712 4,713 56,591
Shares redeemed
a
.............................. (109,857) (1,125,443) (128,596) (1,515,894)
Net increase (decrease) .......................... (56,939) $(582,119) (101,374) $(1,190,939)
Year ended December 31, 2023
Shares sold ................................... 88,261 $855,031 102,146 $1,099,927
Shares issued in reinvestment of distributions .......... 16,025 157,043 6,356 69,110
Shares redeemed
a
.............................. (201,025) (1,960,160) (173,286) (1,873,430)
Net increase (decrease) .......................... (96,739) $(948,086) (64,784) $(704,393)
Class R
Class R Shares:
Year ended December 31, 2024
Shares sold ................................... 27,766 $286,143 13,604 $160,399
Shares issued in reinvestment of distributions .......... 6,419 66,791 800 9,696
Shares redeemed ............................... (57,887) (586,832) (18,592) (216,355)
Net increase (decrease) .......................... (23,702) $(233,898) (4,188) $(46,260)
Year ended December 31, 2023
Shares sold ................................... 18,280 $178,833 50,086 $543,698
Shares issued in reinvestment of distributions .......... 8,287 81,853 1,358 14,856
Shares redeemed ............................... (47,060) (459,381) (79,085) (877,491)
Net increase (decrease) .......................... (20,493) $(198,695) (27,641) $(318,937)
Class R6
Class R6 Shares:
Year ended December 31, 2024
Shares sold ................................... — $— 310 $3,873
Shares issued in reinvestment of distributions .......... 526 5,515 20 246
Shares redeemed ............................... (931) (9,655) (1,158) (13,924)
Net increase (decrease) .......................... (405) $(4,140) (828) $(9,805)
Year ended December 31, 2023
Shares sold ................................... 9,983 $97,654 3,257 $36,533
Shares issued in reinvestment of distributions .......... 188 1,907 69 782
Shares redeemed ............................... (6,959) (71,515) (2,147) (24,402)
Net increase (decrease) .......................... 3,212 $28,046 1,179 $12,913
Advisor Class
2. Shares of Beneficial Interest
(continued)

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Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended December 31, 2024
Shares sold ................................... 105,270 $1,125,024 3,537 $41,749
Shares issued in reinvestment of distributions .......... 15,075 157,886 1,456 17,717
Shares redeemed ............................... (159,943) (1,664,764) (23,785) (281,736)
Net increase (decrease) .......................... (39,598) $(381,854) (18,792) $(222,270)
Year ended December 31, 2023
Shares sold ................................... 184,774 $1,790,123 19,484 $215,206
Shares issued in reinvestment of distributions .......... 15,963 158,996 1,872 20,685
Shares redeemed ............................... (94,479) (939,675) (17,144) (189,704)
Net increase (decrease) .......................... 106,258 $1,009,444 4,212 $46,187
Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2024
Shares sold
a
................................... 793,798 $10,179,063 663,169 $9,025,455
Shares issued in reinvestment of distributions .......... 245,068 3,177,790 100,024 1,381,171
Shares redeemed ............................... (1,758,678) (22,528,325) (690,146) (9,389,640)
Net increase (decrease) .......................... (719,812) $(9,171,472) 73,047 $1,016,986
Year ended December 31, 2023
Shares sold
a
................................... 2,400,842 $27,476,419 1,369,146 $16,363,899
Shares issued in reinvestment of distributions .......... 228,586 2,664,079 84,183 1,018,795
Shares redeemed ............................... (3,500,664) (40,240,972) (1,301,358) (15,536,015)
Net increase (decrease) .......................... (871,236) $(10,100,474) 151,971 $1,846,679
Class C
Class C Shares:
Year ended December 31, 2024
Shares sold ................................... 138,478 $1,741,384 153,773 $2,051,583
Shares issued in reinvestment of distributions .......... 24,141 305,745 14,813 200,386
Shares redeemed
a
.............................. (266,797) (3,335,090) (175,813) (2,382,249)
Net increase (decrease) .......................... (104,178) $(1,287,961) (7,227) $(130,280)
Year ended December 31, 2023
Shares sold ................................... 439,839 $4,914,549 329,021 $3,849,922
Shares issued in reinvestment of distributions .......... 21,672 246,938 12,102 143,083
Shares redeemed
a
.............................. (585,722) (6,549,698) (380,644) (4,458,295)
Net increase (decrease) .......................... (124,211) $(1,388,211) (39,521) $(465,290)
Class R
2. Shares of Beneficial Interest
(continued)

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Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
Shares Amount Shares Amount
Class R Shares:
Year ended December 31, 2024
Shares sold ................................... 30,244 $392,755 56,056 $755,329
Shares issued in reinvestment of distributions .......... 4,137 53,349 3,403 46,815
Shares redeemed ............................... (47,938) (602,382) (31,387) (421,648)
Net increase (decrease) .......................... (13,557) $(156,278) 28,072 $380,496
Year ended December 31, 2023
Shares sold ................................... 78,928 $898,012 89,893 $1,057,456
Shares issued in reinvestment of distributions .......... 4,092 47,499 2,076 25,058
Shares redeemed ............................... (114,389) (1,311,230) (79,731) (944,928)
Net increase (decrease) .......................... (31,369) $(365,719) 12,238 $137,586
Class R6
Class R6 Shares:
Year ended December 31, 2024
Shares sold ................................... 310 $7,789 3,570 $50,956
Shares issued in reinvestment of distributions .......... 667 8,582 369 5,112
Shares redeemed ............................... (45,083) (586,384) (15,698) (218,599)
Net increase (decrease) .......................... (44,106) $(570,013) (11,759) $(162,531)
Year ended December 31, 2023
Shares sold ................................... 2,227 $25,525 14,266 $177,241
Shares issued in reinvestment of distributions .......... 1,647 19,284 202 2,507
Shares redeemed ............................... (18,151) (217,351) (55) (657)
Net increase (decrease) .......................... (14,277) $(172,542) 14,413 $179,091
Advisor Class
Advisor Class Shares:
Year ended December 31, 2024
Shares sold ................................... 50,892 $656,810 38,290 $523,974
Shares issued in reinvestment of distributions .......... 6,805 88,598 4,133 57,448
Shares redeemed ............................... (105,137) (1,373,268) (37,513) (516,284)
Net increase (decrease) .......................... (47,440) $(627,860) 4,910 $65,138
Year ended December 31, 2023
Shares sold ................................... 79,358 $917,994 33,773 $420,460
Shares issued in reinvestment of distributions .......... 6,635 77,568 3,392 41,310
Shares redeemed ............................... (80,609) (931,191) (41,510) (504,607)
Net increase (decrease) .......................... 5,384 $64,371 (4,345) $(42,837)
2. Shares of Beneficial Interest
(continued)

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Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2024
Shares sold
a
................................... 1,052,543 $15,059,271 596,372 $8,552,544
Shares issued in reinvestment of distributions .......... 214,224 3,112,782 103,177 1,496,384
Shares redeemed ............................... (1,241,143) (17,846,931) (460,826) (6,545,431)
Net increase (decrease) .......................... 25,624 $325,122 238,723 $3,503,497
Year ended December 31, 2023
Shares sold
a
................................... 2,616,276 $32,169,187 1,184,077 $14,408,801
Shares issued in reinvestment of distributions .......... 213,559 2,707,534 76,617 964,593
Shares redeemed ............................... (2,829,631) (34,811,039) (778,828) (9,465,128)
Net increase (decrease) .......................... 204 $65,682 481,866 $5,908,266
Class C
Class C Shares:
Year ended December 31, 2024
Shares sold ................................... 203,586 $2,780,766 77,400 $1,070,589
Shares issued in reinvestment of distributions .......... 24,499 343,515 13,423 189,699
Shares redeemed
a
.............................. (367,193) (5,023,434) (124,298) (1,708,054)
Net increase (decrease) .......................... (139,108) $(1,899,153) (33,475) $(447,766)
Year ended December 31, 2023
Shares sold ................................... 628,803 $7,497,562 310,298 $3,674,205
Shares issued in reinvestment of distributions .......... 26,703 327,647 11,488 141,115
Shares redeemed
a
.............................. (661,114) (7,873,414) (315,357) (3,726,383)
Net increase (decrease) .......................... (5,608) $(48,205) 6,429 $88,937
Class R
Class R Shares:
Year ended December 31, 2024
Shares sold ................................... 91,912 $1,302,455 20,540 $292,949
Shares issued in reinvestment of distributions .......... 9,573 138,931 2,397 34,731
Shares redeemed ............................... (27,442) (394,951) (21,153) (298,886)
Net increase (decrease) .......................... 74,043 $1,046,435 1,784 $28,794
Year ended December 31, 2023
Shares sold ................................... 96,198 $1,184,524 56,519 $685,734
Shares issued in reinvestment of distributions .......... 7,966 100,869 1,821 22,949
Shares redeemed ............................... (121,972) (1,518,486) (70,003) (840,199)
Net increase (decrease) .......................... (17,808) $(233,093) (11,663) $(131,516)
Class R6
2. Shares of Beneficial Interest
(continued)

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Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended December 31, 2024
Shares sold ................................... 3,025 $44,663 2,080 $30,883
Shares issued in reinvestment of distributions .......... 429 6,304 726 10,637
Shares redeemed ............................... (224) (3,316) (119) (1,784)
Net increase (decrease) .......................... 3,230 $47,651 2,687 $39,736
Year ended December 31, 2023
Shares sold ................................... 5,516 $68,918 2,371 $28,646
Shares issued in reinvestment of distributions .......... 277 3,575 579 7,338
Shares redeemed ............................... (1,577) (19,542) (812) (10,156)
Net increase (decrease) .......................... 4,216 $52,951 2,138 $25,828
Advisor Class
Advisor Class Shares:
Year ended December 31, 2024
Shares sold ................................... 56,540 $829,117 21,702 $310,310
Shares issued in reinvestment of distributions .......... 9,071 133,564 3,653 53,374
Shares redeemed ............................... (32,880) (473,338) (20,271) (293,685)
Net increase (decrease) .......................... 32,731 $489,343 5,084 $69,999
Year ended December 31, 2023
Shares sold ................................... 98,969 $1,244,920 30,118 $375,081
Shares issued in reinvestment of distributions .......... 8,502 109,069 2,810 35,598
Shares redeemed ............................... (109,109) (1,357,759) (24,879) (301,707)
Net increase (decrease) .......................... (1,638) $(3,770) 8,049 $108,972
Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2024
Shares sold
a
................................... 936,906 $14,324,401 918,879 $13,714,472
Shares issued in reinvestment of distributions .......... 162,028 2,509,138 65,002 985,848
Shares redeemed ............................... (840,118) (12,833,380) (484,335) (7,303,703)
Net increase (decrease) .......................... 258,816 $4,000,159 499,546 $7,396,617
Year ended December 31, 2023
Shares sold
a
................................... 1,610,491 $20,528,901 728,260 $8,988,442
Shares issued in reinvestment of distributions .......... 126,180 1,663,537 42,196 533,827
Shares redeemed ............................... (1,497,714) (19,114,467) (549,618) (6,780,684)
Net increase (decrease) .......................... 238,957 $3,077,971 220,838 $2,741,585
Class C
2. Shares of Beneficial Interest
(continued)

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Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
Shares Amount Shares Amount
Class C Shares:
Year ended December 31, 2024
Shares sold ................................... 126,729 $1,826,699 95,059 $1,373,778
Shares issued in reinvestment of distributions .......... 18,392 271,953 10,550 156,343
Shares redeemed
a
.............................. (220,736) (3,237,649) (128,432) (1,867,861)
Net increase (decrease) .......................... (75,615) $(1,138,997) (22,823) $(337,740)
Year ended December 31, 2023
Shares sold ................................... 394,408 $4,817,157 217,561 $2,642,161
Shares issued in reinvestment of distributions .......... 15,378 193,580 6,959 85,688
Shares redeemed
a
.............................. (467,844) (5,696,464) (204,403) (2,480,449)
Net increase (decrease) .......................... (58,058) $(685,727) 20,117 $247,400
Class R
Class R Shares:
Year ended December 31, 2024
Shares sold ................................... 38,035 $574,744 20,693 $302,044
Shares issued in reinvestment of distributions .......... 2,793 42,933 3,119 47,290
Shares redeemed ............................... (83,923) (1,209,431) (13,821) (201,669)
Net increase (decrease) .......................... (43,095) $(591,754) 9,991 $147,665
Year ended December 31, 2023
Shares sold ................................... 41,752 $530,779 51,131 $631,433
Shares issued in reinvestment of distributions .......... 3,201 41,916 2,162 27,328
Shares redeemed ............................... (82,085) (1,028,928) (54,363) (662,963)
Net increase (decrease) .......................... (37,132) $(456,233) (1,070) $(4,202)
Class R6
Class R6 Shares:
Year ended December 31, 2024
Shares sold ................................... 39,406 $585,100 8,229 $130,275
Shares issued in reinvestment of distributions .......... 1,490 24,180 285 4,386
Shares redeemed ............................... (1,303) (20,404) (717) (10,568)
Net increase (decrease) .......................... 39,593 $588,876 7,797 $124,093
Year ended December 31, 2023
Shares sold ................................... 65,518 $878,626 7,107 $85,663
Shares issued in reinvestment of distributions .......... 131 1,830 142 1,820
Shares redeemed ............................... (57,230) (761,811) (1,001) (12,956)
Net increase (decrease) .......................... 8,419 $118,645 6,248 $74,527
Advisor Class
2. Shares of Beneficial Interest
(continued)

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Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended December 31, 2024
Shares sold ................................... 20,429 $316,149 42,164 $655,452
Shares issued in reinvestment of distributions .......... 3,662 57,444 2,734 41,863
Shares redeemed ............................... (15,085) (229,323) (34,910) (553,213)
Net increase (decrease) .......................... 9,006 $144,270 9,988 $144,102
Year ended December 31, 2023
Shares sold ................................... 21,444 $279,870 13,879 $175,508
Shares issued in reinvestment of distributions .......... 2,953 39,398 1,926 24,644
Shares redeemed ............................... (17,806) (233,179) (2,333) (28,957)
Net increase (decrease) .......................... 6,591 $86,089 13,472 $171,195
Franklin LifeSmart™ 2055
Retirement Target Fund
Franklin LifeSmart™ 2060
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2024
Shares sold
a
................................... 558,090 $7,458,291 211,735 $2,449,876
Shares issued in reinvestment of distributions .......... 52,557 721,865 9,293 110,189
Shares redeemed ............................... (387,248) (5,189,249) (42,794) (491,391)
Net increase (decrease) .......................... 223,399 $2,990,907 178,234 $2,068,674
Year ended December 31, 2023
Shares sold
a
................................... 684,806 $7,653,011 174,331 $1,674,861
Shares issued in reinvestment of distributions .......... 41,241 473,386 5,649 56,184
Shares redeemed ............................... (389,876) (4,359,044) (40,237) (387,801)
Net increase (decrease) .......................... 336,171 $3,767,353 139,743 $1,343,244
Class C
Class C Shares:
Year ended December 31, 2024
Shares sold ................................... 111,393 $1,444,771 27,650 $318,959
Shares issued in reinvestment of distributions .......... 11,242 149,565 882 10,383
Shares redeemed
a
.............................. (147,567) (1,906,375) (9,111) (103,208)
Net increase (decrease) .......................... (24,932) $(312,039) 19,421 $226,134
Year ended December 31, 2023
Shares sold ................................... 191,868 $2,085,563 28,613 $276,288
Shares issued in reinvestment of distributions .......... 9,322 103,557 444 4,409
Shares redeemed
a
.............................. (168,843) (1,841,613) (3,124) (29,649)
Net increase (decrease) .......................... 32,347 $347,507 25,933 $251,048
Class R
2. Shares of Beneficial Interest
(continued)

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Franklin LifeSmart™ 2055
Retirement Target Fund
Franklin LifeSmart™ 2060
Retirement Target Fund
Shares Amount Shares Amount
Class R Shares:
Year ended December 31, 2024
Shares sold ................................... 41,759 $553,696 7,289 $85,313
Shares issued in reinvestment of distributions .......... 2,671 36,453 164 1,943
Shares redeemed ............................... (30,399) (408,767) (2,451) (28,351)
Net increase (decrease) .......................... 14,031 $181,382 5,002 $58,905
Year ended December 31, 2023
Shares sold ................................... 66,587 $738,504 4,514 $43,167
Shares issued in reinvestment of distributions .......... 1,899 21,663 59 587
Shares redeemed ............................... (55,471) (606,796) (2,945) (27,879)
Net increase (decrease) .......................... 13,015 $153,371 1,628 $15,875
Class R6
Class R6 Shares:
Year ended December 31, 2024
Shares sold ................................... 3,695 $51,908 314 $3,764
Shares issued in reinvestment of distributions .......... 109 1,538 4 56
Shares redeemed ............................... (566) (8,102) — —
Net increase (decrease) .......................... 3,238 $45,344 318 $3,820
Year ended December 31, 2023
Shares sold ................................... 1,739 $20,080 — $—
Shares issued in reinvestment of distributions .......... 12 145 — —
Shares redeemed ............................... (22) (249) — —
Net increase (decrease) .......................... 1,729 $19,976 — $—
Advisor Class
Advisor Class Shares:
Year ended December 31, 2024
Shares sold ................................... 17,903 $250,755 3,997 $47,272
Shares issued in reinvestment of distributions .......... 1,452 20,004 162 1,920
Shares redeemed ............................... (8,161) (114,051) (348) (4,179)
Net increase (decrease) .......................... 11,194 $156,708 3,811 $45,013
Year ended December 31, 2023
Shares sold ................................... 16,363 $183,253 1,840 $17,555
Shares issued in reinvestment of distributions .......... 1,250 14,390 77 773
Shares redeemed ............................... (19,791) (222,587) (74) (726)
Net increase (decrease) .......................... (2,178) $(24,944) 1,843 $17,602
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers, directors, and/or trustees of certain of the FT Underlying Funds and of the following subsidiaries:
a. Management and Asset Allocation Fees
The Funds, except Franklin LifeSmart
TM
Retirement Income Fund, pay an asset allocation fee, calculated daily and paid monthly, to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.
Franklin LifeSmart
TM
Retirement Income Fund pays an investment management fee, calculated daily and paid monthly, to
Advisers of 0.25% per year of the average daily net assets of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%

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e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended December 31, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $4,573 $811 $7,957 $14,091
CDSC retained ........................... $360 $330 $1,038 $3,616
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $21,278 $12,817 $25,585 $21,587
CDSC retained ........................... $1,772 $663 $2,180 $1,441
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers ............. $20,381 $7,623
CDSC retained ............................................................. $1,641 $96
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Transfer agent fees ........................ $29,857 $17,696 $66,185 $57,414
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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f. Investments in FT Underlying Funds
The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). As defined in the 1940
Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such
Underlying Fund. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees and asset allocation fees paid by the Funds are waived on assets invested in the
Underlying Funds, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Underlying Funds.
Investments in FT Underlying Funds for the year ended December 31, 2024, were as follows:
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Transfer agent fees ........................ $101,726 $66,597 $102,202 $81,696
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Transfer agent fees .......................................................... $85,052 $34,744
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 2,313,314 $ 242,608 $ (238,360) $ (60,088) $ (234,772) $ 2,022,702 246,671 $ 73,445
BrandywineGLOBAL High Yield
Fund, Class IS ............ — 8,529,590 (124,655) (176) (31,924) 8,372,835 811,321 163,147
ClearBridge Tactical Dividend
Income Fund, Class IS ....... 5,526,588 255,948 (1,635,679) 143,982 676,917 4,967,756 198,314 184,256
Franklin High Yield Corporate ETF 2,055,805 105,754 (228,492) (27,574) 60,321 1,965,814 82,355 127,559
Franklin International Core Dividend
Tilt Index ETF ............. 1,316,440 96,267 (150,253) 6,483 (41,528) 1,227,409 40,900 52,053
Franklin Investment Grade
Corporate ETF ............ 2,661,486 1,226,300 (307,036) (84,234) (41,146) 3,455,370 163,854 127,579
Franklin U.S. Core Bond ETF ... 5,208,669 1,902,326 (586,503) (109,931) (97,178) 6,317,383 299,544 215,313
Franklin U.S. Core Equity (IU) Fund 1,084,545 98,075 (445,292) 166,609 54,596 958,533 55,535 82,238
a
Franklin U.S. Government
Securities Fund, Class R6 ..... 3,133,651 1,301,070 (351,643) (59,954) (69,223) 3,953,901 787,630 114,785
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

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Notes to Financial Statements
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Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund (continued)
Non-Controlled Affiliates
(continued)
Institutional Fiduciary Trust - Money
Market Portfolio, 4.183% ...... $ 1,101,739 $ 6,546,624 $ (6,581,766) $ — $ — $ 1,066,597 1,066,597 $ 51,639
Templeton Developing Markets
Trust, Class R6 ............ 487,991 20,219 (118,029) (15,627) 43,492 418,046 22,500 12,382
a
Templeton Foreign Fund, Class R6 1,008,454 35,890 (200,084) 41,649 (74,929) 810,980 108,565 22,336
Western Asset Income Fund, Class
IS ..................... 6,817,371 404,777 (7,244,009) (691,395) 713,256 — — 378,261
Western Asset Short Duration High
Income Fund, Class I ........ 5,025,310 294,196 (5,398,094) (333,117) 411,705 — — 274,064
Total Non-Controlled Affiliates $37,741,363 $21,059,644 $(23,609,895) $(1,023,373) $1,369,587 $35,537,326 $1,879,057
Total Affiliated Securities .... $37,741,363 $21,059,644 $(23,609,895) $(1,023,373) $1,369,587 $35,537,326 $1,879,057
Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,087,048 258,237 (296,298) (82,440) (47,740) 918,807 112,050 34,797
ClearBridge International Growth
Fund, Class IS ............ 381,221 20,558 (156,665) 12,116 12,155 269,385 4,167 3,994
ClearBridge Large Cap Value Fund,
Class IS ................. 852,285 58,623 (972,931) 197,809 (135,786) — — 8,356
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 824,345 77,128 (304,756) (13,838) 62,262 645,141 63,686 28,151
Franklin Growth Fund, Class R6 . 2,033,799 252,213 (783,499) 314,800 (141,422) 1,675,891 12,444 133,035
a
Franklin High Yield Corporate ETF 558,177 678,822 (172,141) (14,805) 14,859 1,064,912 44,613 45,897
Franklin International Aggregate
Bond ETF ................ 468,379 56,663 (123,919) (29,973) 27,271 398,421 19,646 11,893
Franklin International Core Equity
(IU) Fund ................ 2,492,364 231,460 (986,996) 89,786 (45,011) 1,781,603 152,274 87,260
a
Franklin Investment Grade
Corporate ETF ............ 700,604 2,289,580 (233,424) (28,135) (67,244) 2,661,381 126,203 58,090
Franklin Systematic Style Premia
ETF .................... 295,198 14,632 (75,495) 3,957 24,957 263,249 11,010 3,116
Franklin U.S. Core Bond ETF ... 5,511,219 1,639,877 (1,418,516) (251,835) 88,344 5,569,089 264,063 216,685
Franklin U.S. Core Equity (IU) Fund 4,528,984 606,516 (2,155,104) 644,848 156,980 3,782,224 219,132 324,197
a
Franklin U.S. Equity Index ETF . 481,751 134,519 (316,228) 47,168 35,306 382,516 7,450 5,256
Franklin U.S. Large Cap Multifactor
Index ETF ............... 1,063,106 76,799 (454,960) 145,052 49,779 879,776 15,003 10,789
Franklin U.S. Treasury Bond ETF 1,824,228 1,740,833 (668,309) (113,996) 12,375 2,795,131 138,923 106,052
Institutional Fiduciary Trust - Money
Market Portfolio, 4.183% ...... 164,927 5,647,588 (5,792,223) — — 20,292 20,292 9,391
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam Large Cap Value Fund,
Class R6 ................ $ — $ 1,059,845 $ (14,070) $ (196) $ (73,551) $ 972,028 28,183 $ 56,027
a
Templeton Developing Markets
Trust, Class R6 ............ 582,832 155,109 (349,208) (16,969) 45,310 417,074 22,447 12,126
a
Templeton Foreign Fund, Class R6 572,338 111,011 (257,231) 35,696 (51,394) 410,420 54,942 11,304
Western Asset Core Plus Bond
Fund, Class IS ............ 3,077,238 369,525 (3,449,647) (435,396) 438,280 — — 89,120
Western Asset Short-Term Bond
Fund, Class IS ............ 692,612 79,874 (781,137) (15,844) 24,495 — — 18,091
Total Non-Controlled Affiliates $28,192,655 $15,559,412 $(19,762,757) $487,805 $430,225 $24,907,340 $1,273,627
Total Affiliated Securities .... $28,192,655 $15,559,412 $(19,762,757) $487,805 $430,225 $24,907,340 $1,273,627
Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 3,319,712 929,792 (539,457) (145,301) (286,364) 3,278,382 399,803 119,759
ClearBridge International Growth
Fund, Class IS ............ 1,671,512 86,368 (493,391) 45,200 67,624 1,377,313 21,307 20,306
ClearBridge Large Cap Value Fund,
Class IS ................. 3,735,880 259,251 (4,296,379) 888,831 (587,583) — — 40,732
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 3,609,671 436,023 (974,225) (29,966) 257,959 3,299,462 325,712 141,376
Franklin Growth Fund, Class R6 . 8,914,864 1,157,333 (2,264,843) 919,886 (150,145) 8,577,095 63,690 680,864
a
Franklin High Yield Corporate ETF 1,706,502 2,449,038 (353,868) (26,227) 24,134 3,799,579 159,178 158,961
Franklin International Aggregate
Bond ETF ................ 1,431,031 201,795 (203,541) (49,600) 43,119 1,422,804 70,158 42,201
Franklin International Core Equity
(IU) Fund ................ 10,928,089 1,247,142 (3,231,997) 224,106 (58,489) 9,108,851 778,534 433,074
a
Franklin Investment Grade
Corporate ETF ............ 2,140,380 8,220,903 (529,608) (78,649) (255,684) 9,497,342 450,365 202,668
Franklin Systematic Style Premia
ETF .................... 1,092,957 85,187 (163,988) 5,270 106,329 1,125,755 47,083 13,326
Franklin U.S. Core Bond ETF ... 16,834,046 5,984,516 (2,410,595) (423,507) (111,712) 19,872,748 942,283 743,474
Franklin U.S. Core Equity (IU) Fund 19,852,245 2,672,681 (6,951,229) 1,755,441 2,027,091 19,356,229 1,121,450 1,626,748
a
Franklin U.S. Equity Index ETF . 2,114,296 621,022 (1,169,801) 128,906 270,788 1,965,211 38,275 26,168
Franklin U.S. Large Cap Multifactor
Index ETF ............... 4,663,962 335,404 (1,425,920) 314,617 614,668 4,502,731 76,786 53,664
Franklin U.S. Treasury Bond ETF 5,573,561 5,910,701 (1,169,952) (193,541) (146,017) 9,974,752 495,763 365,350
Institutional Fiduciary Trust - Money
Market Portfolio, 4.183% ...... 404,403 19,319,787 (19,720,425) — — 3,765 3,765 42,410
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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Notes to Financial Statements
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    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam Large Cap Value Fund,
Class R6 ................ $ — $ 5,427,567 $ (78,517) $ 1,573 $ (377,567) $ 4,973,056 144,188 $ 285,098
a
Templeton Developing Markets
Trust, Class R6 ............ 2,565,806 704,327 (1,272,906) (59,712) 195,466 2,132,981 114,800 62,048
a
Templeton Foreign Fund, Class R6 2,509,499 519,437 (846,247) 100,807 (185,144) 2,098,352 280,904 57,793
Western Asset Core Plus Bond
Fund, Class IS ............ 9,399,396 1,320,320 (10,772,996) (1,224,127) 1,277,407 — — 297,843
Western Asset Short-Term Bond
Fund, Class IS ............ 2,115,581 296,585 (2,443,233) (31,187) 62,254 — — 60,348
Total Non-Controlled Affiliates $104,583,393 $58,185,179 $(61,313,118) $2,122,820 $2,788,134 $106,366,408 $5,474,211
Total Affiliated Securities .... $104,583,393 $58,185,179 $(61,313,118) $2,122,820 $2,788,134 $106,366,408 $5,474,211
Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,511,702 601,722 (173,825) (45,711) (167,956) 1,725,932 210,479 60,887
ClearBridge International Growth
Fund, Class IS ............ 1,111,715 129,596 (255,012) 18,630 56,865 1,061,794 16,426 15,733
ClearBridge Large Cap Value Fund,
Class IS ................. 2,486,207 307,957 (3,010,499) 596,037 (379,702) — — 29,629
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,392,445 472,937 (478,551) 11,004 144,034 2,541,869 250,925 105,905
Franklin Growth Fund, Class R6 . 5,932,774 1,195,872 (1,014,135) 79,913 416,006 6,610,430 49,086 527,113
a
Franklin High Yield Corporate ETF 774,294 1,353,469 (125,263) (8,568) 6,111 2,000,043 83,789 80,713
Franklin International Aggregate
Bond ETF ................ 651,460 159,629 (59,212) (13,398) 10,522 749,001 36,933 22,321
Franklin International Core Equity
(IU) Fund ................ 7,268,271 1,230,338 (1,544,912) 31,446 36,970 7,022,113 600,181 321,975
a
Franklin Investment Grade
Corporate ETF ............ 971,595 4,370,192 (169,496) (25,639) (147,106) 4,999,546 237,079 103,834
Franklin Systematic Style Premia
ETF .................... 628,629 112,141 (56,403) 477 64,998 749,842 31,361 8,876
Franklin U.S. Core Bond ETF ... 7,642,216 3,759,002 (678,529) (111,904) (149,090) 10,461,695 496,050 373,792
Franklin U.S. Core Equity (IU) Fund 13,211,611 2,684,952 (3,618,937) 472,689 2,159,710 14,910,025 863,849 1,240,220
a
Franklin U.S. Equity Index ETF . 1,406,756 504,701 (686,613) 62,020 226,310 1,513,174 29,471 19,453
Franklin U.S. Large Cap Multifactor
Index ETF ............... 3,103,041 383,935 (680,954) 84,927 577,314 3,468,263 59,145 39,960
Franklin U.S. Treasury Bond ETF 2,529,946 3,216,359 (326,817) (52,066) (116,243) 5,251,179 260,993 184,417
Institutional Fiduciary Trust - Money
Market Portfolio, 4.183% ...... 712,937 11,024,308 (11,735,161) — — 2,084 2,084 31,389
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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Notes to Financial Statements
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    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam Large Cap Value Fund,
Class R6 ................ $ — $ 4,143,294 $ (19,201) $ (2,286) $ (291,071) $ 3,830,736 111,068 $ 220,713
a
Templeton Developing Markets
Trust, Class R6 ............ 1,719,622 580,066 (749,022) 31,452 61,065 1,643,183 88,438 47,759
a
Templeton Foreign Fund, Class R6 1,669,040 478,471 (458,156) 8,404 (80,076) 1,617,683 216,557 44,778
Western Asset Core Plus Bond
Fund, Class IS ............ 4,267,097 918,398 (5,232,063) (421,219) 467,787 — — 144,994
Western Asset Short-Term Bond
Fund, Class IS ............ 960,425 222,493 (1,199,451) 3,511 13,022 — — 29,348
Total Non-Controlled Affiliates $60,951,783 $37,849,832 $(32,272,212) $719,719 $2,909,470 $70,158,592 $3,653,809
Total Affiliated Securities .... $60,951,783 $37,849,832 $(32,272,212) $719,719 $2,909,470 $70,158,592 $3,653,809
Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 2,160,214 842,347 (201,983) (52,127) (254,081) 2,494,370 304,191 87,572
ClearBridge International Growth
Fund, Class IS ............ 2,443,406 205,194 (481,059) 42,559 124,067 2,334,167 36,110 34,469
ClearBridge Large Cap Value Fund,
Class IS ................. 5,462,294 533,052 (6,470,529) 1,315,363 (840,180) — — 64,926
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 5,255,477 845,779 (848,266) (21,093) 364,009 5,595,906 552,409 231,941
Franklin Growth Fund, Class R6 . 13,034,561 2,225,532 (1,821,687) 316,053 777,128 14,531,587 107,905 1,155,148
a
Franklin High Yield Corporate ETF 1,111,525 1,950,225 (167,815) (11,307) 7,719 2,890,347 121,087 116,444
Franklin International Aggregate
Bond ETF ................ 931,048 224,666 (69,930) (16,353) 12,548 1,081,979 53,352 32,152
Franklin International Core Equity
(IU) Fund ................ 15,974,688 2,239,954 (2,933,549) 75,307 80,266 15,436,666 1,319,373 705,578
a
Franklin Investment Grade
Corporate ETF ............ 1,393,954 6,291,912 (211,616) (34,353) (214,671) 7,225,226 342,621 149,865
Franklin Systematic Style Premia
ETF .................... 1,220,519 196,362 (98,235) 627 126,087 1,445,360 60,450 17,110
Franklin U.S. Core Bond ETF ... 10,965,448 5,232,413 (705,807) (117,200) (256,298) 15,118,556 716,859 538,715
Franklin U.S. Core Equity (IU) Fund 29,026,351 4,817,905 (6,839,959) 813,145 4,967,888 32,785,330 1,899,498 2,729,407
a
Franklin U.S. Equity Index ETF . 3,092,366 1,049,244 (1,448,069) 151,248 482,951 3,327,740 64,812 42,632
Franklin U.S. Large Cap Multifactor
Index ETF ............... 6,819,236 667,676 (1,316,077) 200,848 1,255,856 7,627,539 130,074 87,569
Franklin U.S. Treasury Bond ETF 3,630,568 4,537,977 (338,080) (53,293) (188,552) 7,588,620 377,168 265,893
Institutional Fiduciary Trust - Money
Market Portfolio, 4.183% ...... 167,891 16,149,655 (16,312,902) — — 4,644 4,644 57,870
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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Notes to Financial Statements
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    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam Large Cap Value Fund,
Class R6 ................ $ — $ 9,134,547 $ (70,562) $ 570 $ (641,235) $ 8,423,320 244,225 $ 483,681
a
Templeton Developing Markets
Trust, Class R6 ............ 3,784,328 1,145,586 (1,517,352) (66,882) 271,785 3,617,465 194,697 104,848
a
Templeton Foreign Fund, Class R6 3,668,343 895,412 (852,353) 23,425 (178,661) 3,556,166 476,060 98,104
Western Asset Core Plus Bond
Fund, Class IS ............ 6,122,530 1,350,083 (7,543,841) (597,260) 668,488 — — 208,165
Western Asset Short-Term Bond
Fund, Class IS ............ 1,378,083 313,221 (1,715,360) 8,403 15,653 — — 42,102
Total Non-Controlled Affiliates $117,642,830 $60,848,742 $(51,965,031) $1,977,680 $6,580,767 $135,084,988 $7,254,191
Total Affiliated Securities .... $117,642,830 $60,848,742 $(51,965,031) $1,977,680 $6,580,767 $135,084,988 $7,254,191
Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 1,143,148 162,967 (222,694) 12,502 63,495 1,159,418 17,937 17,151
ClearBridge Large Cap Value Fund,
Class IS ................. 2,555,586 384,349 (3,164,471) 599,826 (375,290) — — 30,691
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,441,885 564,347 (379,886) (17,700) 171,875 2,780,521 274,484 112,115
Franklin Growth Fund, Class R6 . 6,169,181 1,438,974 (871,432) 34,732 446,717 7,218,172 53,599 572,990
a
Franklin High Yield Corporate ETF 342,177 679,606 (37,673) (2,278) 371 982,203 41,148 38,225
Franklin International Core Equity
(IU) Fund ................ 7,473,832 1,552,725 (1,410,658) 3,422 48,157 7,667,478 655,340 339,977
a
Franklin Investment Grade
Corporate ETF ............ 428,834 2,146,954 (37,223) (5,977) (76,816) 2,455,772 116,453 49,627
Franklin Systematic Style Premia
ETF .................... 512,824 105,252 (24,777) (100) 53,256 646,455 27,037 7,652
Franklin U.S. Core Bond ETF ... 3,375,466 2,045,371 (162,696) (27,645) (91,348) 5,139,148 243,677 175,226
Franklin U.S. Core Equity (IU) Fund 10,815,466 1,850,586 (2,216,707) 284,472 1,833,545 12,567,362 728,121 1,051,515
a
Franklin U.S. Equity Index ETF . 4,135,988 1,011,745 (723,408) 62,128 881,614 5,368,067 104,550 62,766
Franklin U.S. Large Cap Multifactor
Index ETF ............... 3,189,700 491,450 (579,507) 53,996 633,502 3,789,141 64,617 42,100
Franklin U.S. Treasury Bond ETF 1,117,178 1,619,680 (79,838) (13,346) (64,370) 2,579,304 128,196 86,731
Institutional Fiduciary Trust - Money
Market Portfolio, 4.183% ...... 308,445 8,197,594 (8,503,948) — — 2,091 2,091 26,179
Putnam Large Cap Value Fund,
Class R6 ................ — 4,519,938 (14,231) (1,373) (319,364) 4,184,970 121,339 240,719
a
Templeton Developing Markets
Trust, Class R6 ............ 1,781,865 621,393 (696,872) (23,739) 114,622 1,797,269 96,731 51,457
a
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2040 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Foreign Fund, Class R6 $ 1,716,215 $ 515,328 $ (384,044) $ 7,572 $ (88,698) $ 1,766,373 236,462 $ 48,650
Western Asset Core Plus Bond
Fund, Class IS ............ 1,884,719 578,380 (2,492,552) (86,657) 116,110 — — 65,911
Western Asset Short-Term Bond
Fund, Class IS ............ 424,242 134,975 (567,308) 7,894 197 — — 13,319
Total Non-Controlled Affiliates $49,816,751 $28,621,614 $(22,569,925) $887,729 $3,347,575 $60,103,744 $3,033,001
Total Affiliated Securities .... $49,816,751 $28,621,614 $(22,569,925) $887,729 $3,347,575 $60,103,744 $3,033,001
Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 2,116,749 297,697 (412,320) 26,709 116,602 2,145,437 33,191 31,631
ClearBridge Large Cap Value Fund,
Class IS ................. 4,733,010 690,119 (5,843,526) 1,132,009 (711,612) — — 57,491
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 4,514,017 965,182 (632,172) (26,080) 320,204 5,141,151 507,517 209,542
Franklin Growth Fund, Class R6 . 11,425,471 2,461,389 (1,445,301) 54,185 856,745 13,352,489 99,150 1,059,943
a
Franklin International Core Equity
(IU) Fund ................ 13,839,193 2,722,183 (2,475,370) 6,795 95,550 14,188,351 1,212,680 635,651
a
Franklin Systematic Style Premia
ETF .................... 864,571 161,420 (39,846) (105) 90,125 1,076,165 45,009 12,739
Franklin U.S. Core Bond ETF ... 3,590,239 7,010,728 (851,592) (96,802) (221,420) 9,431,153 447,186 244,555
Franklin U.S. Core Equity (IU) Fund 20,030,536 2,923,364 (3,665,465) 758,045 3,201,165 23,247,645 1,346,909 1,958,167
a
Franklin U.S. Equity Index ETF . 7,661,202 1,814,177 (1,308,696) 98,981 1,664,362 9,930,026 193,400 117,084
Franklin U.S. Large Cap Multifactor
Index ETF ............... 5,908,547 849,963 (1,032,624) 102,227 1,181,830 7,009,943 119,542 78,520
Institutional Fiduciary Trust - Money
Market Portfolio, 4.183% ...... 349,503 11,028,788 (11,374,882) — — 3,409 3,409 42,358
Putnam Large Cap Value Fund,
Class R6 ................ — 8,357,235 (26,003) 881 (590,510) 7,741,603 224,459 443,814
a
Templeton Developing Markets
Trust, Class R6 ............ 3,318,948 1,102,340 (1,271,881) (60,680) 234,753 3,323,480 178,874 95,565
a
Templeton Foreign Fund, Class R6 3,177,885 936,694 (699,910) 16,883 (162,928) 3,268,624 437,567 90,025
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2045 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Core Plus Bond
Fund, Class IS ............ $ 3,600,983 $ 1,636,381 $ (5,320,739) $ (13,495) $ 96,870 $ — — $ 133,732
Total Non-Controlled Affiliates $85,130,854 $42,957,660 $(36,400,327) $1,999,553 $6,171,736 $99,859,476 $5,210,817
Total Affiliated Securities .... $85,130,854 $42,957,660 $(36,400,327) $1,999,553 $6,171,736 $99,859,476 $5,210,817
Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 1,064,121 285,406 (176,800) 5,278 66,149 1,244,154 19,247 18,404
ClearBridge Large Cap Value Fund,
Class IS ................. 2,378,783 655,126 (3,264,662) 587,738 (356,985) — — 31,822
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,263,490 782,422 (210,642) (8,215) 154,875 2,981,930 294,366 119,669
Franklin Growth Fund, Class R6 . 5,742,365 2,068,163 (491,060) (208) 427,361 7,746,621 57,523 616,985
a
Franklin International Core Equity
(IU) Fund ................ 6,957,196 2,300,595 (1,021,309) (24,130) 15,848 8,228,200 703,265 359,076
a
Franklin Systematic Style Premia
ETF .................... 410,549 150,349 (16,948) (99) 43,450 587,301 24,563 6,952
Franklin U.S. Core Bond ETF ... 589,686 1,728,585 (527,226) (17,067) (44,408) 1,729,570 82,009 46,438
Franklin U.S. Core Equity (IU) Fund 10,067,241 2,693,851 (1,345,722) 86,553 1,985,255 13,487,178 781,412 1,123,893
a
Franklin U.S. Equity Index ETF . 3,849,850 1,433,063 (474,489) (590) 953,276 5,761,110 112,205 65,926
Franklin U.S. Large Cap Multifactor
Index ETF ............... 2,969,234 812,661 (403,739) 1,459 686,307 4,065,922 69,337 44,251
Institutional Fiduciary Trust - Money
Market Portfolio, 4.183% ...... 313,460 5,455,018 (5,766,634) — — 1,844 1,844 24,036
Putnam Large Cap Value Fund,
Class R6 ................ — 4,851,011 (14,029) (1,671) (343,123) 4,492,188 130,246 258,335
a
Templeton Developing Markets
Trust, Class R6 ............ 1,666,680 763,410 (590,674) (23,889) 112,096 1,927,623 103,747 55,604
a
Templeton Foreign Fund, Class R6 1,597,562 663,711 (273,183) 1,778 (94,351) 1,895,517 253,751 52,380
Western Asset Core Plus Bond
Fund, Class IS ............ 591,854 572,486 (1,189,879) 44,729 (19,190) — — 23,885
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
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    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2050 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 6 $ — $ — $ (6) $ — $ — — $ —
Total Non-Controlled Affiliates $40,462,077 $25,215,857 $(15,766,996) $651,660 $3,586,560 $54,149,158 $2,847,656
Total Affiliated Securities .... $40,462,077 $25,215,857 $(15,766,996) $651,660 $3,586,560 $54,149,158 $2,847,656
Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 837,457 168,489 (146,102) 5,577 50,856 916,277 14,175 13,485
ClearBridge Large Cap Value Fund,
Class IS ................. 1,871,945 376,650 (2,422,328) 435,591 (261,858) — — 23,694
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,783,287 479,715 (181,924) (13,912) 130,906 2,198,072 216,986 87,522
Franklin Growth Fund, Class R6 . 4,518,859 1,278,332 (439,690) 5,687 342,369 5,705,557 42,367 453,317
a
Franklin International Core Equity
(IU) Fund ................ 5,475,307 1,466,342 (903,234) (9,729) 31,141 6,059,827 517,934 264,647
a
Franklin Systematic Style Premia
ETF .................... 319,619 82,147 (11,716) (95) 33,563 423,518 17,713 5,013
Franklin U.S. Core Bond ETF ... 292,324 1,003,460 (641,595) (18,960) (8,413) 626,816 29,721 21,336
Franklin U.S. Core Equity (IU) Fund 7,922,253 1,617,822 (1,205,489) 52,087 1,547,226 9,933,899 575,545 826,805
a
Franklin U.S. Equity Index ETF . 3,029,936 900,792 (412,611) 23,715 699,224 4,241,056 82,600 48,918
Franklin U.S. Large Cap Multifactor
Index ETF ............... 2,337,039 457,723 (325,655) 13,354 511,052 2,993,513 51,049 32,819
Institutional Fiduciary Trust - Money
Market Portfolio, 4.183% ...... 236,168 5,478,729 (5,713,477) — — 1,420 1,420 16,767
Putnam Large Cap Value Fund,
Class R6 ................ — 3,572,528 (11,369) (231) (252,622) 3,308,306 95,921 189,294
a
Templeton Developing Markets
Trust, Class R6 ............ 1,311,487 516,947 (476,629) (18,211) 87,455 1,421,049 76,483 40,765
a
Templeton Foreign Fund, Class R6 1,257,276 447,918 (243,969) 3,402 (68,090) 1,396,537 186,953 38,498
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
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Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2055 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Core Plus Bond
Fund, Class IS ............ $ 293,346 $ 357,717 $ (666,735) $ 26,707 $ (11,035) $ — — $ 11,904
Total Non-Controlled Affiliates $31,486,303 $18,205,311 $(13,802,523) $504,982 $2,831,774 $39,225,847 $2,074,784
Total Affiliated Securities .... $31,486,303 $18,205,311 $(13,802,523) $504,982 $2,831,774 $39,225,847 $2,074,784
Franklin LifeSmart™ 2060 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 121,671 78,961 (27,669) 224 7,315 180,502 2,792 2,609
ClearBridge Large Cap Value Fund,
Class IS ................. 271,967 149,426 (450,389) 57,461 (28,465) — — 4,047
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 258,560 190,989 (31,114) (6,285) 22,070 434,220 42,865 15,968
Franklin Growth Fund, Class R6 . 656,526 496,647 (67,346) (1,951) 41,879 1,125,755 8,359 87,870
a
Franklin International Core Equity
(IU) Fund ................ 795,474 577,854 (166,675) (5,749) (5,641) 1,195,263 102,159 47,546
a
Franklin Systematic Style Premia
ETF .................... 46,418 30,957 (563) (3) 4,939 81,748 3,419 968
Franklin U.S. Core Bond ETF ... 42,159 207,342 (121,013) (3,485) (1,626) 123,377 5,850 3,797
Franklin U.S. Core Equity (IU) Fund 1,150,996 748,120 (189,637) (671) 249,398 1,958,206 113,453 155,665
a
Franklin U.S. Equity Index ETF . 440,132 332,007 (57,060) 213 119,056 834,348 16,250 8,715
Franklin U.S. Large Cap Multifactor
Index ETF ............... 339,051 208,102 (44,321) 239 85,088 588,159 10,030 5,862
Institutional Fiduciary Trust - Money
Market Portfolio, 4.183% ...... 94,853 1,627,108 (1,721,616) — — 345 345 3,763
Putnam Large Cap Value Fund,
Class R6 ................ — 703,812 (1,658) — (49,508) 652,646 18,923 36,514
a
Templeton Developing Markets
Trust, Class R6 ............ 191,056 161,687 (80,858) (2,813) 11,975 281,047 15,126 7,806
a
Templeton Foreign Fund, Class R6 182,664 158,567 (50,549) (844) (13,818) 276,020 36,951 7,470
Western Asset Core Plus Bond
Fund, Class IS ............ 42,616 73,231 (118,838) 5,075 (2,084) — — 1,993
Total Non-Controlled Affiliates $4,634,143 $5,744,810 $(3,129,306) $41,411 $440,578 $7,731,636 $390,593
Total Affiliated Securities .... $4,634,143 $5,744,810 $(3,129,306) $41,411 $440,578 $7,731,636 $390,593
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statements of Operations.
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin LifeSmart
TM
Retirement Income Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.05% and for
Class R6 do not exceed 0.00% based on the average net assets of each class until April 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds, except Franklin LifeSmart
TM
Retirement Income Fund so that the operating expenses
(excluding interest expense, distribution fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses for each class of the Funds do not exceed 0.45% and for Class R6 do not exceed 0.40% based on the average net assets of each class until April 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.00% based on the average net assets of the class until April 30, 2025.
h. Other Affiliated Transactions
At December 31, 2024, Templeton International Inc. owned 14.3% of Franklin LifeSmart
TM
2060 Retirement Target Fund’s
outstanding shares.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2024, the capital loss carryforwards were as follows:
During the year ended December 31, 2024, the utilized capital loss carryforwards were as follows:
Franklin
LifeSmart™
Retirement
Income Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 592,753
Long term ................................................................................ 3,302,667
Total capital loss carryforwards ............................................................... $3,895,420
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Capital loss utilized carryforwards ............. $50,000 $441,570 $404,093 $1,291,792
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
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The tax character of distributions paid during the years ended December 31, 2024 and 2023, was as follows:
Franklin
LifeSmart™
2050
Retirement
Target Fund
Franklin
LifeSmart™
2055
Retirement
Target Fund
Capital loss utilized carryforwards ............................................... $64,022 $25,370
Franklin LifeSmart™ Retirement
Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $2,273,979 $2,398,231 $774,947 $813,549
Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $3,615,421 $3,027,131 $1,692,526 $1,238,578
Long term capital gain .................... 35,905 54,312 — —
$3,651,326 $3,081,443 $1,692,526 $1,238,578
Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $3,746,968 $2,917,768 $1,615,293 $1,028,011
Long term capital gain .................... 9,637 363,896 169,624 149,902
$3,756,605 $3,281,664 $1,784,917 $1,177,913
Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $2,571,496 $1,530,127 $1,201,149 $539,411
Long term capital gain .................... 355,597 436,888 35,080 135,782
$2,927,093 $1,967,015 $1,236,229 $675,193
Franklin LifeSmart™ 2055
Retirement Target Fund
Franklin LifeSmart™ 2060
Retirement Target Fund
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $929,641 $399,537 $150,028 $70,207
Long term capital gain .................... — 213,765 619 13,734
$929,641 $613,302 $150,647 $83,941
4. Income Taxes
(continued)

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At December 31, 2024, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
a a a a a
Cost of investments ....................... $45,414,367 $24,099,740 $97,604,955 $62,536,177
Unrealized appreciation ..................... $2,500,672 $3,384,805 $18,620,893 $12,721,158
Unrealized depreciation ..................... (3,083,905) (2,025,099) (6,744,618) (3,047,405)
Net unrealized appreciation (depreciation) ....... $(583,233) $1,359,706 $11,876,275 $9,673,753
Distributable earnings:
Undistributed ordinary income ................ $430,330 $160,832 $3,111 $342,168
Undistributed long term capital gains ........... — 437,069 3,255,083 1,044,192
Total distributable earnings .................. $430,330 $597,901 $3,258,194 $1,386,360
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
a a a a a
Cost of investments ....................... $115,914,200 $51,201,456 $80,925,708 $45,028,806
Unrealized appreciation ..................... $28,613,758 $12,393,211 $24,636,944 $12,106,717
Unrealized depreciation ..................... (4,940,808) (1,342,685) (1,843,766) (832,334)
Net unrealized appreciation (depreciation) ....... $23,672,950 $11,050,526 $22,793,178 $11,274,383
Distributable earnings:
Undistributed ordinary income ................ $163,256 $105,225 $37,955 $19,618
Undistributed long term capital gains ........... 4,850,467 2,080,454 4,065,895 2,276,439
Total distributable earnings .................. $5,013,723 $2,185,679 $4,103,850 $2,296,057
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
a a a
Cost of investments ......................................................... $32,698,768 $7,303,693
Unrealized appreciation ....................................................... $8,540,043 $865,961
Unrealized depreciation ....................................................... (718,558) (187,407)
Net unrealized appreciation (depreciation) ......................................... $7,821,485 $678,554
Distributable earnings:
Undistributed ordinary income .................................................. $18,754 $7,814
Undistributed long term capital gains ............................................. 1,677,709 292,240
Total distributable earnings .................................................... $1,696,463 $300,054
4. Income Taxes
(continued)

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Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, regulated investment companies and equity-linked securities.
The Funds, except for Franklin LifeSmart™ Retirement Income Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2024, were as follows:
6. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 31, 2025, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 30, 2026, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2024, the
Funds did not use the Global Credit Facility.
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Purchases .............................. $16,961,871 $10,627,991 $42,043,903 $29,143,891
Sales .................................. $20,281,823 $16,889,372 $51,935,729 $26,336,557
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Purchases .............................. $49,117,789 $22,518,010 $35,286,759 $21,821,037
Sales .................................. $45,935,375 $18,269,582 $30,388,309 $12,834,419
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Purchases ................................................................ $14,180,390 $4,456,059
Sales .................................................................... $10,239,094 $1,783,912
4. Income Taxes
(continued)

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7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2024, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... $ 41,429,466 $ — $ — $ 41,429,466
Index-Linked Notes :
Capital Markets ........................ — — 2,335,071 2,335,071
Short Term Investments ................... 1,066,597 — — 1,066,597
Total Investments in Securities ........... $42,496,063 $— $2,335,071 $44,831,134
Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 25,266,631 — — 25,266,631
Short Term Investments ................... 20,292 172,523 — 192,815
Total Investments in Securities ........... $25,286,923 $172,523 $— $25,459,446
Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 108,308,025 — — 108,308,025
Short Term Investments ................... 3,765 1,169,440 — 1,173,205
Total Investments in Securities ........... $108,311,790 $1,169,440 $— $109,481,230
Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 71,653,741 — — 71,653,741
Short Term Investments ................... 2,084 554,105 — 556,189
Total Investments in Securities ........... $71,655,825 $554,105 $— $72,209,930
Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 138,374,776 — — 138,374,776
Short Term Investments ................... 4,644 1,207,730 — 1,212,374
Total Investments in Securities ........... $138,379,420 $1,207,730 $— $139,587,150

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2024, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... $ 61,740,383 $ — $ — $ 61,740,383
Short Term Investments ................... 2,091 509,508 — 511,599
Total Investments in Securities ........... $61,742,474 $509,508 $— $62,251,982
Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 102,885,353 — — 102,885,353
Short Term Investments ................... 3,409 830,124 — 833,533
Total Investments in Securities ........... $102,888,762 $830,124 $— $103,718,886
Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 55,906,058 — — 55,906,058
Short Term Investments ................... 1,844 395,287 — 397,131
Total Investments in Securities ........... $55,907,902 $395,287 $— $56,303,189
Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 40,518,833 — — 40,518,833
Short Term Investments ................... 1,420 — — 1,420
Total Investments in Securities ........... $40,520,253 $— $— $40,520,253
Franklin LifeSmart™ 2060 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 7,981,902 — — 7,981,902
Short Term Investments ................... 345 — — 345
Total Investments in Securities ........... $7,982,247 $— $— $7,982,247
a
For detailed categories, see the accompanying Schedule of Investments.
7. Fair Value Measurements
(continued)

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Level 3 financial instruments, for the Franklin LifeSmart Retirement Income Fund, include fair value of immaterial assets and/
or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
8. Operating Segments
The Funds have adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures.  The update is limited to disclosure requirements and does not impact the Funds' financial position or results of operations.
Each Fund operates as a single operating segment, which is an investment portfolio. The Funds' Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
Index-Linked Notes :
Capital Markets ..... $ 2,270,512 $ 2,099,710 $ (2,335,175) $ — $ — $ — $ 235,262 $ 64,762 $ 2,335,071 $ 235,362
Total Investments in
Securities ............ $2,270,512 $2,099,710 $(2,335,175) $— $— $— $235,262 $64,762 $2,335,071 $235,362
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
Selected Portfolio
ETF
Exchange-Traded Fund
7. Fair Value Measurements
(continued)

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To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin LifeSmart™ Retirement Income Fund,
Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2025 Retirement Target Fund, Franklin LifeSmart™
2030 Retirement Target Fund, Franklin LifeSmart™ 2035 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement
Target Fund, Franklin LifeSmart™ 2045 Retirement Target Fund, Franklin LifeSmart™ 2050 Retirement Target Fund, Franklin
LifeSmart™ 2055 Retirement Target Fund and Franklin LifeSmart™ 2060 Retirement Target Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting Franklin Fund Allocator Series, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of
America.
(a) The financial highlights for each of the five years in the period ended December 31, 2024
(b) The financial highlights for each of the three years in the period ended December 31, 2024, and for the period
January 29, 2021 (commencement of operations) through December 31, 2021
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Franklin LifeSmart™ Retirement Income Fund
(a)
Franklin LifeSmart™ 2020 Retirement Target Fund
(a)
Franklin LifeSmart™ 2025 Retirement Target Fund
(a)
Franklin LifeSmart™ 2030 Retirement Target Fund
(a)
Franklin LifeSmart™ 2035 Retirement Target Fund
(a)
Franklin LifeSmart™ 2040 Retirement Target Fund
(a)
Franklin LifeSmart™ 2045 Retirement Target Fund
(a)
Franklin LifeSmart™ 2050 Retirement Target Fund
(a)
Franklin LifeSmart™ 2055 Retirement Target Fund
(a)
Franklin LifeSmart™ 2060 Retirement Target Fund
(b)

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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agents and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:
Pursuant to:
Franklin LifeSmart™
Retirement Income
Fund
Franklin LifeSmart™
2020 Retirement
Target Fund
Franklin LifeSmart™
2025 Retirement
Target Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) — $42,293 $236,056
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $193,773 $60,467 $297,044
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $269,810 $146,052 $722,331
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) — — $450,385
Section 163(j) Interest Dividends Earned §163(j) $48,350 — —
Pursuant to:
Franklin LifeSmart™
2030 Retirement
Target Fund
Franklin LifeSmart™
2035 Retirement
Target Fund
Franklin LifeSmart™
2040 Retirement
Target Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $27,023 $201,423 $238,203
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $217,937 $477,319 $246,310
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $534,403 $1,173,149 $582,671
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) — $650,114 $424,752
Pursuant to:
Franklin LifeSmart™
2045 Retirement
Target Fund
Franklin LifeSmart™
2050 Retirement
Target Fund
Franklin LifeSmart™
2055 Retirement
Target Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $514,572 $92,914 $41,308
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $459,671 $256,231 $190,961
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $1,088,949 $612,736 $454,080
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) $574,212 $104,875 $143,315
Pursuant to:
Franklin LifeSmart™
2060 Retirement
Target Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $4,493
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $33,533
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $80,561
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) $17,486
Section 163(j) Interest Dividends Earned §163(j) $3,049

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Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended December 31, 2024:
Franklin
LifeSmart™
Retirement Income
Fund
Franklin
LifeSmart™ 2020
Retirement Target
Fund
Franklin
LifeSmart™ 2025
Retirement Target
Fund
Franklin
LifeSmart™ 2030
Retirement Target
Fund
Franklin
LifeSmart™ 2035
Retirement Target
Fund
Foreign Taxes Paid $5,190 $5,849 $29,902 $23,154 $50,789
Foreign Source Income
Earned $53,556 $99,507 $488,814 $361,037 $782,377
Franklin
LifeSmart™ 2040
Retirement Target
Fund
Franklin
LifeSmart™ 2045
Retirement Target
Fund
Franklin
LifeSmart™ 2050
Retirement Target
Fund
Franklin
LifeSmart™ 2055
Retirement Target
Fund
Franklin
LifeSmart™ 2060
Retirement Target
Fund
Foreign Taxes Paid $25,198 $46,589 $27,111 $19,931 $3,867
Foreign Source Income
Earned $370,858 $692,311 $393,485 $289,389 $52,612

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Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

RTF-AFSOI 02/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 28, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	February 28, 2025